UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2676

Fidelity School Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2006

Item 1. Reports to Stockholders

Fidelity®
New Markets Income
Fund

Annual Report

December 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2006	Past 1 year	Past 5 years	Past 10 years
Fidelity® New Markets Income Fund	11.89%	15.61%	12.13%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® New Markets Income Fund on December 31, 1996. The chart shows how the value of your investment would have changed, and also shows how the J.P. Morgan Emerging Markets Bond Index (EMBI) Global performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from John Carlson, Portfolio Manager of Fidelity® New Markets Income Fund

The emerging-markets debt market - as measured by the J.P. Morgan Emerging Markets Bond Index (EMBI) Global - narrowly missed a fifth consecutive year of double-digit returns in 2006, but still posted a solid gain of 9.88% for the year, helped in part by the decline of the U.S. dollar against most major foreign currencies. The overall emerging-markets bond category shrugged off a number of disruptive events during the past year, including a coup in Thailand, war in Lebanon, a contested presidential election in Mexico, and falling oil prices in such exporting nations as Russia and Venezuela. Brazil, the largest component of the EMBI Global on average during the past year, did well, gaining nearly 15%. But the second-largest country weighting, Mexico, was a major drag on performance, returning only about 6%. Argentina had the highest increase, up roughly 51%, while Ecuador had the only negative return, falling roughly 12%.

For the 12 months that ended December 31, 2006, Fidelity New Markets Income Fund returned 11.89%, outperforming the J.P. Morgan EMBI Global. Investors put a record $6.2 billion into emerging-markets debt funds in 2006 according to Emerging Portfolio Fund Research. Favorable commodity prices and a broad group of countries posting economic growth amid moderating inflation expectations contributed to a beneficial global backdrop for emerging-markets debt. Argentina was the best performing country in the index by a wide margin, and the fund held an overweighted position in its securities. Security selection there was favorable because the fund owned warrants linked to Argentina's economic growth. My choices in Russia also helped performance, despite the country's lagging performance relative to the index. Security selection in Indonesia, as well as an underweighting in the country's strong performing sovereign bonds, hurt relative performance. Peru outperformed the benchmark, and the fund's mild underweighting there, especially in long-dated Peruvian sovereign bonds, also dampened results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2006 to December 31, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1, 2006 to December 31, 2006
Actual	$ 1,000.00	$ 1,102.10	$ 4.77
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.67	$ 4.58

* Expenses are equal to the Fund's annualized expense ratio of .90%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes

Top Five Countries as of December 31, 2006
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	14.0	14.8
Philippines	8.7	9.4
Mexico	7.7	7.9
Venezuela	7.5	7.1
Turkey	7.3	4.6
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of December 31, 2006
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazilian Federative Republic	13.0	14.4
Philippine Republic	8.5	9.4
Turkish Republic	7.2	4.6
Venezuelan Republic	7.0	6.9
United Mexican States	6.7	7.9
	42.4
Asset Allocation (% of fund's net assets)
As of December 31, 2006	As of June 30, 2006
Corporate Bonds 17.7%	Corporate Bonds 17.3%
Government Obligations 71.2%	Government Obligations 76.7%
Stocks and Investment Companies 1.6%	Stocks 0.1%
Other Investments 0.2%	Other Investments 0.3%
Short-Term Investments and Net Other Assets 9.3%	Short-Term Investments and Net Other Assets 5.6%

Annual Report

Investments December 31, 2006

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.7%
		Principal Amount (d)	Value (Note 1)
Argentina - 0.5%
Telecom Personal SA 9.25% 12/22/10 (f)		$ 9,795,000	$ 10,309,238
Bahamas (Nassau) - 0.2%
Odebrecht Overseas Ltd. 9.625% 12/30/49		4,205,000	4,436,275
Brazil - 1.0%
Bertin Ltda 10.25% 10/5/16 (f)		2,730,000	2,893,800
Globo Communicacoes e Partcipacoes LTDA 9.375%		15,115,000	15,511,769
Net Servicos de Communicacao SA 9.25% 12/31/49 (f)		4,195,000	4,285,193
TOTAL BRAZIL			22,690,762
Cayman Islands - 0.2%
CFG Investment SAC 9.25% 12/19/13 (f)		3,345,000	3,336,638
Chile - 0.2%
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (f)		4,890,000	5,007,922
Dominican Republic - 0.1%
Cap Cana SA 9.625% 11/3/13 (f)		2,595,000	2,630,681
Germany - 1.4%
Citigroup Global Markets Deutschland AG 9.25% 4/19/14 (f)		9,310,000	10,147,900
Dresdner Bank AG:
10.375% 8/17/09 (f)		7,105,000	7,771,449
10.375% 8/17/09		2,320,000	2,537,616
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		9,865,000	10,290,182
TOTAL GERMANY			30,747,147
Indonesia - 0.1%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (c)(f)		4,420,000	110,500
0% 7/5/01 (Reg. S) (c)		1,335,000	33,375
Majapahit Holding BV 7.25% 10/17/11 (f)		1,815,000	1,867,181
TOTAL INDONESIA			2,011,056
Ireland - 0.2%
Red Arrow International Leasing 8.375% 6/30/12	RUB	134,318,677	5,274,427
Korea (South) - 0.4%
Hanarotelecom, Inc. 7% 2/1/12 (f)		9,570,000	9,593,925
Luxembourg - 3.8%
Millicom International Cellular SA 10% 12/1/13		8,935,000	9,739,150
Mobile Telesystems Finance SA:
8% 1/28/12		11,496,000	12,070,800
Nonconvertible Bonds - continued
		Principal Amount (d)	Value (Note 1)
Luxembourg - continued
Mobile Telesystems Finance SA: - continued
8% 1/28/12 (f)		$ 12,640,000	$ 13,272,000
8.375% 10/14/10 (f)		4,110,000	4,336,050
8.375% 10/14/10 (Reg. S)		5,520,000	5,823,600
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09		6,535,000	6,739,219
RSHB Capital SA:
6.97% 9/21/16 (e)		4,180,000	4,305,400
7.175% 5/16/13 (f)		4,930,000	5,194,988
UBS Luxembourg SA 8.25% 5/23/16		23,320,000	24,486,000
TOTAL LUXEMBOURG			85,967,207
Malaysia - 1.6%
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		16,700,000	20,414,080
Petronas Capital Ltd. 7.875% 5/22/22 (Reg. S)		12,460,000	15,313,340
TOTAL MALAYSIA			35,727,420
Mexico - 0.7%
Cablemas SA de CV 9.375% 11/15/15		6,080,000	6,680,400
Gruma SA de CV 7.75%		6,670,000	6,870,100
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (f)		2,935,000	3,169,800
TOTAL MEXICO			16,720,300
Multi-National - 0.2%
Inter-American Development Bank 6.625% 4/17/17	PEN	13,600,000	4,319,690
Netherlands - 0.7%
Bulgaria Steel Finance BV 12% 5/4/13 unit	EUR	5,100,000	5,655,737
PT Indosat International Finance Co. BV 7.125% 6/22/12 (f)		10,015,000	10,065,075
TOTAL NETHERLANDS			15,720,812
Pakistan - 0.3%
Pakistan Mobile Communcations Ltd. 8.625% 11/13/13 (f)		5,285,000	5,522,825
Philippines - 0.2%
National Power Corp. 6.875% 11/2/16 (f)		4,270,000	4,344,725
Singapore - 0.0%
Empire Capital Resources Pte Ltd. 9.375% 12/15/11 (f)		910,000	927,063
Tunisia - 0.2%
Banque Centrale de Tunisie 7.375% 4/25/12		4,380,000	4,736,970
Nonconvertible Bonds - continued
		Principal Amount (d)	Value (Note 1)
United Kingdom - 0.6%
Credit Suisse First Boston International 8% 11/6/15 (f)		$ 9,980,000	$ 10,338,182
Standard Bank PLC 8.125% 9/30/09		4,200,000	4,095,000
TOTAL UNITED KINGDOM			14,433,182
United States of America - 4.6%
Pemex Project Funding Master Trust:
6.625% 6/15/35		15,190,000	15,539,370
7.375% 12/15/14		12,720,000	14,004,720
7.75%		50,276,000	52,437,868
8.625% 2/1/22		16,955,000	21,066,588
TOTAL UNITED STATES OF AMERICA			103,048,546
Venezuela - 0.5%
Petrozuata Finance, Inc.:
7.63% 4/1/09 (f)		4,047,295	4,032,118
8.22% 4/1/17 (f)		6,055,000	6,024,725
TOTAL VENEZUELA			10,056,843
TOTAL NONCONVERTIBLE BONDS (Cost $393,097,449)			397,563,654
Government Obligations - 71.2%

Argentina - 4.3%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		24,843,800	27,017,632
par 1.33% 12/31/38 (g)		38,385,000	20,727,900
5.589% 8/3/12 (g)		34,102,500	32,222,715
11.9855% 2/20/08 (g)	ARS	32,501,113	10,698,406
Gross Domestic Product Linked Security 12/15/35 (i)		44,280,000	6,044,220
TOTAL ARGENTINA			96,710,873
Belize - 0.1%
Belize Government 9.75% 6/12/15		2,760,000	2,083,800
Brazil - 13.0%
Brazilian Federative Republic:
7.125% 1/20/37		18,465,000	19,812,945
7.875% 3/7/15		9,365,000	10,465,388
8% 1/15/18		23,470,000	26,098,640
8.25% 1/20/34		28,215,000	34,224,795
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Brazil - continued
Brazilian Federative Republic: - continued
8.75% 2/4/25		$ 25,690,000	$ 31,855,600
8.875% 10/14/19		12,625,000	15,528,750
8.875% 4/15/24		16,615,000	20,793,673
10.125% 5/15/27		7,325,000	10,291,625
10.5% 7/14/14		7,950,000	10,124,325
11% 1/11/12		5,965,000	7,354,845
11% 8/17/40		39,965,000	53,013,561
12.25% 3/6/30		12,770,000	21,198,200
12.5% 1/5/16	BRL	20,555,000	10,919,693
12.75% 1/15/20		13,455,000	20,989,800
TOTAL BRAZIL			292,671,840
Colombia - 2.7%
Colombian Republic:
7.175% 11/16/15 (g)		4,020,000	4,160,700
7.375% 9/18/37		9,400,000	10,090,900
8.125% 5/21/24		2,665,000	3,078,075
8.25% 12/22/14		3,590,000	4,074,650
10.375% 1/28/33		3,750,000	5,371,875
10.75% 1/15/13		8,030,000	9,937,125
11.75% 2/25/20		16,991,000	24,679,428
TOTAL COLOMBIA			61,392,753
Dominican Republic - 1.3%
Dominican Republic:
9.04% 1/23/18 (f)		8,131,748	9,306,786
9.5% 9/27/11		18,751,229	20,138,819
TOTAL DOMINICAN REPUBLIC			29,445,605
Ecuador - 1.2%
Ecuador Republic:
9.375% 12/15/15 (f)		4,530,000	3,533,400
10% 8/15/30 (Reg. S)		22,270,000	16,479,800
12% 11/15/12 (f)		826,200	644,436
12% 11/15/12 (Reg. S)		8,455,800	6,595,524
TOTAL ECUADOR			27,253,160
El Salvador - 0.7%
El Salvador Republic:
7.65% 6/15/35		6,750,000	7,651,125
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
El Salvador - continued
El Salvador Republic: - continued
8.25% 4/10/32 (Reg. S)		$ 3,585,000	$ 4,307,378
8.5% 7/25/11 (Reg. S)		4,410,000	4,877,460
TOTAL EL SALVADOR			16,835,963
Indonesia - 1.9%
Indonesian Republic:
6.75% 3/10/14		4,765,000	4,985,620
7.5% 1/15/16 (f)		18,830,000	20,784,554
8.5% 10/12/35 (f)		13,385,000	16,664,325
TOTAL INDONESIA			42,434,499
Iraq - 0.3%
Republic of Iraq 5.8% 1/15/28 (f)		9,105,000	5,941,013
Ivory Coast - 0.7%
Ivory Coast:
Brady past due interest 2% 3/30/18 (Reg. S) (c)(g)		28,865,750	6,783,451
FLIRB 2.5% 3/29/18 (Reg. S) (c)(g)		35,955,000	8,089,875
TOTAL IVORY COAST			14,873,326
Lebanon - 2.9%
Lebanon, Republic of:
7.125% 3/5/10		7,425,000	7,090,875
7.875% 5/20/11 (Reg. S)		7,305,000	7,158,900
8.6044% 11/30/09 (f)(g)		10,940,000	10,789,028
8.6044% 11/30/09 (g)		8,980,000	8,856,076
10.125% 8/6/08		7,060,000	7,227,675
10.25% 10/6/09 (Reg. S)		8,450,000	8,766,875
11.625% 5/11/16 (Reg. S)		12,565,000	14,512,575
TOTAL LEBANON			64,402,004
Mexico - 6.7%
United Mexican States:
5.625% 1/15/17		15,496,000	15,465,008
5.875% 1/15/14		11,860,000	12,168,360
6.625% 3/3/15		9,673,000	10,374,293
6.75% 9/27/34		10,205,000	11,072,425
7.5% 4/8/33		17,420,000	20,512,050
8.125% 12/30/19		8,390,000	10,252,580
8.3% 8/15/31		20,450,000	26,145,325
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Mexico - continued
United Mexican States: - continued
11.375% 9/15/16		$ 10,850,000	$ 15,624,000
11.5% 5/15/26		17,480,000	28,273,900
TOTAL MEXICO			149,887,941
Nigeria - 0.3%
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		6,190,588	5,867,841
warrants 11/15/20 (h)		4,000	808,000
TOTAL NIGERIA			6,675,841
Pakistan - 0.5%
Islamic Republic of Pakistan:
6.75% 2/19/09		3,515,000	3,567,725
7.125% 3/31/16 (f)		4,080,000	4,294,200
Pakistan International Sukuk Co. Ltd. 7.76% 1/27/10 (g)		4,325,000	4,470,969
TOTAL PAKISTAN			12,332,894
Panama - 0.7%
Panamanian Republic:
7.125% 1/29/26		5,370,000	5,799,600
8.875% 9/30/27		7,220,000	9,169,400
TOTAL PANAMA			14,969,000
Peru - 2.5%
Peruvian Republic:
7.35% 7/21/25		11,160,000	12,582,900
8.75% 11/21/33		5,895,000	7,759,294
9.125% 2/21/12		8,435,000	9,795,144
9.875% 2/6/15		9,925,000	12,579,938
euro Brady past due interest 5% 3/7/17 (g)		14,181,600	14,068,147
TOTAL PERU			56,785,423
Philippines - 8.5%
Philippine Republic:
7.75% 1/14/31		17,965,000	20,368,717
8.375% 2/15/11		14,360,000	15,724,200
8.875% 3/17/15		13,520,000	16,004,976
9% 2/15/13		36,185,000	41,703,213
9.375% 1/18/17		12,905,000	15,969,938
9.5% 2/2/30		24,815,000	33,128,025
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Philippines - continued
Philippine Republic: - continued
9.875% 1/15/19		$ 20,625,000	$ 26,915,625
10.625% 3/16/25		15,360,000	22,023,168
TOTAL PHILIPPINES			191,837,862
Qatar - 0.4%
State of Qatar 9.75% 6/15/30 (Reg. S)		6,745,000	10,026,443
Russia - 4.4%
Russian Federation:
5% 3/31/30 (Reg. S) (e)		27,197,500	30,733,175
11% 7/24/18 (Reg. S)		17,657,000	25,558,508
12.75% 6/24/28 (Reg. S)		23,092,000	41,796,520
TOTAL RUSSIA			98,088,203
Serbia & Montenegro - 0.3%
Republic of Serbia 3.75% 11/1/24 (e)(f)		7,545,000	7,016,850
Turkey - 7.2%
Turkish Republic:
6.875% 3/17/36		22,740,000	21,801,975
7.375% 2/5/25		5,895,000	6,042,375
8% 2/14/34		19,640,000	21,481,250
9.5% 1/15/14		13,950,000	16,321,500
11% 1/14/13		25,290,000	31,106,700
11.5% 1/23/12		12,540,000	15,298,800
11.75% 6/15/10		14,750,000	17,405,000
11.875% 1/15/30		20,565,000	31,747,219
TOTAL TURKEY			161,204,819
Ukraine - 1.5%
City of Kiev 8.75% 8/8/08		8,315,000	8,618,498
Ukraine Government:
6.875% 3/4/11 (Reg. S)		3,855,000	3,966,024
7.65% 6/11/13 (Reg. S)		9,285,000	10,016,194
8.9025% 8/5/09 (g)		9,565,000	10,129,335
TOTAL UKRAINE			32,730,051
Uruguay - 1.7%
Uruguay Republic:
7.625% 3/21/36		10,430,000	11,473,000
7.875% 1/15/33 pay-in-kind		8,310,000	9,265,650
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Uruguay - continued
Uruguay Republic: - continued
8% 11/18/22		$ 12,310,000	$ 13,971,850
9.25% 5/17/17		3,315,000	4,049,273
TOTAL URUGUAY			38,759,773
Venezuela - 7.0%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		171,700	5,580,250
6% 12/9/20		11,815,000	11,017,488
6.3738% 4/20/11 (g)		18,365,000	18,181,350
7% 12/1/18 (Reg. S)		6,245,000	6,432,350
7.65% 4/21/25		9,445,000	10,304,495
8.5% 10/8/14		17,235,000	19,475,550
9.25% 9/15/27		28,005,000	35,762,385
9.375% 1/13/34		14,230,000	18,868,980
10.75% 9/19/13		10,220,000	12,647,250
13.625% 8/15/18		12,818,000	19,643,585
TOTAL VENEZUELA			157,913,683
Vietnam - 0.4%
Vietnamese Socialist Republic 6.875% 1/15/16 (f)		7,970,000	8,607,600
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,486,471,225)			1,600,881,219
Common Stocks - 0.4%
		Shares
Bermuda - 0.0%
APP China Group Ltd.		42,508	425,080
Mexico - 0.3%
America Movil SA de CV Series L sponsored ADR		73,900	3,341,758
Wal-Mart de Mexico SA de CV Series V		818,400	3,602,824
TOTAL MEXICO			6,944,582
Turkey - 0.1%
Acibadem Saglik Hizmetleri AS		200,000	2,147,651
TOTAL COMMON STOCKS (Cost $10,942,066)			9,517,313
Investment Companies - 1.2%
		Shares	Value (Note 1)
United States of America - 1.2%
iShares MSCI Emerging Markets Index Fund (Cost $27,327,481)		243,000	$ 27,743,310
Sovereign Loan Participations - 0.2%
	Principal Amount (d)
Morocco - 0.2%
Moroccan Kingdom loan participation - JP Morgan 6.3644% 1/2/09 (g) (Cost $3,705,937)	$ 3,723,214	3,718,560
Money Market Funds - 7.4%
	Shares
Fidelity Cash Central Fund, 5.37% (b) (Cost $165,901,908)	165,901,908	165,901,908
Purchased Options - 0.0%
Expiration Date/ Strike Price		Underlying Face Amount
Russia - 0.0%
Lehman Brothers Holdings, Inc. Call Option on $97,730,000 notional amount of Russian Federation 5% 3/31/30 (Reg. S) (Cost $586,380)	January 2007/ $113.31	$ 110,434,900	371,374
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $2,088,032,446)	2,205,697,338
NET OTHER ASSETS - 1.9%	43,051,906
NET ASSETS - 100%	$ 2,248,749,244
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
ARS	-	Argentine peso
BRL	-	Brazilian real
EUR	-	European Monetary Unit
PEN	-	Peruvian new sol
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $223,054,352 or 9.9% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.

(i) Security is linked to Argentine Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentine GDP, subject to certain conditions.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,460,789
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	2.6%
BBB	17.6%
BB	33.1%
B	31.3%
CCC,CC,C	1.6%
Not Rated	2.4%
Equities	2.1%
Other Investments	0.0%
Short-Term Investments and Net Other Assets	9.3%
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2006

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,922,130,538)	$ 2,039,795,430
Fidelity Central Funds (cost $165,901,908)	165,901,908
Total Investments (cost $2,088,032,446)		$ 2,205,697,338
Receivable for investments sold		782,096
Receivable for fund shares sold		4,842,926
Dividends receivable		199,092
Interest receivable		43,979,081
Prepaid expenses		9,635
Other receivables		4,459
Total assets		2,255,514,627

Liabilities
Payable for investments purchased	$ 524,084
Payable for fund shares redeemed	3,000,748
Distributions payable	1,416,950
Accrued management fee	1,239,045
Other affiliated payables	355,582
Other payables and accrued expenses	228,974
Total liabilities		6,765,383

Net Assets		$ 2,248,749,244
Net Assets consist of:
Paid in capital		$ 2,125,158,503
Undistributed net investment income		3,849,009
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,067,105
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		117,674,627
Net Assets, for 151,913,367 shares outstanding		$ 2,248,749,244
Net Asset Value, offering price and redemption price per share ($2,248,749,244 ÷ 151,913,367 shares)		$ 14.80

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2006

Investment Income
Dividends		$ 2,347,107
Interest		131,305,526
Income from Fidelity Central Funds		3,460,789
Total income		137,113,422

Expenses
Management fee	$ 13,320,025
Transfer agent fees	3,115,887
Accounting fees and expenses	845,363
Custodian fees and expenses	395,908
Independent trustees' compensation	7,267
Registration fees	147,684
Audit	112,623
Legal	143,988
Miscellaneous	13,732
Total expenses before reductions	18,102,477
Expense reductions	(172,565)	17,929,912
Net investment income		119,183,510
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	61,106,582
Foreign currency transactions	(783,274)
Total net realized gain (loss)		60,323,308
Change in net unrealized appreciation (depreciation) on: Investment securities	40,434,601
Assets and liabilities in foreign currencies	239,811
Total change in net unrealized appreciation (depreciation)		40,674,412
Net gain (loss)		100,997,720
Net increase (decrease) in net assets resulting from operations		$ 220,181,230

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2006	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 119,183,510	$ 88,180,878
Net realized gain (loss)	60,323,308	38,859,352
Change in net unrealized appreciation (depreciation)	40,674,412	29,850,780
Net increase (decrease) in net assets resulting from operations	220,181,230	156,891,010
Distributions to shareholders from net investment income	(116,507,546)	(87,968,958)
Distributions to shareholders from net realized gain	(60,520,200)	(55,353,202)
Total distributions	(177,027,746)	(143,322,160)
Share transactions Proceeds from sales of shares	909,218,508	883,963,469
Reinvestment of distributions	161,074,709	130,772,658
Cost of shares redeemed	(599,203,439)	(395,305,602)
Net increase (decrease) in net assets resulting from share transactions	471,089,778	619,430,525
Redemption fees	449,203	405,329
Total increase (decrease) in net assets	514,692,465	633,404,704

Net Assets
Beginning of period	1,734,056,779	1,100,652,075
End of period (including undistributed net investment income of $3,849,009 and undistributed net investment income of $1,992,986, respectively)	$ 2,248,749,244	$ 1,734,056,779
Other Information Shares
Sold	61,754,545	62,135,556
Issued in reinvestment of distributions	10,918,845	9,151,336
Redeemed	(40,991,065)	(27,845,898)
Net increase (decrease)	31,682,325	43,440,994

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 14.42	$ 14.33	$ 13.90	$ 11.32	$ 10.91
Income from Investment Operations
Net investment income B	.880	.869	.857	.899	.868 F
Net realized and unrealized gain (loss)	.777	.638	.775	2.503	.435 F
Total from investment operations	1.657	1.507	1.632	3.402	1.303
Distributions from net investment income	(.860)	(.861)	(.880)	(.795)	(.909)
Distributions from net realized gain	(.420)	(.560)	(.330)	(.050)	-
Total distributions	(1.280)	(1.421)	(1.210)	(.845)	(.909)
Redemption fees added to paid in capital B	.003	.004	.008	.023	.016
Net asset value, end of period	$ 14.80	$ 14.42	$ 14.33	$ 13.90	$ 11.32
Total Return A	11.89%	11.10%	12.50%	31.11%	12.62%
Ratios to Average Net Assets C, E
Expenses before reductions	.91%	.94%	.94%	.97%	1.00%
Expenses net of fee waivers, if any	.91%	.94%	.94%	.97%	1.00%
Expenses net of all reductions	.90%	.94%	.94%	.97%	1.00%
Net investment income	5.99%	6.12%	6.26%	7.00%	7.90% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,248,749	$ 1,734,057	$ 1,100,652	$ 870,327	$ 425,175
Portfolio turnover rate D	103%	196%	237%	270%	219%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $0.64 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.48% to 7.90%. The reclassification has no impact on the net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2006

1. Significant Accounting Policies.

Fidelity New Markets Income Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act) , as an open-end management investment company organized as a Massachusetts business trust. The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from

Annual Report

1. Significant Accounting Policies - continued

Foreign Currency - continued

changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, prior period premium and discount on debt securities, market discount, deferred trustees compensation and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 132,308,343
Unrealized depreciation	(17,123,579)
Net unrealized appreciation (depreciation)	115,184,764
Undistributed ordinary income	1,746,784

Cost for federal income tax purposes	$ 2,090,512,574

The tax character of distributions paid was as follows:

	December 31, 2006	December 31, 2005
Ordinary Income	$ 158,326,393	$ 122,155,449
Long-term Capital Gains	18,701,353	21,166,711
Total	$ 177,027,746	$ 143,322,160

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) , was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition,

Annual Report

1. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157) , was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest) . In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Options. The Fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase a fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease a fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the Schedule of Investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Options - continued

market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,321,359,348 and $1,821,861,027, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .67% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC) , an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .16% of average net assets.

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4,243 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $105,008 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $13,917 and $53,640, respectively.

Annual Report

Notes to Financial Statements - continued

7. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity New Markets Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity New Markets Income Fund (a fund of Fidelity School Street Trust) at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity New Markets Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 15, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Each of the Trustees oversees 348 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1976

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006- present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity School Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of New Markets Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Dwight D. Churchill (53)

Year of Election or Appointment: 2005

Vice President of New Markets Income. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

Eric M. Wetlaufer (44)

Year of Election or Appointment: 2006

Vice President of New Markets Income. Mr. Wetlaufer also serves as Vice President of certain International Equity Funds (2006-present). Mr. Wetlaufer is Senior Vice President of FMR (2006-present) and FMR Co., Inc. (2006-present), and President and Director of Fidelity Management & Research (U.K.) Inc. (2006-present) and Fidelity Research & Analysis Company (2006-present). Before joining Fidelity Investments in 2005, Mr. Wetlaufer was a partner in Oxhead Capital Management (2004-2005). Previously, Mr. Wetlaufer served as a Chief Investment Officer of Putnam Investments (1997-2003).

John Carlson (56)

Year of Election or Appointment: 1995

Vice President of New Markets Income. Mr. Carlson also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Carlson worked as a portfolio manager. Mr. Carlson also serves as Senior Vice President of FMR and FMR Co., Inc. (2003).

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of New Markets Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of New Markets Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of New Markets Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006- present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of New Markets Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005- present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of New Markets Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004- present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of New Markets Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of New Markets Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of New Markets Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 1993 Assistant Treasurer of New Markets Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of New Markets Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of New Markets Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of New Markets Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of New Markets Income. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

Pay Date	Income	Taxes
Various	$.639	$.004

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2006, $16,797,171, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

NMI-UANN-0207
1.787734.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®
Strategic Income
Fund

Annual Report

December 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2006	Past 1 year	Past 5 years	Life of fundA
Fidelity Strategic Income Fund	8.15%	9.63%	7.48%

A From May 1, 1998.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Strategic Income Fund on May 1, 1998, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Merrill Lynch U.S. High Yield Master II Constrained Index and the Merrill Lynch U.S. High Yield Master II Index performed over the same period.

Beginning on January 1, 2006, the Merrill Lynch U.S. High Yield Master II Constrained Index replaced the Merrill Lynch U.S. High Yield Master II Index as the fund's primary index for all time periods because the Merrill Lynch U.S. High Yield Master II Constrained Index conforms more closely to the fund's investment strategy.

Annual Report

Management's Discussion of Fund Performance

Comments from Christopher Sharpe and Derek Young, Lead Co-Managers of Fidelity® Strategic Income Fund

Rising global interest rates and inflation concerns tempered the performance of investment-grade and higher-risk debt in first half of 2006. But the second half proved much kinder, thanks to a sharp decline in oil prices, continued strong corporate earnings and the U.S. central bank's pause in its two-year campaign of interest rate hikes. Against this backdrop, U.S. high-yield bonds fared best. Their lower sensitivity to interest rate movements and investors' thirst for higher yields drove the Merrill Lynch® U.S. High Yield Master II Constrained Index up 10.76%. Emerging-markets debt had the next-best showing in 2006, as the J.P. Morgan Emerging Markets Bond Index Global rose 9.88%. The Citigroup® Non-U.S. Group of 7 Index - representing the debt performance of major global economies, excluding the United States - rose 8.53%. In general, international securities benefited from the U.S. dollar's decline against most major foreign currencies. The U.S. government debt market had only a modest return of 3.48% as measured by the Lehman Brothers® Government Bond Index.

During the past year, the fund returned 8.15%, versus 8.10% for the Fidelity Strategic Income Composite Index. Each of the fund's asset classes had positive absolute returns for the period and all of the fund's outperformance versus the index came from favorable security selection. Our subportfolio managers beat their individual benchmarks in each of the asset classes except developed-country debt. A defensive asset allocation strategy of modestly underweighting most of the asset classes created a cash position that was more than 5% of assets at period end, which contributed to the portfolio's absolute results and improved its risk profile, but hurt relative performance. The biggest boosts came from the high-yield and emerging-markets subportfolios, led by good security selection and market selection, respectively. The U.S. government debt category benefited from an out-of-index allocation to strong performing mortgage securities. The developed-markets subportfolio had strong absolute returns, aided in part by favorable currency movements, but fell short of its benchmark due to poor issue selection in Japan.

Note to shareholders: As of January 1, 2006, the fund's primary benchmark - and the high-yield component of its Composite index - changed to the Merrill Lynch U.S. High Yield Master II Constrained Index, which conforms more closely to the high-yield subportfolio's investment strategy.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2006 to December 31, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1, 2006 to December 31, 2006
Actual	$ 1,000.00	$ 1,063.70	$ 3.85
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.48	$ 3.77

* Expenses are equal to the Fund's annualized expense ratio of .74%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Top Five Holdings as of December 31, 2006
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	12.6	14.7
Fannie Mae	10.0	8.4
Freddie Mac	5.3	4.4
French Government	2.6	1.6
Japan Government	2.5	2.2
	33.0
Top Five Market Sectors as of December 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	9.4	11.0
Financials	6.2	5.5
Telecommunication Services	6.2	7.1
Energy	4.8	4.8
Information Technology	4.6	4.0
Quality Diversification (% of fund's net assets)
As of December 31, 2006	As of June 30, 2006
U.S.Government and U.S.Government Agency Obligations 28.6%	U.S.Government and U.S.Government Agency Obligations 27.9%
AAA,AA,A 13.2%	AAA,AA,A 12.8%
BBB 4.6%	BBB 4.7%
BB 18.0%	BB 17.5%
B 19.5%	B 19.6%
CCC,CC,C 4.9%	CCC,CC,C 6.7%
D 0.1%	D 0.0%
Not Rated 3.4%	Not Rated 3.0%
Equities 0.7%	Equities 1.0%
Short-Term Investments and Net Other Assets 7.0%	Short-Term Investments and Net Other Assets 6.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of December 31, 2006*		As of June 30, 2006**
	Corporate Bonds 34.7%		Corporate Bonds 36.0%
	U.S. Government and U.S. Government Agency Obligations 28.6%		U.S. Government and U.S. Government Agency Obligations 27.7%
	Foreign Government & Government Agency Obligations 21.0%		Foreign Government & Government Agency Obligations 21.9%
	Floating Rate Loans 6.8%		Floating Rate Loans 5.5%
	Stocks 0.7%		Stocks 1.0%
	Other Investments 1.2%		Other Investments 1.1%
	Short-Term Investments and Net Other Assets*** 7.0%		Short-Term Investments and Net Other Assets**** 6.8%
* Foreign investments	32.6%	** Foreign investments	33.3%
***Includes short-term foreign government obligations of ..1%.		****Includes short-term foreign government obligations of ..2%.

For an unaudited list of holdings for each Fidelity Equity and Fixed-Income Central Fund, visit fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports.

Annual Report

Investments December 31, 2006

Showing Percentage of Net Assets

Corporate Bonds - 34.3%
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp. 0% 4/15/24		$ 620	$ 612
Nonconvertible Bonds - 34.3%
CONSUMER DISCRETIONARY - 6.2%
Auto Components - 0.4%
Affinia Group, Inc. 9% 11/30/14		6,965	6,826
Delco Remy International, Inc.:
9.375% 4/15/12		830	303
11% 5/1/09		980	397
TRW Automotive Acquisition Corp.:
9.375% 2/15/13		3,376	3,608
11% 2/15/13		2,439	2,668
Visteon Corp. 7% 3/10/14		4,790	4,179
			17,981
Automobiles - 0.4%
Fiat Finance & Trade Ltd. 5.625% 11/15/11	EUR	1,100	1,494
General Motors Corp.:
8.375% 7/5/33	EUR	900	1,144
8.375% 7/15/33		13,535	12,486
			15,124
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		2,695	2,850
Hotels, Restaurants & Leisure - 1.2%
Carrols Corp. 9% 1/15/13		4,090	4,172
Gaylord Entertainment Co.:
6.75% 11/15/14		2,620	2,600
8% 11/15/13		2,055	2,137
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		3,065	2,996
Mandalay Resort Group:
6.375% 12/15/11		1,780	1,771
6.5% 7/31/09		2,865	2,894
MGM Mirage, Inc.:
6% 10/1/09		1,360	1,358
6.625% 7/15/15		4,030	3,884
6.75% 9/1/12		1,685	1,651
6.75% 4/1/13		2,110	2,063
6.875% 4/1/16		2,110	2,020
8.5% 9/15/10		275	294
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Mohegan Tribal Gaming Authority 6.875% 2/15/15		$ 3,040	$ 3,048
Scientific Games Corp. 6.25% 12/15/12		880	856
Six Flags, Inc.:
9.625% 6/1/14		230	213
9.75% 4/15/13		2,205	2,067
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		5,231	4,551
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		3,280	3,514
Vail Resorts, Inc. 6.75% 2/15/14		6,165	6,173
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)		1,435	1,015
9% 1/15/12		770	797
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (g)		720	763
Wheeling Island Gaming, Inc. 10.125% 12/15/09		1,300	1,324
			52,161
Household Durables - 0.2%
D.R. Horton, Inc. 7.875% 8/15/11		200	215
Fortune Brands, Inc. 4% 1/30/13	EUR	1,100	1,380
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15		1,490	1,412
7.75% 5/15/13		1,475	1,457
Meritage Homes Corp. 6.25% 3/15/15		2,590	2,461
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (g)		2,735	2,954
			9,879
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		950	941
Media - 3.1%
AMC Entertainment, Inc. 11% 2/1/16		2,570	2,878
Cablemas SA de CV 9.375% 11/15/15		2,670	2,934
CanWest Media, Inc. 8% 9/15/12		1,130	1,178
Charter Communications Holdings I LLC 11.75% 5/15/14		1,400	1,253
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15		3,374	3,441
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10		$ 3,770	$ 3,954
10.25% 9/15/10		3,650	3,805
CSC Holdings, Inc.:
7.25% 4/15/12 (g)(h)		5,610	5,512
7.625% 4/1/11		3,575	3,655
7.625% 7/15/18		12,235	11,914
7.875% 2/15/18		11,010	11,065
EchoStar Communications Corp.:
6.625% 10/1/14		10,955	10,668
7% 10/1/13		3,460	3,451
7.125% 2/1/16		4,165	4,160
Globo Communicacoes e Partcipacoes LTDA 9.375%		11,745	12,053
Haights Cross Communications, Inc. 0% 8/15/11 (e)		2,480	1,575
iesy Repository GmbH 10.375% 2/15/15 (g)		3,210	3,074
Liberty Media Corp.:
5.7% 5/15/13		7,015	6,647
8.25% 2/1/30		1,335	1,309
8.5% 7/15/29		7,010	7,048
MediMedia USA, Inc. 11.375% 11/15/14 (g)		770	807
Net Servicos de Communicacao SA 9.25% 12/31/49 (g)		2,810	2,870
PanAmSat Corp.:
6.375% 1/15/08		920	920
9% 8/15/14		2,980	3,166
9% 6/15/16 (g)		2,050	2,170
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		4,230	4,442
10.375% 9/1/14 (g)		10,205	11,353
Sun Media Corp. Canada 7.625% 2/15/13		2,000	2,005
Vertis, Inc. 10.875% 6/15/09		1,000	1,003
WPP Group plc 4.375% 12/5/13	EUR	1,150	1,489
			131,799
Specialty Retail - 0.5%
AutoNation, Inc.:
7% 4/15/14		1,300	1,303
7.3738% 4/15/13 (h)		940	944
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14 (g)		$ 2,070	$ 2,029
Michaels Stores, Inc.:
10% 11/1/14 (g)		4,540	4,688
11.375% 11/1/16 (g)		7,330	7,577
Sally Holdings LLC:
9.25% 11/15/14 (g)		1,320	1,350
10.5% 11/15/16 (g)		2,030	2,076
			19,967
Textiles, Apparel & Luxury Goods - 0.3%
Levi Strauss & Co.:
8.875% 4/1/16		7,010	7,290
9.75% 1/15/15		5,185	5,574
			12,864
TOTAL CONSUMER DISCRETIONARY			263,566
CONSUMER STAPLES - 0.4%
Food Products - 0.3%
Bertin Ltda 10.25% 10/5/16 (g)		1,535	1,627
Gruma SA de CV 7.75%		2,875	2,961
Hines Nurseries, Inc. 10.25% 10/1/11		520	458
Michael Foods, Inc. 8% 11/15/13		610	633
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		1,005	1,053
NPI Merger Corp.:
9.4% 10/15/13 (g)(h)		665	686
10.75% 4/15/14 (g)		755	825
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)		4,290	3,604
Swift & Co.:
10.125% 10/1/09		850	867
12.5% 1/1/10		1,325	1,352
			14,066
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		320	334
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		700	700
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - 0.1%
BAT Holdings BV 4.375% 9/15/14	EUR	2,000	$ 2,593
TOTAL CONSUMER STAPLES			17,693
ENERGY - 4.4%
Energy Equipment & Services - 0.6%
CHC Helicopter Corp. 7.375% 5/1/14		2,915	2,820
Complete Production Services, Inc. 8% 12/15/16 (g)		4,220	4,315
Hanover Compressor Co.:
7.5% 4/15/13		500	503
8.625% 12/15/10		720	749
9% 6/1/14		2,720	2,924
Ocean Rig Norway AS 8.375% 7/1/13 (g)		1,330	1,426
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		6,075	7,426
Seabulk International, Inc. 9.5% 8/15/13		5,070	5,488
			25,651
Oil, Gas & Consumable Fuels - 3.8%
ANR Pipeline, Inc. 7.375% 2/15/24		2,700	3,024
Atlas Pipeline Partners LP 8.125% 12/15/15		1,210	1,249
Berry Petroleum Co. 8.25% 11/1/16		2,670	2,657
Chaparral Energy, Inc. 8.5% 12/1/15		2,600	2,581
Chesapeake Energy Corp.:
6.5% 8/15/17		5,265	5,127
6.875% 11/15/20		6,675	6,558
7% 8/15/14		1,135	1,149
7.5% 6/15/14		1,115	1,160
7.625% 7/15/13		4,080	4,299
El Paso Production Holding Co. 7.75% 6/1/13		5,000	5,175
Energy Partners Ltd. 8.75% 8/1/10		5,155	5,297
EXCO Resources, Inc. 7.25% 1/15/11		880	867
Forest Oil Corp. 8% 12/15/11		190	197
Gaz Capital SA Luxembourg 5.03% 2/25/14	EUR	1,800	2,391
Harvest Operations Corp. 7.875% 10/15/11		1,540	1,448
Houston Exploration Co. 7% 6/15/13		680	668
InterNorth, Inc. 9.625% 3/15/06 (c)		1,490	495
Massey Energy Co. 6.875% 12/15/13		5,935	5,579
MOL Hungarian Oil and Gas PLC 3.875% 10/5/15	EUR	1,000	1,188
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Northwest Pipeline Corp.:
6.625% 12/1/07		$ 305	$ 307
8.125% 3/1/10		530	551
Pan American Energy LLC 7.75% 2/9/12 (g)		5,230	5,400
Peabody Energy Corp.:
7.375% 11/1/16		5,250	5,591
7.875% 11/1/26		5,250	5,644
Pemex Project Funding Master Trust:
5.5% 2/24/25 (g)	EUR	750	992
6.625% 6/15/35		1,575	1,611
7.75%		14,460	15,082
8.625% 2/1/22		5,270	6,548
Petrobras Energia SA 9.375% 10/30/13		1,135	1,278
Petrohawk Energy Corp. 9.125% 7/15/13		5,460	5,706
Petrozuata Finance, Inc.:
7.63% 4/1/09 (g)		4,933	4,914
8.22% 4/1/17 (g)		4,500	4,478
Pogo Producing Co. 7.875% 5/1/13		2,395	2,431
Range Resources Corp. 7.375% 7/15/13		2,945	3,004
Ship Finance International Ltd. 8.5% 12/15/13		5,525	5,511
Southern Star Central Corp. 6.75% 3/1/16		1,460	1,473
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (g)		1,320	1,330
Tennessee Gas Pipeline Co.:
7% 10/15/28		1,275	1,344
7.5% 4/1/17		4,605	5,010
7.625% 4/1/37		1,550	1,721
8.375% 6/15/32		1,570	1,870
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		300	311
8.875% 7/15/12		1,400	1,579
Venoco, Inc. 8.75% 12/15/11		1,980	1,955
Vintage Petroleum, Inc. 8.25% 5/1/12		1,065	1,117
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (g)		2,680	2,714
Williams Companies, Inc.:
7.5% 1/15/31		3,220	3,317
7.625% 7/15/19		4,610	4,921
7.75% 6/15/31		335	350
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Companies, Inc.: - continued
7.875% 9/1/21		$ 2,720	$ 2,910
8.75% 3/15/32		1,790	2,014
YPF SA:
10% 11/2/28		3,845	4,580
yankee 9.125% 2/24/09		1,195	1,259
			159,932
TOTAL ENERGY			185,583
FINANCIALS - 5.5%
Capital Markets - 0.1%
E*TRADE Financial Corp. 7.375% 9/15/13		1,530	1,576
Goldman Sachs Group, Inc. 3.724% 10/4/12 (h)	EUR	1,500	1,986
Mizuho Capital Investment Europe 1 Ltd. 5.02% (h)	EUR	750	987
			4,549
Commercial Banks - 1.8%
Banca Popolare di Lodi Investment Trust 6.742% (h)	EUR	1,250	1,790
Banco Nacional de Desenvolvimento Economico e Social 5.167% 6/16/08 (h)		10,020	9,920
Bank of Tokyo-Mitsubishi Ltd. 3.5% 12/16/15 (h)	EUR	1,250	1,596
BIE Bank & Trust Ltd. 16.8% 3/13/07	BRL	1,070	501
Caja Madrid SA 3.769% 10/17/16 (h)	EUR	1,500	1,978
Credit Agricole SA 3.742% 9/30/08 (h)	EUR	1,250	1,650
Development Bank of Philippines 8.375% 12/31/49 (h)		2,920	3,088
DnB NORBank ASA 4.5643% 8/11/09 (h)	CAD	1,500	1,291
Dresdner Bank AG 10.375% 8/17/09 (g)		6,684	7,311
European Investment Bank 4% 10/15/37	EUR	5,190	6,612
HBOS Treasury Services PLC 4.5357% 1/19/10 (h)	CAD	1,500	1,290
Inter-American Development Bank 6.625% 4/17/17	PEN	7,300	2,319
JPMorgan Chase Bank 4.375% 11/30/21 (h)	EUR	1,300	1,689
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		3,625	3,781
Oesterreichische Kontrollbank 3.875% 9/15/16	EUR	5,925	7,677
Rabobank Nederland 4.4% 2/23/07 (h)	CAD	2,000	1,715
Russian Standard Finance SA 6.825% 9/16/09	EUR	850	1,122
Shinsei Bank Ltd. 3.75% 2/23/16 (h)	EUR	1,200	1,536
SMFG Finance Ltd. 6.164% 12/18/49 (h)	GBP	550	1,068
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Standard Chartered Bank:
3.625% 2/3/17 (f)	EUR	530	$ 674
4.016% 3/28/18 (h)	EUR	1,150	1,515
Sumitomo Mitsui Banking Corp. (Reg. S) 4.375% (h)	EUR	2,000	2,539
TuranAlem Finance BV 6.25% 9/27/11	EUR	1,750	2,320
UBS Luxembourg SA:
8% 2/11/10		4,805	4,990
8.25% 5/23/16		2,875	3,019
Vimpel Communications 10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)		3,305	3,563
			76,554
Consumer Finance - 1.7%
ACE Cash Express, Inc. 10.25% 10/1/14 (g)		1,290	1,306
Ford Credit Europe PLC:
4.722% 9/30/09 (h)	EUR	1,750	2,261
5% 7/16/07	EUR	250	330
Ford Motor Credit Co.:
6.625% 6/16/08		7,615	7,610
9.875% 8/10/11		6,800	7,273
General Motors Acceptance Corp.:
6.75% 12/1/14		10,360	10,671
6.875% 9/15/11		5,620	5,761
6.875% 8/28/12		6,705	6,885
8% 11/1/31		25,125	28,768
			70,865
Diversified Financial Services - 0.9%
Canada Housing Trust No.1 4.65% 9/15/09	CAD	15,000	13,045
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		1,390	1,432
Citigroup, Inc. 4.25% 2/25/30 (h)	EUR	1,500	1,837
Dali Capital PLC 8% 9/30/09	RUB	23,600	905
DEPFA ACS Bank 3.875% 11/14/16	EUR	4,250	5,462
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,753	2,891
Imperial Tobacco Finance 4.375% 11/22/13	EUR	800	1,038
MUFG Capital Finance 2 Ltd. 4.85% (h)	EUR	1,250	1,612
MUFG Capital Finance 3 Ltd. 2.68% (h)	JPY	150,000	1,262
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Red Arrow International Leasing 8.375% 6/30/12	RUB	50,370	$ 1,978
TMK Capital SA 8.5% 9/29/09		5,200	5,382
			36,844
Insurance - 0.2%
Amlin PLC 6.5% 12/19/26 (h)	GBP	850	1,634
Brit Insurance Holdings PLC 6.625% 12/9/30 (h)	GBP	525	1,002
Eureko BV 5.125% (h)	EUR	1,500	1,973
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (h)	EUR	2,000	2,514
Wuerttembergische Lebens AG 5.375% 6/1/26 (h)	EUR	800	1,026
			8,149
Real Estate Investment Trusts - 0.4%
BF Saul REIT 7.5% 3/1/14		4,460	4,477
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)		6,150	6,272
Senior Housing Properties Trust:
7.875% 4/15/15		1,544	1,598
8.625% 1/15/12		3,610	3,917
			16,264
Real Estate Management & Development - 0.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		5,970	5,970
8.125% 6/1/12		4,495	4,630
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	1,200	1,513
			12,113
Thrifts & Mortgage Finance - 0.1%
Residential Capital Corp.:
6.375% 5/17/13	GBP	500	988
6.875% 6/30/15		4,995	5,178
			6,166
TOTAL FINANCIALS			231,504
HEALTH CARE - 1.1%
Health Care Providers & Services - 1.0%
AmeriPath, Inc. 10.5% 4/1/13		4,205	4,552
CRC Health Group, Inc. 10.75% 2/1/16		1,840	1,996
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA, Inc.:
9.125% 11/15/14 (g)		$ 3,910	$ 4,174
9.25% 11/15/16 (g)		3,980	4,254
9.625% 11/15/16 pay-in-kind (g)		9,955	10,702
Psychiatric Solutions, Inc. 10.625% 6/15/13		373	406
Rural/Metro Corp. 9.875% 3/15/15		1,860	1,932
Skilled Healthcare Group, Inc. 11% 1/15/14 (g)		2,490	2,739
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		3,130	3,240
U.S. Oncology, Inc. 9% 8/15/12		1,660	1,739
Vanguard Health Holding Co. I 0% 10/1/15 (e)		960	744
Vanguard Health Holding Co. II LLC 9% 10/1/14		6,630	6,705
			43,183
Pharmaceuticals - 0.1%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		2,105	2,047
Leiner Health Products, Inc. 11% 6/1/12		2,435	2,496
VWR International, Inc.:
6.875% 4/15/12		170	171
8% 4/15/14		480	494
			5,208
TOTAL HEALTH CARE			48,391
INDUSTRIALS - 2.6%
Aerospace & Defense - 0.1%
Bombardier, Inc. 8% 11/15/14 (g)		1,340	1,370
Orbimage Holdings, Inc. 15.14% 7/1/12 (h)		2,250	2,526
			3,896
Airlines - 0.5%
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18		147	146
6.9% 7/2/18		949	949
8.312% 10/2/12		1,051	1,066
8.388% 5/1/22		69	72
Delta Air Lines, Inc.:
7.9% 12/15/09 (c)		15,695	10,516
8.3% 12/15/29 (c)		2,535	1,698
10% 8/15/08 (c)		710	479
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines Corp. 10% 2/1/09 (c)		$ 3,385	$ 3,199
Northwest Airlines Trust 10.23% 6/21/14		276	286
Northwest Airlines, Inc.:
7.875% 3/15/08 (c)		1,250	1,169
8.875% 6/1/06 (c)		1,240	1,153
Northwest Airlines, Inc. pass thru trust certificates 7.248% 7/2/14		452	375
			21,108
Commercial Services & Supplies - 0.6%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		200	198
Allied Security Escrow Corp. 11.375% 7/15/11		2,950	3,009
Allied Waste North America, Inc. 7.125% 5/15/16		5,140	5,089
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		1,530	1,431
9.25% 5/1/21		250	255
FTI Consulting, Inc. 7.75% 10/1/16 (g)		1,270	1,314
Mac-Gray Corp. 7.625% 8/15/15		850	861
NCO Group, Inc. 11.875% 11/15/14 (g)		2,660	2,693
R.H. Donnelley Finance Corp. I 10.875% 12/15/12 (g)		530	578
West Corp.:
9.5% 10/15/14 (g)		5,340	5,340
11% 10/15/16 (g)		5,340	5,393
			26,161
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		1,590	1,622
Electrical Equipment - 0.2%
General Cable Corp. 9.5% 11/15/10		3,930	4,166
Polypore, Inc. 0% 10/1/12 (e)		1,955	1,559
Sensus Metering Systems, Inc. 8.625% 12/15/13		865	865
			6,590
Machinery - 0.2%
Chart Industries, Inc. 9.125% 10/15/15 (g)		1,410	1,488
Cummins, Inc. 7.125% 3/1/28		2,195	2,246
Invensys PLC 9.875% 3/15/11 (g)		56	60
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
RBS Global, Inc. / Rexnord Corp.:
9.5% 8/1/14 (g)		$ 2,660	$ 2,766
11.75% 8/1/16 (g)		3,230	3,375
			9,935
Marine - 0.4%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15		723	803
H-Lines Finance Holding Corp. 0% 4/1/13 (e)		1,774	1,650
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (g)		4,020	4,030
OMI Corp. 7.625% 12/1/13		4,965	5,089
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,360	2,289
US Shipping Partners LP 13% 8/15/14 (g)		2,855	2,998
			16,859
Road & Rail - 0.4%
Hertz Corp. 8.875% 1/1/14 (g)		3,840	4,032
Kansas City Southern de Mexico SA de CV 7.625% 12/1/13 (g)		1,540	1,538
Kansas City Southern Railway Co.:
7.5% 6/15/09		3,400	3,434
9.5% 10/1/08		1,715	1,784
TFM SA de CV 9.375% 5/1/12		5,360	5,722
			16,510
Trading Companies & Distributors - 0.2%
Ahern Rentals, Inc. 9.25% 8/15/13		700	730
Glencore Finance (Europe) SA 5.375% 9/30/11	EUR	700	934
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12		3,390	3,695
Penhall International Corp. 12% 8/1/14 (g)		1,360	1,476
			6,835
Transportation Infrastructure - 0.0%
HIT Finance BV 4.875% 10/27/21	EUR	1,000	1,287
TOTAL INDUSTRIALS			110,803
INFORMATION TECHNOLOGY - 4.0%
Communications Equipment - 0.9%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14		2,770	2,888
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
L-3 Communications Corp. 6.375% 10/15/15		$ 4,910	$ 4,849
Lucent Technologies, Inc.:
6.45% 3/15/29		13,050	12,071
6.5% 1/15/28		7,800	7,215
Nortel Networks Corp.:
9.6238% 7/15/11 (g)(h)		3,400	3,583
10.125% 7/15/13 (g)		3,370	3,648
10.75% 7/15/16 (g)		3,400	3,715
			37,969
Electronic Equipment & Instruments - 0.3%
Altra Industrial Motion, Inc. 9% 12/1/11		1,290	1,329
Celestica, Inc. 7.875% 7/1/11		7,740	7,682
NXP BV:
7.875% 10/15/14 (g)		1,970	2,034
8.118% 10/15/13 (g)(h)		1,970	1,997
			13,042
IT Services - 0.8%
Iron Mountain, Inc.:
6.625% 1/1/16		14,115	13,480
8.25% 7/1/11		620	623
8.625% 4/1/13		1,080	1,112
8.75% 7/15/18		3,390	3,602
SunGard Data Systems, Inc.:
9.125% 8/15/13		6,770	7,109
9.9725% 8/15/13 (h)		3,620	3,747
10.25% 8/15/15		2,410	2,570
			32,243
Office Electronics - 0.7%
Xerox Capital Trust I 8% 2/1/27		10,920	11,193
Xerox Corp.:
7.2% 4/1/16		4,495	4,776
7.625% 6/15/13		11,830	12,422
			28,391
Semiconductors & Semiconductor Equipment - 1.3%
Amkor Technology, Inc. 9.25% 6/1/16		4,780	4,672
Avago Technologies Finance Ltd.:
10.8694% 6/1/13 (g)(h)		4,690	4,878
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Avago Technologies Finance Ltd.: - continued
11.875% 12/1/15 (g)		$ 2,315	$ 2,506
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (g)		4,880	4,874
9.125% 12/15/14 pay-in-kind (g)		14,695	14,604
10.125% 12/15/16 (g)		14,695	14,714
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.875% 12/15/11		2,945	2,474
8.61% 12/15/11 (h)		670	576
New ASAT Finance Ltd. 9.25% 2/1/11		2,855	2,327
Viasystems, Inc. 10.5% 1/15/11		5,785	5,785
			57,410
TOTAL INFORMATION TECHNOLOGY			169,055
MATERIALS - 3.0%
Chemicals - 1.1%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14		7,185	7,939
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (e)		1,735	1,466
Series B, 0% 10/1/14 (e)		11,500	9,718
Huntsman LLC 11.625% 10/15/10		641	710
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (e)		8,570	8,227
Lyondell Chemical Co. 11.125% 7/15/12		1,330	1,441
Momentive Performance Materials, Inc.:
9.75% 12/1/14 (g)		3,970	3,975
10.125% 12/1/14 (g)		3,970	4,010
11.5% 12/1/16 (g)		5,320	5,254
Phibro Animal Health Corp. 10% 8/1/13 (g)		2,500	2,594
SABIC Europe BV 4.5% 11/28/13	EUR	1,100	1,422
			46,756
Containers & Packaging - 0.5%
AEP Industries, Inc. 7.875% 3/15/13		920	934
BWAY Corp. 10% 10/15/10		2,380	2,487
Constar International, Inc. 11% 12/1/12		3,305	3,057
Crown Cork & Seal, Inc.:
7.5% 12/15/96		4,010	3,248
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Crown Cork & Seal, Inc.: - continued
8% 4/15/23		$ 4,615	$ 4,488
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		2,995	2,905
7.75% 5/15/11		470	485
8.25% 5/15/13		1,755	1,816
Tekni-Plex, Inc. 10.875% 8/15/12 (g)		1,300	1,446
			20,866
Metals & Mining - 1.3%
Aleris International, Inc.:
9% 12/15/14 (g)		2,510	2,532
10% 12/15/16 (g)		2,540	2,562
Compass Minerals International, Inc.:
0% 12/15/12 (e)		1,460	1,442
0% 6/1/13 (e)		3,710	3,534
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (g)		2,315	2,371
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		4,435	4,978
CSN Islands X Corp. (Reg. S) 9.5%		1,673	1,740
Edgen Acquisition Corp. 9.875% 2/1/11		1,890	1,918
Evraz Group SA 8.25% 11/10/15		1,455	1,493
Evraz Securities SA 10.875% 8/3/09		5,400	5,920
FMG Finance Property Ltd.:
10% 9/1/13 (g)		2,040	2,101
10.625% 9/1/16 (g)		2,040	2,183
Freeport-McMoRan Copper & Gold, Inc. 6.875% 2/1/14		5,185	5,276
Gerdau SA 8.875% (g)		3,190	3,389
International Steel Group, Inc. 6.5% 4/15/14		6,710	6,928
Ispat Inland ULC 9.75% 4/1/14		1,385	1,544
RathGibson, Inc. 11.25% 2/15/14		2,510	2,686
Steel Dynamics, Inc.:
9.5% 3/15/09		65	67
9.5% 3/15/09		3,030	3,121
			55,785
Paper & Forest Products - 0.1%
Glatfelter 7.125% 5/1/16		510	515
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Millar Western Forest Products Ltd. 7.75% 11/15/13		$ 2,405	$ 2,152
NewPage Corp. 11.6213% 5/1/12 (h)		2,460	2,657
			5,324
TOTAL MATERIALS			128,731
TELECOMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 3.8%
Citizens Communications Co.:
7.875% 1/15/27 (g)		3,340	3,373
9% 8/15/31		3,570	3,856
Deutsche Telekom International Finance BV 4.5% 10/25/13	EUR	680	886
Embarq Corp.:
7.082% 6/1/16		1,029	1,048
7.995% 6/1/36		8,050	8,377
Eschelon Operating Co. 8.375% 3/15/10		2,560	2,474
Hanarotelecom, Inc. 7% 2/1/12 (g)		1,395	1,398
Intelsat Ltd.:
7.625% 4/15/12		1,214	1,123
9.25% 6/15/16 (g)		2,050	2,188
11.25% 6/15/16 (g)		8,195	9,035
Level 3 Financing, Inc.:
11.8% 3/15/11 (h)		2,900	3,067
12.25% 3/15/13		9,160	10,386
Mobifon Holdings BV 12.5% 7/31/10		9,600	10,572
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)		4,920	5,264
NTL Cable PLC:
8.75% 4/15/14		6,045	6,317
9.125% 8/15/16		2,780	2,926
Ote PLC 4.625% 5/20/16	EUR	1,400	1,810
PT Indosat International Finance Co. BV 7.125% 6/22/12 (g)		2,075	2,085
Qwest Capital Funding, Inc.:
7.625% 8/3/21		340	337
7.75% 2/15/31		340	334
Qwest Corp.:
7.5% 10/1/14		680	724
7.875% 9/1/11		3,970	4,228
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Corp.: - continued
8.61% 6/15/13 (h)		$ 6,790	$ 7,356
8.875% 3/15/12		17,575	19,574
Telecom Egypt SAE:
9.672% 2/4/10 (h)	EGP	5,038	852
10.95% 2/4/10	EGP	5,038	881
Telefonica de Argentina SA 9.125% 11/7/10		2,020	2,182
Telenet Group Holding NV 0% 6/15/14 (e)(g)		11,178	10,172
U.S. West Capital Funding, Inc.:
6.5% 11/15/18		260	243
6.875% 7/15/28		1,710	1,569
U.S. West Communications:
6.875% 9/15/33		13,560	13,018
7.125% 11/15/43		325	307
7.2% 11/10/26		4,530	4,496
7.25% 9/15/25		2,495	2,564
7.25% 10/15/35		1,780	1,771
7.5% 6/15/23		2,840	2,883
8.875% 6/1/31		3,020	3,179
Wind Acquisition Finance SA 10.75% 12/1/15 (g)		6,800	7,803
Windstream Corp. 8.625% 8/1/16 (g)		1,825	2,003
			162,661
Wireless Telecommunication Services - 1.7%
American Tower Corp. 7.125% 10/15/12		6,245	6,401
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		9,865	10,666
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		3,220	3,284
Digicel Ltd. 9.25% 9/1/12 (g)		2,370	2,524
Intelsat Subsidiary Holding Co. Ltd. 10.4844% 1/15/12 (h)		6,840	6,900
Megafon SA 8% 12/10/09		2,300	2,392
MetroPCS Wireless, Inc. 9.25% 11/1/14 (g)		5,280	5,478
Millicom International Cellular SA 10% 12/1/13		10,315	11,243
Mobile Telesystems Finance SA:
8% 1/28/12 (g)		2,542	2,669
8.375% 10/14/10 (g)		8,320	8,778
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Pakistan Mobile Communcations Ltd. 8.625% 11/13/13 (g)		$ 1,605	$ 1,677
Telecom Personal SA 9.25% 12/22/10 (g)		5,795	6,099
UbiquiTel Operating Co. 9.875% 3/1/11		2,225	2,399
			70,510
TOTAL TELECOMMUNICATION SERVICES			233,171
UTILITIES - 1.6%
Electric Utilities - 0.6%
Abu Dhabi National Energy Co. Pjsc 4.375% 10/28/13	EUR	1,100	1,434
AES Gener SA 7.5% 3/25/14		4,920	5,203
Chivor SA E.S.P. 9.75% 12/30/14 (g)		3,845	4,378
Compania de Transporte de Energia Electrica en Alta Tension Transener SA 8.875% 12/15/16 (g)		1,335	1,338
Edison Mission Energy:
7.5% 6/15/13		6,630	6,920
7.75% 6/15/16		3,410	3,606
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10		1,700	1,734
			24,613
Gas Utilities - 0.8%
Dynegy Holdings, Inc. 8.375% 5/1/16		2,740	2,884
Southern Natural Gas Co.:
7.35% 2/15/31		9,120	9,964
8% 3/1/32		7,365	8,543
Transportadora de Gas del Sur SA:
(Reg. S) 7.2% 12/15/10 (f)		8,056	8,036
8% 12/15/13 (f)		2,765	2,827
8% 12/15/13 (f)(g)		745	762
8% 12/15/13 (f)		1,942	1,952
			34,968
Independent Power Producers & Energy Traders - 0.2%
Enron Corp.:
Series A, 8.375% 5/23/05 (c)		3,980	1,333
6.4% 7/15/06 (c)		865	288
6.625% 11/15/05 (c)		3,510	1,167
6.725% 11/17/08 (c)(h)		1,090	360
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Enron Corp.: - continued
6.75% 8/1/09 (c)		$ 880	$ 293
6.875% 10/15/07 (c)		2,120	705
6.95% 7/15/28 (c)		1,920	634
7.125% 5/15/07 (c)		375	125
7.375% 5/15/19 (c)		2,200	726
7.875% 6/15/03 (c)		375	125
9.125% 4/1/03 (c)		80	27
9.875% 6/5/03 (c)		345	115
Tenaska Alabama Partners LP 7% 6/30/21 (g)		1,504	1,493
			7,391
Multi-Utilities - 0.0%
TECO Energy, Inc. 6.75% 5/1/15		1,380	1,449
Utilicorp United, Inc. 9.95% 2/1/11 (h)		50	55
			1,504
TOTAL UTILITIES			68,476
TOTAL NONCONVERTIBLE BONDS			1,456,973
TOTAL CORPORATE BONDS (Cost $1,386,360)			1,457,585
U.S. Government and Government Agency Obligations - 24.3%

U.S. Government Agency Obligations - 11.7%
Fannie Mae:
3.25% 1/15/08		57,085	55,971
4.25% 5/15/09		35,311	34,746
4.5% 10/15/08		903	895
4.625% 10/15/13		37,447	36,687
4.75% 12/15/10		102,735	102,058
4.875% 4/15/09		41,850	41,735
5% 9/15/08		1,730	1,728
5.125% 1/2/14		3,100	3,092
5.25% 9/15/16		20,400	20,769
6.375% 6/15/09		12,890	13,299
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Federal Home Loan Bank:
4.5% 10/14/08		$ 575	$ 570
5% 9/18/09		12,415	12,436
5.8% 9/2/08		550	555
Freddie Mac:
4% 8/17/07		758	752
4.125% 10/18/10		63,000	61,269
4.25% 7/15/09		16,125	15,852
4.875% 2/17/09		20,434	20,379
4.875% 11/15/13		9,220	9,164
5.125% 4/18/11		100	101
5.25% 7/18/11		48,685	49,268
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		7,750	8,061
Private Export Funding Corp.:
secured 5.685% 5/15/12		1,765	1,821
4.974% 8/15/13		2,110	2,114
Small Business Administration guaranteed development participation certificates Series 2003 P10B, 5.136% 8/10/13		1,935	1,932
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			495,254
U.S. Treasury Inflation Protected Obligations - 1.8%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10		36,756	34,859
1.875% 7/15/13		15,023	14,520
2.375% 4/15/11		27,710	27,613
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			76,992
U.S. Treasury Obligations - 10.8%
U.S. Treasury Bonds:
6.125% 8/15/29		69,100	80,761
6.25% 8/15/23		42,000	48,343
U.S. Treasury Notes:
3.375% 9/15/09		18,146	17,524
4.25% 8/15/14		69,650	67,609
4.25% 8/15/15		44,000	42,577
4.5% 2/15/09		51,100	50,791
4.5% 11/15/15		40,200	39,581
4.75% 5/15/14		1,000	1,003
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.875% 4/30/08		$ 69,555	$ 69,490
4.875% 5/31/11		29,500	29,703
5.125% 5/15/16		13,000	13,391
TOTAL U.S. TREASURY OBLIGATIONS			460,773
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,037,201)			1,033,019
U.S. Government Agency - Mortgage Securities - 2.2%

Fannie Mae - 1.7%
3.907% 5/1/33 (h)		866	858
4% 9/1/13 to 12/1/18		3,894	3,697
4.49% 11/1/33 (h)		274	272
4.493% 5/1/33 (h)		208	209
4.786% 12/1/35 (h)		889	885
4.787% 6/1/35 (h)		1,609	1,593
4.876% 7/1/34 (h)		1,429	1,420
4.892% 11/1/35 (h)		2,360	2,354
4.893% 10/1/35 (h)		292	292
4.951% 8/1/34 (h)		1,227	1,222
5% 2/1/14 to 2/1/35		5,093	5,010
5.034% 5/1/35 (h)		2,957	2,941
5.049% 12/1/32 (h)		2,004	1,995
5.1% 5/1/35 (h)		363	363
5.11% 7/1/34 (h)		474	473
5.151% 7/1/35 (h)		3,163	3,155
5.267% 11/1/36 (h)		524	524
5.408% 7/1/35 (h)		578	578
5.409% 2/1/36 (h)		208	209
5.5% 5/1/08 to 11/1/35		30,605	30,647
5.541% 11/1/36 (h)		1,058	1,062
5.84% 3/1/36 (h)		1,624	1,638
5.849% 6/1/35 (h)		2,801	2,827
5.881% 1/1/36 (h)		426	429
6.5% 9/1/21 to 3/1/35		5,513	5,641
TOTAL FANNIE MAE			70,294
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Freddie Mac - 0.5%
4.5% 8/1/18 to 9/1/19		$ 2,222	$ 2,146
4.704% 9/1/35 (h)		5,298	5,260
5% 3/1/18 to 7/1/18		5,476	5,409
5.021% 4/1/35 (h)		94	93
5.5% 8/1/14 to 11/1/19		3,607	3,613
6% 10/1/16 to 4/1/17		1,060	1,076
6.5% 5/1/18		5,221	5,338
TOTAL FREDDIE MAC			22,935
Government National Mortgage Association - 0.0%
3.75% 1/20/34 (h)		839	833
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $94,688)			94,062
Asset-Backed Securities - 0.4%

Affinity PLC Series 2002-A CLass C, 6.6275% 5/15/09 (h)	GBP	770	1,512
Amstel Corp. Loan Offering BV Series 2006-1 Class C, 4.1037% 5/25/16 (h)	EUR	400	528
Driver One GmbH Series 1 Class B, 3.893% 5/21/10 (h)	EUR	341	450
GELDI Series 2005-TS Class 1A, 3.604% 12/10/12 (h)	EUR	4,000	5,288
GLS Ltd. Series 2006-1 Class C, 3.994% 7/15/14 (h)	EUR	400	527
Greene King Finance PLC Series A1, 5.6756% 6/15/31 (h)	GBP	1,000	1,939
Lambda Finance BV Series 2005-1X Class C1, 5.8475% 11/15/29 (h)	GBP	500	984
Leek Finance PLC Series 18X Class BC, 4.017% 9/21/38 (h)	EUR	600	792
Promise PLC Series I 2006-1 Class D, 4.339% 3/20/17 (h)	EUR	1,000	1,320
Punch Taverns Finance PLC 5.4406% 4/15/09 (h)	GBP	258	506
Sedna Finance Corp.:
4.334% 12/23/14 (h)	EUR	500	660
4.424% 3/15/16 (h)	EUR	1,150	1,523
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	70	141
TOTAL ASSET-BACKED SECURITIES (Cost $15,037)			16,170
Collateralized Mortgage Obligations - 2.4%
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Private Sponsor - 0.3%
EPIC PLC Series BROD Class D, 3.999% 1/22/16 (h)	EUR	375	$ 495
Granite Mortgages PLC 3.881% 1/20/43 (h)	EUR	600	794
Holmes Financing No. 8 PLC floater Series 3 Class C, 4.344% 7/15/40 (h)	EUR	500	663
Interstar Millennium Trust Series 2004-4E Class A1, 3.785% 11/14/36 (h)	EUR	385	509
Permanent Financing No. 1 PLC 5.1% 6/10/09 (h)	EUR	344	456
RMAC PLC Series 2005-NS4X Class M2A, 5.8088% 12/12/43 (h)	GBP	1,600	3,142
RMAC Securities PLC 2006 floater Series 2006-NS4X Class M1A, 5.5488% 6/12/44 (h)	GBP	1,250	2,448
Shield BV Series 1 Class C, 3.901% 1/20/14 (h)	EUR	1,400	1,855
TOTAL PRIVATE SPONSOR			10,362
U.S. Government Agency - 2.1%
Fannie Mae planned amortization class:
Series 2002-83 Class ME, 5% 12/25/17		8,085	7,859
Series 2003-24 Class PB, 4.5% 12/25/12		1,469	1,461
Series 2006-64 Class PA, 5.5% 2/25/30		6,451	6,451
Fannie Mae Grantor Trust sequential payer Series 2005-93 Class HD, 4.5% 11/25/19		270	263
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2003-70 Class BJ, 5% 7/25/33		815	766
Series 2006-4 Class PB, 6% 9/25/35		6,125	6,186
Series 2006-49 Class CA, 6% 2/25/31		4,503	4,537
sequential payer:
Series 2003-18 Class EY, 5% 6/25/17		3,807	3,762
Series 2005-117, Class JN, 4.5% 1/25/36		735	646
Series 2005-29 Class KA, 4.5% 2/25/35		5,361	5,171
Series 2005-47 Class AK, 5% 6/25/20		6,980	6,734
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 2630 Class FL, 5.85% 6/15/18 (h)		92	93
planned amortization class:
Series 2378 Class PE, 5.5% 11/15/16		6,829	6,844
Series 2622 Class PE, 4.5% 5/15/18		8,560	8,217
Series 2628 Class OP, 3.5% 11/15/13		2,431	2,398
Series 2743 Class HE, 4.5% 2/15/19		7,000	6,683
Series 2760:
Class EB, 4.5% 9/15/16		5,420	5,315
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Class LB, 4.5% 1/15/33		$ 3,620	$ 3,479
Series 2770 Class UD, 4.5% 5/15/17		1,800	1,739
Series 2773 Class EG, 4.5% 4/15/19		1,760	1,681
Series 2996 Class MK, 5.5% 6/15/35		918	918
sequential payer:
Series 2564 Class HJ, 5% 2/15/18		2,000	1,946
Series 2570 Class CU, 4.5% 7/15/17		393	385
Series 2572 Class HK, 4% 2/15/17		595	577
Series 2627:
Class BG, 3.25% 6/15/17		255	240
Class KP, 2.87% 12/15/16		271	254
Series 2773 Class TA, 4% 11/15/17		3,139	3,020
Series 2849 Class AL, 5% 5/15/18		1,501	1,480
Series 2937 Class HJ, 5% 10/15/19		1,807	1,786
TOTAL U.S. GOVERNMENT AGENCY			90,891
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $100,582)			101,253
Commercial Mortgage Securities - 0.4%

Broadgate PLC 5.8925% 10/5/25 (h)	GBP	965	1,870
Canary Wharf Finance II PLC Series C1, 5.75% 4/22/30 (h)	GBP	1,493	2,924
European Property Capital Series 4 Class C, 5.4143% 7/20/14 (h)	GBP	485	949
German Residential Asset Note Distributor PLC Series 1 Class A, 3.751% 7/20/16 (h)	EUR	1,282	1,695
Opera Finance (CMH) PLC Class B, 3.794% 1/15/15 (h)	EUR	1,100	1,452
Opera Finance PLC 5.4426% 7/31/13 (h)	GBP	1,496	2,930
Paris Prime Community Real Estate Series 2006-1 Class B, 3.769% 4/22/14 (g)(h)	EUR	1,000	1,320
Real Estate Capital Foundation Ltd. Series 3 Class A, 5.3206% 7/15/16 (h)	GBP	2,000	3,910
Commercial Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Rivoli Pan Europe PLC Series 2006-1 Class B 3.943% 8/3/18 (h)	EUR	550	$ 726
Trafford Centre Finance Ltd. 5.9869% 4/28/35 (h)	GBP	569	1,110
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $17,842)			18,886
Foreign Government and Government Agency Obligations - 21.2%

Arab Republic 8.0203% 2/27/07	EGP	7,450	1,285
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		2,915	3,170
5.589% 8/3/12 (h)		16,451	15,544
7% 3/28/11		9,060	8,961
7% 9/12/13		10,925	10,510
12.4375% 3/5/08 (h)	ARS	8,853	2,911
Austrian Republic 5% 12/20/24 (g)	CAD	2,000	1,805
Banco Central del Uruguay:
value recovery A rights 1/2/21 (a)(j)		1,250,000	0
value recovery B rights 1/2/21 (a)(j)		1,250,000	0
Brazilian Federative Republic:
6% 9/15/13		2,567	2,586
7.375% 2/3/15	EUR	600	913
8% 1/15/18		2,419	2,690
8.25% 1/20/34		4,980	6,041
8.75% 2/4/25		4,874	6,044
10.5% 7/14/14		1,705	2,171
11% 8/17/40		22,470	29,806
12.25% 3/6/30		7,390	12,267
12.5% 1/5/16	BRL	2,460	1,307
12.75% 1/15/20		4,250	6,630
Canadian Government:
4.5% 9/1/07	CAD	30,500	26,212
5.25% 6/1/12	CAD	34,650	31,497
5.5% 6/1/09	CAD	11,150	9,893
5.75% 6/1/29	CAD	8,600	9,059
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		1,969	1,867
warrants 11/15/20 (j)		2,750	556
City of Kiev 8.75% 8/8/08		1,775	1,840
Colombian Republic:
7.375% 9/18/37		520	558
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Colombian Republic: - continued
11.75% 2/25/20		$ 1,625	$ 2,360
Dominican Republic:
Brady 6.2725% 8/30/09 (h)		1,819	1,816
6.1875% 8/30/24 (h)		11,318	11,261
9.04% 1/23/18 (g)		1,612	1,845
9.5% 9/27/11		5,489	5,895
Ecuador Republic:
10% 8/15/30 (Reg. S)		10,685	7,907
12% 11/15/12 (Reg. S)		2,334	1,820
euro par 5% 2/28/25		1,450	1,059
Finnish Government 3.875% 9/15/17	EUR	51,100	66,808
French Government:
OAT 5.5% 4/25/29	EUR	10,250	16,218
3% 1/12/10	EUR	6,500	8,362
3.25% 4/25/16	EUR	47,845	59,596
3.5% 7/12/11	EUR	18,200	23,583
4% 4/25/55	EUR	500	651
German Federal Republic 3.5% 9/12/08	EUR	25,000	32,790
Indonesian Republic:
6.75% 3/10/14		2,940	3,076
7.25% 4/20/15 (g)		875	948
7.25% 4/20/15		1,705	1,848
Islamic Republic of Pakistan 7.125% 3/31/16 (g)		2,225	2,342
Japan Government:
0.3552% to 0.4554% 1/29/07 to 3/12/07	JPY	900,000	7,555
0.9% 12/22/08	JPY	1,230,000	10,355
1% 11/20/20 (h)	JPY	1,325,000	10,716
1.03% 7/20/20 (h)	JPY	900,000	7,102
1.4% 3/21/11	JPY	675,000	5,730
1.5% 3/20/14	JPY	570,000	4,797
1.8% 3/20/16	JPY	2,242,000	19,111
2.4% 12/20/34	JPY	1,600,000	13,750
Real Return Bond 1.1% 12/10/16	JPY	3,130,000	26,121
Lebanon, Republic of:
7.125% 3/5/10		325	310
7.875% 5/20/11 (Reg. S)		3,670	3,597
8.6044% 11/30/09 (g)(h)		2,760	2,722
8.6044% 11/30/09 (h)		7,560	7,456
Pakistan International Sukuk Co. Ltd. 7.76% 1/27/10 (h)		4,640	4,797
Peruvian Republic:
3% 3/7/27 (f)		1,425	1,059
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Peruvian Republic: - continued
6.25% 3/7/27 (h)		$ 1,380	$ 1,352
7.35% 7/21/25		1,375	1,550
euro Brady past due interest 5% 3/7/17 (h)		8,713	8,644
Philippine Republic:
8.25% 1/15/14		6,505	7,334
8.375% 2/15/11		2,786	3,051
8.875% 3/17/15		4,635	5,487
9% 2/15/13		6,694	7,715
9.875% 1/15/19		6,120	7,987
10.625% 3/16/25		4,110	5,893
Republic of Iraq 5.8% 1/15/28 (g)		3,400	2,219
Republic of Serbia 3.75% 11/1/24 (f)(g)		625	581
Russian Federation:
5% 3/31/30 (f)(g)		1,587	1,793
5% 3/31/30 (Reg. S) (f)		29,843	33,723
12.75% 6/24/28 (Reg. S)		5,215	9,439
State of Qatar 9.75% 6/15/30 (Reg. S)		4,235	6,295
Turkish Republic:
0% 4/9/08	TRY	4,610	2,559
6.875% 3/17/36		1,335	1,280
7% 9/26/16		7,330	7,477
7.375% 2/5/25		1,830	1,876
11% 1/14/13		14,880	18,302
11.75% 6/15/10		7,546	8,904
11.875% 1/15/30		8,135	12,558
Ukraine Cabinet of Ministers 6.58% 11/21/16 (g)		2,880	2,877
Ukraine Government:
6.875% 3/4/11 (Reg. S)		2,360	2,428
8.9025% 8/5/09 (h)		9,630	10,198
United Kingdom, Great Britain & Northern Ireland:
4.25% 3/7/11	GBP	6,000	11,403
4.25% 6/7/32	GBP	850	1,657
4.25% 3/7/36	GBP	11,150	22,003
4.75% 6/7/10	GBP	450	872
4.75% 9/7/15	GBP	4,585	8,956
5% 3/7/25	GBP	2,170	4,514
8% 6/7/21	GBP	3,950	10,432
9% 7/12/11	GBP	8,000	18,150
United Mexican States:
7.5% 4/8/33		7,380	8,690
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
United Mexican States: - continued
8.3% 8/15/31		$ 11,035	$ 14,108
9% 12/20/12	MXN	23,815	2,381
11.5% 5/15/26		2,370	3,833
Uruguay Republic:
5% 9/14/18	UYU	36,032	1,624
7.625% 3/21/36		520	572
8% 11/18/22		5,424	6,156
Venezuelan Republic:
oil recovery rights 4/15/20 (j)		1,250	41
5.75% 2/26/16		4,580	4,328
6% 12/9/20		1,965	1,832
6.3738% 4/20/11 (h)		5,605	5,549
7% 12/1/18 (Reg. S)		1,460	1,504
7.65% 4/21/25		2,250	2,455
9.25% 9/15/27		3,560	4,546
9.375% 1/13/34		2,930	3,885
10.75% 9/19/13		5,030	6,225
13.625% 8/15/18		5,425	8,314
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (f)		1,644	1,418
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $842,226)			898,456
Common Stocks - 0.6%
		Shares
CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.0%
Intermet Corp. (a)(k)		156,879	284
Diversified Consumer Services - 0.2%
Coinmach Service Corp. unit		435,000	8,004
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. unit		244,160	4,639
Media - 0.3%
NTL, Inc.		455,794	11,504
TOTAL CONSUMER DISCRETIONARY			24,431
Common Stocks - continued
		Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (a)(g)		98	$ 0
TOTAL COMMON STOCKS (Cost $14,864)			24,431
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%		9,300	337
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%		2,403	2,667
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%		122	1
TOTAL NONCONVERTIBLE PREFERRED STOCKS			2,668
TOTAL PREFERRED STOCKS (Cost $2,668)			3,005
Floating Rate Loans - 4.3%
		Principal Amount (000s)(d)
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.2%
Dana Corp. term loan 7.55% 4/13/08 (h)		$ 330	330
Lear Corp. term loan 7.8656% 4/25/12 (h)		2,263	2,266
The Goodyear Tire & Rubber Co.:
Tranche 2, term loan 8.14% 4/30/10 (h)		2,470	2,507
Tranche 3, term loan 8.89% 3/1/11 (h)		3,620	3,674
			8,777
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Automobiles - 0.6%
AM General LLC:
LOC 8.35% 9/30/12 (h)		$ 119	$ 120
term loan B 8.3633% 9/30/13 (h)		3,561	3,588
Ford Motor Co. term loan 8.36% 12/15/13 (h)		22,640	22,668
General Motors Corp. term loan 7.745% 11/29/13 (h)		880	882
			27,258
Hotels, Restaurants & Leisure - 0.1%
Hilton Head Communications LP Tranche B, term loan 9.5% 3/31/08 (h)		3,000	2,910
Media - 0.4%
Charter Communications Operating LLC Tranche B, term loan 8.005% 4/28/13 (h)		5,725	5,754
CSC Holdings, Inc. Tranche B, term loan 7.1228% 3/29/13 (h)		5,990	5,986
Riverdeep Interactive Learning USA, Inc. term loan:
8.1% 12/21/13 (h)		560	562
11.0656% 12/21/07 (h)		1,390	1,390
UPC Broadband Holding BV:
Tranche J2, term loan 7.64% 3/31/13 (h)		760	761
Tranche K2, term loan 7.64% 12/31/13 (h)		760	761
			15,214
Multiline Retail - 0.1%
Neiman Marcus Group, Inc. term loan 7.6022% 4/6/13 (h)		2,820	2,834
Specialty Retail - 0.2%
Michaels Stores, Inc. Tranche B, term loan 8.375% 10/31/13 (h)		3,380	3,334
Sally Holdings LLC Tranche B, term loan 7.87% 11/10/13 (h)		688	690
Toys 'R' US, Inc. term loan 8.3494% 12/9/08 (h)		6,200	6,239
			10,263
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
term loan 9.1875% 3/5/14 (h)		1,480	1,523
term loan B1 7.681% 9/5/13 (h)		4,417	4,467
			5,990
TOTAL CONSUMER DISCRETIONARY			73,246
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 6.875% 6/5/13 (h)		$ 1,050	$ 1,054
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Coffeyville Resources LLC:
Credit-Linked Deposit 8.36% 12/21/13 (h)		478	481
Tranche D, term loan 8.36% 12/21/13 (h)		2,472	2,487
Helix Energy Solutions Group, Inc. term loan 7.4524% 7/1/13 (h)		170	170
Sandridge Energy, Inc. term loan 10.1904% 11/21/07 (h)		4,920	4,957
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.4888% 10/31/12 (h)		570	571
term loan:
7.6% 10/31/07 (h)		1,745	1,745
7.6237% 10/31/12 (h)		2,345	2,351
			12,762
FINANCIALS - 0.4%
Diversified Financial Services - 0.3%
MGM Holdings II, Inc. Tranche B, term loan 8.6138% 4/8/12 (h)		3,236	3,219
Olympus Cable Holdings LLC Tranche B, term loan 10.25% 9/30/10 (h)		5,325	5,165
The NASDAQ Stock Market, Inc.:
Tranche B, term loan 7.1001% 4/18/12 (h)		3,252	3,248
Tranche C, term loan 7.1004% 4/18/12 (h)		1,885	1,883
			13,515
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 7.1% 12/16/10 (h)		3,572	3,595
Newkirk Master LP Tranche B, term loan 7.0994% 8/11/08 (h)		168	168
			3,763
TOTAL FINANCIALS			17,278
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
HCA, Inc. Tranche B, term loan 7.8638% 11/17/13 (h)		13,250	13,416
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 7.6% 9/29/13 (h)		$ 150	$ 151
Tranche 2LN, term loan 11.125% 3/28/14 (h)		60	62
			213
Airlines - 0.2%
Delta Air Lines, Inc.:
Tranche B, term loan 10.1181% 3/16/08 (h)		290	295
Tranche C, term loan 12.8681% 3/16/08 (h)		4,275	4,393
UAL Corp.:
Tranche B, term loan 9.12% 2/1/12 (h)		3,143	3,163
Tranche DD, term loan 9.125% 2/1/12 (h)		449	452
			8,303
Building Products - 0.0%
Mueller Group, Inc. term loan 7.373% 10/3/12 (h)		173	174
Commercial Services & Supplies - 0.0%
Allied Waste Industries, Inc.:
term loan 7.1623% 1/15/12 (h)		717	719
Tranche A, Credit-Linked Deposit 7.0725% 1/15/12 (h)		318	319
			1,038
Industrial Conglomerates - 0.0%
Walter Industries, Inc. term loan 7.3305% 10/3/12 (h)		133	133
Machinery - 0.0%
Chart Industries, Inc. Tranche B, term loan 7.4323% 10/17/12 (h)		87	87
Road & Rail - 0.1%
Hertz Corp.:
Credit-Linked Deposit 7.365% 12/21/12 (h)		144	146
Tranche B, term loan 7.5054% 12/21/12 (h)		1,148	1,156
Laidlaw International, Inc. Class B, term loan 7.11% 7/31/13 (h)		618	622
			1,924
TOTAL INDUSTRIALS			11,872
INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Instruments - 0.0%
Sanmina-SCI Corp. term loan 7.9375% 1/31/08 (h)		580	581
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.1%
Affiliated Computer Services, Inc. Tranche B2, term loan 7.3597% 3/20/13 (h)		$ 3,284	$ 3,288
Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices, Inc. term loan 7.62% 12/31/13 (h)		3,909	3,944
Freescale Semiconductor, Inc. term loan 7.3694% 12/1/13 (h)		4,630	4,659
			8,603
TOTAL INFORMATION TECHNOLOGY			12,472
MATERIALS - 0.5%
Chemicals - 0.1%
Lyondell Chemical Co. term loan 7.1213% 8/13/13 (h)		4,509	4,531
Momentive Performance Materials, Inc. Tranche B1, term loan 7.625% 12/4/13 (h)		940	941
			5,472
Metals & Mining - 0.1%
Aleris International, Inc. term loan 8.125% 12/19/13 (h)		2,540	2,550
Paper & Forest Products - 0.3%
Georgia-Pacific Corp. Tranche B1, term loan 7.3561% 12/23/12 (h)		11,345	11,416
TOTAL MATERIALS			19,438
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
Wind Telecomunicazioni Spa:
term loan 12.54% 12/21/11 (h)		3,070	3,112
Tranche 2, term loan 11.62% 3/21/15 (h)		3,490	3,630
Tranche B, term loan 8.1684% 9/21/13 (h)		1,745	1,754
Tranche C, term loan 8.6684% 9/21/14 (h)		1,745	1,754
Windstream Corp. Class B, term loan 7.12% 7/17/13 (h)		4,070	4,095
			14,345
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
Leap Wireless International, Inc. Tranche B, term loan 8.1138% 6/16/13 (h)		$ 577	$ 582
MetroPCS Wireless, Inc. Tranche B, term loan 7.875% 11/3/13 (h)		1,317	1,323
			1,905
TOTAL TELECOMMUNICATION SERVICES			16,250
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Boston Generating LLC:
Credit-Linked Deposit 7.6156% 12/21/13 (h)		198	199
Tranche 1LN, revolver loan 7.6156% 12/21/13 (h)		56	56
Tranche 2LN, term loan 9.6% 6/20/14 (h)		190	194
Tranche B 1LN, term loan 7.6% 12/21/13 (h)		896	900
NRG Energy, Inc.:
Credit-Linked Deposit 7.3637% 2/1/13 (h)		2,053	2,066
term loan 7.3638% 2/1/13 (h)		2,833	2,850
			6,265
TOTAL FLOATING RATE LOANS (Cost $182,412)			184,053
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
- Barclays Bank 6.25% 3/28/13 (h)		280	276
- Citibank 6.25% 3/28/13 (h)		1,418	1,400
- Credit Suisse First Boston 6.25% 3/28/13 (h)		1,813	1,791
- Deutsche Bank:
1.407% 3/28/13 (h)	JPY	102,286	808
6.25% 3/28/13 (h)		1,288	1,272
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $5,110)			5,547
Commercial Paper - 0.4%

GPB Finance Public Ltd. 4.4% 6/5/07	EUR	1,400	1,814
Harrier Finance Funding Ltd. 3.66% 1/10/07	EUR	4,000	5,277
Commercial Paper - continued
		Principal Amount (000s)(d)	Value (Note 1) (000s)
Lake Constance Funding Ltd. 3.66% 1/11/07	EUR	3,000	$ 3,957
St. George Bank Ltd. 3.54% 1/2/07	EUR	4,000	5,279
TOTAL COMMERCIAL PAPER (Cost $16,322)			16,327
Fixed-Income Funds - 2.9%
	Shares
Fidelity Floating Rate Central Fund (i) (Cost $123,905)	1,235,765	124,318
Money Market Funds - 5.9%

Fidelity Cash Central Fund, 5.37% (b) (Cost $248,502)	248,501,745	248,502
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $4,087,719)		4,225,614
NET OTHER ASSETS - 0.5%		21,082
NET ASSETS - 100%		$ 4,246,696
Currency Abbreviations
ARS	-	Argentine peso
BRL	-	Brazilian real
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
MXN	-	Mexican peso
PEN	-	Peruvian new sol
RUB	-	Russian ruble
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $350,279,000 or 8.2% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Investing Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(j) Quantity represents share amount.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $284,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Intermet Corp.	11/9/05	$ 2,971
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9,181
Fidelity Floating Rate Central Fund	6,907
Total	$ 16,088

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 86,840	$ 37,097	$ -	$ 124,318	6.9%
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	67.4%
United Kingdom	3.0%
Japan	2.7%
Canada	2.6%
France	2.6%
Brazil	2.5%
Argentina	1.8%
Luxembourg	1.7%
Finland	1.6%
Turkey	1.3%
Germany	1.2%
Russia	1.1%
Venezuela	1.1%
Mexico	1.1%
Philippines	1.0%
Others (individually less than 1%)	7.3%
100.0%
The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	December 31, 2006

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,715,312)	$ 3,852,794
Fidelity Central Funds (cost $372,407)	372,820
Total Investments (cost $4,087,719)		$ 4,225,614
Cash		11,921
Foreign currency held at value (cost $247)		247
Receivable for investments sold		4,505
Receivable for fund shares sold		9,738
Dividends receivable		102
Interest receivable		59,222
Prepaid expenses		18
Other receivables		59
Total assets		4,311,426

Liabilities
Payable for investments purchased	$ 55,659
Payable for fund shares redeemed	3,638
Distributions payable	2,717
Accrued management fee	1,981
Other affiliated payables	541
Other payables and accrued expenses	194
Total liabilities		64,730

Net Assets		$ 4,246,696
Net Assets consist of:
Paid in capital		$ 4,091,451
Undistributed net investment income		8,362
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,858
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		138,025
Net Assets, for 399,301 shares outstanding		$ 4,246,696
Net Asset Value, offering price and redemption price per share ($4,246,696 ÷ 399,301 shares)		$ 10.64

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2006

Investment Income
Dividends		$ 2,002
Interest		212,351
Income from Fidelity Central Funds		16,088
Total income		230,441

Expenses
Management fee	$ 21,058
Transfer agent fees	4,799
Accounting fees and expenses	1,171
Custodian fees and expenses	317
Independent trustees' compensation	14
Registration fees	212
Audit	77
Legal	38
Miscellaneous	34
Total expenses before reductions	27,720
Expense reductions	(97)	27,623
Net investment income		202,818
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	34,037
Foreign currency transactions	(640)
Total net realized gain (loss)		33,397
Change in net unrealized appreciation (depreciation) on: Investment securities	56,417
Assets and liabilities in foreign currencies	607
Delayed delivery commitments	5
Total change in net unrealized appreciation (depreciation)		57,029
Net gain (loss)		90,426
Net increase (decrease) in net assets resulting from operations		$ 293,244

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2006	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 202,818	$ 191,323
Net realized gain (loss)	33,397	9,787
Change in net unrealized appreciation (depreciation)	57,029	(91,276)
Net increase (decrease) in net assets resulting from operations	293,244	109,834
Distributions to shareholders from net investment income	(196,703)	(188,295)
Distributions to shareholders from net realized gain	(22,997)	(38,994)
Total distributions	(219,700)	(227,289)
Share transactions Proceeds from sales of shares	1,515,354	1,816,348
Reinvestment of distributions	194,760	202,177
Cost of shares redeemed	(999,152)	(1,629,816)
Net increase (decrease) in net assets resulting from share transactions	710,962	388,709
Total increase (decrease) in net assets	784,506	271,254

Net Assets
Beginning of period	3,462,190	3,190,936
End of period (including undistributed net investment income of $8,362 and undistributed net investment income of $861, respectively)	$ 4,246,696	$ 3,462,190
Other Information Shares
Sold	144,137	171,522
Issued in reinvestment of distributions	18,497	19,174
Redeemed	(95,361)	(154,913)
Net increase (decrease)	67,273	35,783

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 10.43	$ 10.77	$ 10.50	$ 9.40	$ 9.15
Income from Investment Operations
Net investment income B	.575	.551	.570	.566	.582
Net realized and unrealized gain (loss)	.251	(.227)	.383	1.142	.243
Total from investment operations	.826	.324	.953	1.708	.825
Distributions from net investment income	(.556)	(.544)	(.553)	(.578)	(.575)
Distributions from net realized gain	(.060)	(.120)	(.130)	(.030)	-
Total distributions	(.616)	(.664)	(.683)	(.608)	(.575)
Net asset value, end of period	$ 10.64	$ 10.43	$ 10.77	$ 10.50	$ 9.40
Total Return A	8.15%	3.12%	9.44%	18.62%	9.38%
Ratios to Average Net Assets C, E
Expenses before reductions	.75%	.75%	.76%	.80%	.84%
Expenses net of fee waivers, if any	.75%	.75%	.76%	.80%	.84%
Expenses net of all reductions	.75%	.75%	.76%	.80%	.84%
Net investment income	5.49%	5.23%	5.46%	5.64%	6.42%
Supplemental Data
Net assets, end of period (in millions)	$ 4,247	$ 3,462	$ 3,191	$ 2,340	$ 782
Portfolio turnover rate D	80%	119%	94%	148%	117% F

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2006

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Strategic Income Fund (the Fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, certain foreign taxes, prior period premium and discount on debt securities, defaulted bonds, market discount, partnerships (including allocations from Fidelity Central Funds), financing transactions and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 168,648
Unrealized depreciation	(23,780)
Net unrealized appreciation (depreciation)	144,868
Undistributed ordinary income	1,275
Undistributed long-term capital gain	6,537

Cost for federal income tax purposes	$ 4,080,746

The tax character of distributions paid was as follows:

	December 31, 2006	December 31, 2005
Ordinary Income	$ 196,703	$ 199,562
Long-term Capital Gains	22,997	27,727
Total	$ 219,700	$ 227,289

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be

Annual Report

2. Operating Policies - continued

Loans and Other Direct Debt Instruments - continued

contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including non Money Market Central Funds), other than short-term securities and U.S. government securities, aggregated $2,337,795 and $2,010,293, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .13% of average net assets.

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for each non Money Market Central Fund, at fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Fixed-Income Central Fund.

Central Fund	Investment Adviser	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management and Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund share

Annual Report

5. Committed Line of Credit - continued

holder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $41 and $46, respectively.

7. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Other - continued

diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Strategic Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Income Fund (a fund of Fidelity School Street Trust) at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 21, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Each of the Trustees oversees 348 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1976

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity School Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Strategic Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Walter C. Donovan (44)

Year of Election or Appointment: 2005

Vice President of Strategic Income. Mr. Donovan also serves as Vice President of Fidelity's High Income Funds (2005-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Donovan served as Vice President of Fidelity's Fixed-Income Funds (2005-2006), certain Asset Allocation Funds (2005-2006), certain Balanced Funds (2005-2006), and as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of Strategic Income. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Robert A. Lawrence (54)

Year of Election or Appointment: 2006

Vice President of Strategic Income. Mr. Lawrence also serves as Vice President of the High Income Funds. Mr. Lawrence is Senior Vice President of FMR (2006-present) and FMR Co., Inc. (2006-present). Previously, Mr. Lawrence served as President of Fidelity Strategic Investments (2002-2005).

David L. Murphy (58)

Year of Election or Appointment: 2005

Vice President of Strategic Income. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of Strategic Income. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005- present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Christopher L. Sharpe (38)

Year of Election or Appointment: 2005
Vice President and lead co-manager of Strategic Income. Mr. Sharpe also serves as Vice President of other funds advised by FMR. Prior to joining Fidelity Investments as an asset allocation director in 2002, Mr. Sharpe worked as an associate investment policy officer for John Hancock Financial Services, Inc. in Boston. From 1990 to 2000 he was with William M. Mercer, Inc. in Boston. Mr. Sharpe also serves as Vice President of FMR (2006) and FMR Co., Inc. (2006).

Derek L. Young (42)

Year of Election or Appointment: 2005
Vice President and lead co-manager of Strategic Income. Mr. Young also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Young worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager. Mr. Young also serves as Vice President of FMR and FMR Co., Inc (2004).

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of Strategic Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of Strategic Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Strategic Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Strategic Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005- present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Strategic Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005- present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Strategic Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Strategic Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Strategic Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 1998 Assistant Treasurer of Strategic Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of Strategic Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of Strategic Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Strategic Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Strategic Income. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Board of Trustees of Fidelity Strategic Income Fund voted to pay on February 5, 2007, to shareholders of record at the opening of business on February 2, 2007, a distribution of $.03 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2006, $28,042,275, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $39,287,162 of distributions paid during the period January 1, 2006 to December 31, 2006, as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

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Annual Report

Annual Report

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Fidelity®
Intermediate Municipal Income
Fund

Annual Report

December 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of Intermediate Municipal Income's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2006	Past 1 year	Past 5 years	Past 10 years
Intermediate Municipal Income	3.97%	4.90%	5.20%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Intermediate Municipal Income on December 31, 1996. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity® Intermediate Municipal Income Fund

Growing investor demand and a strong second-half rally helped municipal bonds post solid returns and take their place as one of the best performing investment-grade debt classes for the year ending December 31, 2006. Throughout roughly the first six months of the period, muni bond prices declined as the Federal Reserve Board raised short-term interest rates to return them to a more "neutral level" and fend off inflation. Beginning in mid-summer 2006, however, munis rebounded amid hopes that the Fed would pause its rate hike campaign. Those hopes were eventually actualized when the central bank left rates unchanged at its August, September, October and December Open Market Committee meetings. Demand - which was amplified by non-traditional investors such as hedge funds - increased substantially, as investors sought out munis for their attractive after-tax yields. Investors also were drawn to the fact that unlike long-term Treasury bonds, which generally yielded less than short-term Treasuries throughout much of the period, long-term rates for munis were higher than short rates, giving investors the opportunity to lock in attractive long-term yields. Against this backdrop, the Lehman Brothers® Municipal Bond Index - a performance measure of approximately 34,000 investment-grade, fixed-rate, tax-exempt bonds - returned 4.84%. In comparison, the overall taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 4.33%.

During the past year, Intermediate Municipal Income gained 3.97% and the Lehman Brothers 1-17 Year Municipal Bond Index gained 4.10%. The fund's performance relative to the index was helped by its overweighting in bonds that were prerefunded during the period, a process that helped boost the bonds' returns. My decision to overweight longer-term bonds also was a plus because they outpaced shorter-term securities due to strong investor demand for yield-enhanced securities. While I invested in bonds of various maturities, I kept the fund's duration - meaning its interest rate sensitivity - in line with the index, a strategy that neutralized the impact of overall interest rate movements on the fund's relative performance. Performance also was aided by an overweighting relative to the index in lower-quality investment-grade bonds. They, too, were the beneficiaries of investors' appetite for higher-yielding securities. Detracting from returns was an overweighted position in premium bonds, which sell above par - meaning face value - and which underperformed discount bonds, those that sell below par.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2006 to December 31, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1, 2006 to December 31, 2006
Class A
Actual	$ 1,000.00	$ 1,036.40	$ 3.23**
Hypothetical A	$ 1,000.00	$ 1,022.03	$ 3.21**
Class T
Actual	$ 1,000.00	$ 1,036.20	$ 3.49
Hypothetical A	$ 1,000.00	$ 1,021.78	$ 3.47
Class B
Actual	$ 1,000.00	$ 1,032.60	$ 7.02
Hypothetical A	$ 1,000.00	$ 1,018.30	$ 6.97
Class C
Actual	$ 1,000.00	$ 1,033.30	$ 7.33
Hypothetical A	$ 1,000.00	$ 1,018.00	$ 7.27
Intermediate Municipal Income
Actual	$ 1,000.00	$ 1,038.50	$ 2.21
Hypothetical A	$ 1,000.00	$ 1,023.04	$ 2.19
Institutional Class
Actual	$ 1,000.00	$ 1,038.30	$ 2.52
Hypothetical A	$ 1,000.00	$ 1,022.74	$ 2.50

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.63%**
Class T	.68%
Class B	1.37%
Class C	1.43%
Intermediate Municipal Income	.43%
Institutional Class	.49%

** If fees, effective April 1, 2007 had been in effect during the entire period, the annualized expense ratio would have been .73% and the expenses paid in the actual and hypothetical examples above would have been $3.75 and $3.72, respectively.

Annual Report

Investment Changes

Top Five States as of December 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
California	14.9	13.6
Texas	14.2	15.9
New York	12.5	9.8
Illinois	9.8	11.3
Washington	7.3	7.6
Top Five Sectors as of December 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.8	39.3
Electric Utilities	11.5	11.1
Special Tax	10.0	6.2
Transportation	9.6	10.2
Escrowed/Pre-Refunded	9.3	10.2
Average Years to Maturity as of December 31, 2006
		6 months ago
Years	9.2	8.7
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of December 31, 2006
6 months ago
Years	5.1	5.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2006	As of June 30, 2006
AAA 61.3%	AAA 63.3%
AA,A 30.3%	AA,A 26.1%
BBB 6.9%	BBB 6.6%
BB and Below 0.3%	BB and Below 0.1%
Not Rated 0.7%	Not Rated 1.8%
Short-Term Investments and Net Other Assets 0.5%	Short-Term Investments and Net Other Assets 2.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Investments December 31, 2006

Showing Percentage of Net Assets

Municipal Bonds - 99.5%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 1.0%
Auburn Univ. Gen. Fee Rev. Series A, 5.5% 6/1/12 (MBIA Insured)	$ 2,125	$ 2,279
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	1,200	1,226
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/10	1,295	1,341
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (e)	1,700	1,719
5.25% 10/1/08 (MBIA Insured) (e)	3,055	3,133
5.75% 10/1/09 (MBIA Insured) (e)	3,865	4,040
Jefferson County Ltd. Oblig. School Warrants Series A:
5.25% 1/1/15	2,000	2,168
5.5% 1/1/22	1,100	1,195
Jefferson County Swr. Rev. Series A, 5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (f)	2,920	3,022
		20,123
Alaska - 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8% 7/1/12 (AMBAC Insured) (e)	2,935	3,121
Arizona - 0.2%
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,100	1,138
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,577
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,149
		3,864
California - 14.9%
Cabrillo Cmnty. College District 5.25% 8/1/15 (MBIA Insured)	1,400	1,544
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Series Y:
5.25% 12/1/16 (FGIC Insured)	5,000	5,444
5.25% 12/1/18 (FGIC Insured)	5,000	5,415
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/12 (MBIA Insured)	4,000	4,315
5.5% 5/1/15 (AMBAC Insured)	2,600	2,848
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Econ. Recovery:
Series 2004 A:
5.25% 7/1/12	$ 1,210	$ 1,305
5.25% 7/1/13	7,000	7,621
Series A:
5% 7/1/15	15,200	16,452
5% 7/1/15 (MBIA Insured)	6,100	6,623
5.25% 1/1/11	700	742
5.25% 7/1/13 (MBIA Insured)	10,300	11,245
5.25% 7/1/14	15,400	16,907
5.25% 7/1/14 (FGIC Insured)	9,700	10,683
California Gen. Oblig.:
4.5% 2/1/09	2,800	2,850
5% 2/1/11	2,650	2,782
5% 3/1/15	3,000	3,244
5.125% 11/1/24	1,900	2,019
5.125% 2/1/26	1,200	1,272
5.25% 2/1/11	4,000	4,237
5.25% 3/1/12	2,210	2,369
5.25% 2/1/15	5,000	5,424
5.25% 2/1/16	8,500	9,221
5.25% 2/1/27 (MBIA Insured)	1,605	1,717
5.25% 4/1/27	1,000	1,069
5.25% 2/1/28	3,400	3,621
5.25% 11/1/29	1,200	1,280
5.25% 2/1/33	6,100	6,457
5.25% 12/1/33	6,755	7,202
5.25% 4/1/34	6,600	7,024
5.5% 3/1/11	8,500	9,094
5.5% 4/1/13 (AMBAC Insured)	1,000	1,102
5.5% 4/1/30	10,515	11,700
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	1,285	1,434
5.5% 11/1/33	21,355	23,384
5.625% 5/1/20	225	241
5.625% 5/1/20 (Pre-Refunded to 5/1/10 @ 101) (f)	775	831
5.75% 10/1/10	2,200	2,358
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (d)	3,000	3,175
California Hsg. Fin. Agcy. Home Mtg. Rev. Series 1983 A, 0% 2/1/15 (MBIA Insured)	19,346	10,181
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	$ 4,300	$ 4,607
(CA State Univ. Proj.) Series A, 5% 10/1/14 (FGIC Insured)	3,405	3,689
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,600	6,198
Series 2005 K, 5% 11/1/16	7,195	7,764
5% 11/1/14 (FGIC Insured)	5,000	5,424
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	1,300	1,297
(Kaiser Permanente Health Sys. Proj.):
Series 2001 A, 2.55%, tender 1/4/07 (d)	1,600	1,600
Series 2004 G, 2.3%, tender 5/1/07 (d)	4,000	3,976
Commerce Refuse To Energy Auth. Rev. 5.5% 7/1/12 (MBIA Insured)	2,290	2,492
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	1,900	1,953
0% 1/15/27 (a)	1,000	919
5% 1/15/16 (MBIA Insured)	1,000	1,049
5.75% 1/15/40	1,600	1,663
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39	2,000	2,291
Series 2003 B, 5.75% 6/1/23 (Pre-Refunded to 6/1/08 @ 100) (f)	1,300	1,338
Series B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	3,000	3,302
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.) 5% 9/1/18 (AMBAC Insured)	1,425	1,536
Los Angeles Dept. Arpt. Rev. Series A, 5.25% 5/15/19 (FGIC Insured)	2,500	2,677
Los Angeles Reg'l. Arpt. Impt. Rev.:
(LAX Fuel Corp. Proj.):
5% 1/1/10 (FSA Insured) (e)	1,660	1,702
5% 1/1/11 (FSA Insured) (e)	1,740	1,801
5% 1/1/12 (FSA Insured) (e)	1,835	1,912
5% 1/1/08 (FSA Insured) (e)	1,510	1,529
Los Angeles Unified School District Series F, 5% 7/1/15 (FSA Insured)	4,000	4,307
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (f)	2,680	2,990
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
North City West School Facilities Fing. Auth. Spl. Tax Subseries C, 5% 9/1/12 (AMBAC Insured)	$ 2,140	$ 2,285
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,167
San Diego County Ctfs. of Prtn.:
5% 10/1/08	1,470	1,501
5.25% 10/1/10	1,620	1,699
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A 5% 5/1/13 (MBIA Insured) (e)	1,340	1,413
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,620	2,994
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	736
Univ. of California Revs. Series K:
5% 5/15/14 (MBIA Insured) (c)	3,000	3,229
5% 5/15/16 (MBIA Insured) (c)	6,880	7,453
		307,925
Colorado - 1.4%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (f)	5,000	4,028
Adams County School District #172 5.5% 2/1/16 (FGIC Insured)	2,575	2,800
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series B, 5% 11/1/17 (MBIA Insured)	1,000	1,080
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series E:
5% 11/15/12	2,190	2,305
5% 11/15/14	1,165	1,240
Series F:
5% 11/15/13	1,285	1,361
5% 11/15/14	1,355	1,443
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/16 (Radian Asset Assurance Ltd. Insured)	1,990	2,188
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (f)	2,550	2,903
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (f)	3,475	2,217
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,000	1,134
5.75% 12/15/22 (FGIC Insured)	1,000	1,131
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (Pre-Refunded to 9/1/10 @ 102) (f)	$ 3,200	$ 3,488
Series B, 0% 9/1/15 (MBIA Insured)	1,400	984
		28,302
District Of Columbia - 0.9%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,117
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,375
Series A:
5.25% 6/1/10 (FSA Insured)	1,000	1,049
5.25% 6/1/10 (MBIA Insured)	1,980	2,041
Series B, 0% 6/1/12 (MBIA Insured)	3,400	2,736
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,376
Metropolitan Washington Arpt. Auth. Gen. Arpt. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (e)	3,475	3,597
5.25% 10/1/10 (MBIA Insured) (e)	2,780	2,876
		18,167
Florida - 4.9%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) 6% 11/15/09 (Escrowed to Maturity) (f)	555	575
Broward County School Board Ctfs. of Prtn. 5.25% 7/1/20 (MBIA Insured)	1,000	1,072
Clay County School Board Ctfs. of Prtn. Series B, 5% 7/1/16 (MBIA Insured)	1,385	1,487
Flagler County School Board Ctfs. Series A, 5% 8/1/16 (FSA Insured)	2,105	2,260
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	2,690	2,890
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,720
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.) Series A, 5% 7/1/33	700	740
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) Series 06G, 5% 11/15/12	1,000	1,053
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys. Proj.) Series 06G, 5% 11/15/13	$ 1,600	$ 1,696
(Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series B, 5% 11/15/17	1,200	1,269
3.95%, tender 9/1/12 (d)	7,550	7,523
5%, tender 11/16/09 (d)	5,000	5,144
5.25% 11/15/11 (Pre-Refunded to 11/15/08 @ 101) (f)	3,735	3,879
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 4%, tender 8/1/07 (d)	18,000	17,978
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.):
5% 11/15/12	1,340	1,412
5% 11/15/14	2,485	2,649
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (e)	1,000	1,033
Miami Gen. Oblig. (Homeland Defense/Neighborhood Cap. Impt. Proj.) Series 2002, 5.5% 1/1/16 (MBIA Insured)	1,495	1,613
Miami-Dade County School Board Ctfs. of Prtn.:
Series A:
5% 8/1/14 (AMBAC Insured) (c)	2,700	2,856
5% 8/1/15 (AMBAC Insured) (c)	5,990	6,361
5%, tender 5/1/11 (MBIA Insured) (d)	1,400	1,464
Orange County School Board Ctfs. of Prtn. Series A:
0% 8/1/13 (MBIA Insured)	2,365	1,832
5.375% 8/1/22 (Pre-Refunded to 8/1/07 @ 101) (f)	4,530	4,623
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/14 (FSA Insured)	3,535	3,781
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (AMBAC Insured) (e)	2,000	2,104
Reedy Creek Impt. District Utils. Rev. Series 2, 5.25% 10/1/12 (MBIA Insured)	15,125	16,343
Saint Lucie County School Board Ctfs. of Prtn. 5% 7/1/17 (FSA Insured)	1,410	1,509
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/12 (MBIA Insured)	1,020	1,083
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 5% 8/1/08 (FSA Insured)	1,700	1,733
		101,682
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - 1.2%
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (e)	$ 1,620	$ 1,676
Series A, 5.375% 1/1/12 (FSA Insured) (e)	4,000	4,269
Series F, 5.25% 1/1/13 (FSA Insured) (e)	1,200	1,284
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	3,570	3,877
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/10 (FSA Insured)	3,370	3,492
Georgia Gen. Oblig. Series 1993 A, 7.45% 1/1/09	2,880	3,091
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,025	4,689
Series 2005 V:
6.6% 1/1/18 (f)	35	42
6.6% 1/1/18 (MBIA Insured)	1,550	1,826
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,645	875
		25,121
Hawaii - 0.2%
Hawaii Arpt. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (e)	3,700	4,187
Illinois - 9.8%
Chicago Board of Ed.:
(Westinghouse High School Proj.) Series C:
5.25% 12/1/15 (MBIA Insured)	2,150	2,382
5.5% 12/1/23 (MBIA Insured)	1,000	1,116
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	804
Series A, 0% 12/1/16 (FGIC Insured)	1,000	668
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	4,100	2,836
(Neighborhoods Alive Proj.) 5% 1/1/33 (AMBAC Insured)	1,600	1,676
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	1,100	1,179
Series A:
5% 1/1/34 (FSA Insured)	4,900	5,144
5.25% 1/1/22 (MBIA Insured)	1,000	1,071
5.25% 1/1/33 (MBIA Insured)	2,930	3,082
5.25% 1/1/33 (Pre-Refunded to 1/1/11 @ 101) (f)	70	75
Series A2, 6% 1/1/11 (AMBAC Insured)	1,350	1,462
Series C, 5% 1/1/35 (MBIA Insured)	1,600	1,679
Chicago Midway Arpt. Rev. Series B:
6% 1/1/09 (MBIA Insured) (e)	2,000	2,024
6.125% 1/1/12 (MBIA Insured) (e)	2,740	2,773
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (e)	$ 10,000	$ 10,543
Series A:
5% 1/1/12 (MBIA Insured)	1,100	1,163
5.5% 1/1/10 (AMBAC Insured) (e)	1,350	1,411
6.25% 1/1/08 (AMBAC Insured) (e)	8,815	9,008
5.5% 1/1/09 (AMBAC Insured) (e)	4,400	4,540
Chicago Park District Series A:
5.25% 1/1/21 (FGIC Insured)	1,765	1,898
5.5% 1/1/18 (FGIC Insured)	370	393
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	2,200	2,379
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Escrowed to Maturity) (f)	1,000	1,064
5.5% 1/1/12 (Escrowed to Maturity) (f)	1,470	1,578
Cook County Cmnty. Consolidated School District #21, Wheeling:
0% 12/1/13 (Escrowed to Maturity) (f)	2,500	1,905
0% 12/1/18 (Escrowed to Maturity) (f)	3,900	2,383
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	2,822
Cook County Gen. Oblig. Series B, 5.25% 11/15/28 (MBIA Insured)	600	650
Cook County High School District #201 J. Sterling Morton Tpk. 0% 12/1/11 (FGIC Insured)	4,275	3,545
DuPage County Forest Preserve District Rev.:
0% 11/1/09	4,000	3,591
0% 11/1/17	2,700	1,724
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (d)(e)	2,200	2,180
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. 5.5% 5/1/13 (FGIC Insured)	1,000	1,099
Hodgkins Tax Increment Rev. 5% 1/1/12	1,095	1,139
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,093
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,671
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2000, 5.85% 2/1/07 (e)	2,500	2,502
Illinois Edl. Facilities Auth. Revs.:
(Northwestern Univ. Proj.) 5% 12/1/38	2,600	2,714
(Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (d)	5,600	5,579
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Edl. Facilities Auth. Revs.: - continued
(Univ. of Chicago Proj.):
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (f)	$ 2,490	$ 2,666
Series B:
3.1%, tender 7/1/07 (d)(f)	5	5
3.1%, tender 7/1/07 (d)	3,595	3,585
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	1,400	1,435
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.):
5% 10/1/09	1,000	1,027
5% 10/1/10	1,235	1,280
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	3,006
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	1,000	1,078
5.375% 7/1/15 (MBIA Insured)	1,300	1,409
5.5% 8/1/10	1,400	1,483
5.5% 4/1/16 (FSA Insured)	1,000	1,084
5.5% 2/1/18 (FGIC Insured)	1,000	1,080
5.5% 8/1/19 (MBIA Insured)	1,250	1,358
5.5% 4/1/17 (MBIA Insured)	2,600	2,737
5.6% 4/1/21 (MBIA Insured)	2,800	2,949
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09	1,040	1,057
7% 5/15/22	5,000	5,457
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,765
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	2,755	3,081
Illinois Sales Tax Rev.:
Series W, 5% 6/15/13	3,430	3,467
6% 6/15/20	1,600	1,710
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (FSA Insured)	7,600	8,078
Kane & DeKalb Counties Cmnty. Unit School District #302 5.8% 2/1/22 (FGIC Insured)	1,500	1,680
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 0% 12/1/18 (AMBAC Insured)	4,555	2,770
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	5,300	2,929
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	$ 5,590	$ 4,269
0% 12/1/14 (FSA Insured)	5,180	3,781
0% 12/1/15 (FSA Insured)	3,810	2,663
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,115
0% 12/1/10 (FSA Insured)	3,380	2,912
Lake County Warren Township High School District #121, Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,690
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	7,100	7,800
Series A:
0% 6/15/11 (Escrowed to Maturity) (f)	7,780	6,558
0% 6/15/16 (FGIC Insured)	2,050	1,396
0% 6/15/17 (FGIC Insured)	3,240	2,107
0% 6/15/20 (FGIC Insured)	1,400	789
Series 2002 A, 0% 6/15/14 (FGIC Insured)	4,135	3,074
Series A, 5% 12/15/28 (MBIA Insured)	1,000	1,048
Univ. of Illinois Auxiliary Facilities Sys. Rev. (UIC South Campus Dev. Proj.) 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (f)	1,000	1,059
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,300	1,369
Will County Cmnty. Unit School District #365, Valley View 0% 11/1/17 (FSA Insured)	1,300	832
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	730
		201,913
Indiana - 4.5%
Avon 2000 Cmnty. School Bldg. Corp. 5% 1/15/18 (FSA Insured)	1,475	1,590
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,228
5% 1/10/14 (FSA Insured)	1,180	1,271
5% 7/10/14 (FSA Insured)	1,215	1,313
Clark-Pleasant 2004 School Bldg. Corp. 5.25% 7/15/21 (FSA Insured)	1,405	1,521
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Columbus Repair and Renovation School Bldg. Corp.:
5% 7/15/16 (MBIA Insured)	$ 1,640	$ 1,778
5% 7/15/17 (MBIA Insured)	1,720	1,859
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	6,850	4,294
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	1,030	1,080
5% 1/15/12 (MBIA Insured)	1,295	1,372
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/15 (MBIA Insured)	1,700	1,849
GCS School Bldg. Corp. One:
5% 7/15/16 (FSA Insured)	1,170	1,260
5.5% 7/15/12 (FSA Insured)	1,280	1,395
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,876
Hamilton Heights School Bldg. Corp.:
5.25% 7/15/15 (FSA Insured)	1,010	1,113
5.25% 7/15/16 (FSA Insured)	2,095	2,322
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	7,680	9,597
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (d)(e)	1,250	1,275
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (FGIC Insured)	1,150	1,214
Indiana Trans. Fin. Auth. Hwy.:
Series 1993 A:
0% 12/1/17 (AMBAC Insured)	1,470	935
0% 6/1/18 (AMBAC Insured)	1,740	1,081
Series A, 0% 6/1/17 (AMBAC Insured)	3,000	1,950
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.):
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (e)	1,110	1,188
Series I:
5% 1/1/09 (MBIA Insured) (e)	1,600	1,636
5.25% 1/1/10 (MBIA Insured) (e)	3,545	3,681
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,068
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	5,000	5,419
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (FGIC Insured)	1,090	1,190
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured)	2,210	2,331
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Perry Township Multi-School Bldg. Corp. 5.25% 1/10/14 (FSA Insured)	$ 2,075	$ 2,253
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	9,000	9,619
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (MBIA Insured)	1,530	1,669
5.25% 7/15/27 (MBIA Insured)	1,310	1,416
Rockport Poll. Cont. Rev.:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	2,000	2,035
4.9%, tender 6/1/07 (d)	5,005	5,022
South Harrison School Bldg. Corp. Series A, 5.5% 7/15/20 (FSA Insured)	2,550	2,846
Southmont School Bldg. Corp.:
5% 1/15/14 (FGIC Insured)	1,690	1,807
5% 7/15/17 (FGIC Insured)	2,000	2,119
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. 5% 7/15/15 (FSA Insured)	1,455	1,582
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 1/15/12 (FSA Insured)	1,005	1,065
		93,119
Iowa - 0.2%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	3,000	3,176
Kansas - 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (d)	2,800	2,819
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,298
5.25% 12/1/11 (MBIA Insured)	1,805	1,860
Series II, 5.5% 11/1/19	1,000	1,094
5.5% 11/1/20	1,000	1,095
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,672
		10,838
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (e)	$ 1,645	$ 1,699
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series C, 5.5% 7/1/12 (FSA Insured) (e)	2,250	2,423
		4,122
Louisiana - 0.8%
Caddo Parish School District Series A:
5.25% 3/1/15 (FSA Insured)	1,070	1,178
5.25% 3/1/16 (FSA Insured)	1,290	1,429
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,059
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (AMBAC Insured)	2,700	2,873
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (d)	3,300	3,310
Louisiana State Citizens Property Ins. Corp. Assessment Rev. Series B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,471
New Orleans Gen. Oblig. 0% 9/1/13 (AMBAC Insured)	1,400	1,062
		16,382
Maine - 0.1%
Maine Tpk. Auth. Tpk. Rev. Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (f)	1,810	1,948
Maryland - 0.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Johns Hopkins Health Sys. Proj.) Series B, 5% 5/15/35	1,300	1,375
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series A, 5.125% 4/1/23	3,000	3,178
		4,553
Massachusetts - 3.0%
Massachusetts Bay Trans. Auth. Series A, 5.75% 7/1/18	260	277
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A:
5% 1/1/12	715	753
5% 1/1/13	750	796
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,427
6.375% 8/1/15	2,460	2,670
6.375% 8/1/16	2,570	2,791
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (d)(e)	$ 3,000	$ 3,205
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,291
5.75% 6/15/13	3,000	3,227
Massachusetts Gen. Oblig.:
Series 6D, 5% 8/1/22	700	755
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,000	2,157
Series D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (f)	1,800	1,931
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (f)	5,900	6,415
Series E:
5% 11/1/23 (AMBAC Insured)	16,600	17,881
5% 11/1/24 (AMBAC Insured)	1,900	2,047
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (e)	1,000	1,057
5.5% 1/1/14 (AMBAC Insured) (e)	1,000	1,055
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	4,247
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	3,950	4,145
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	25	26
		61,153
Michigan - 3.3%
Clarkston Cmnty. Schools 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (f)	1,000	1,094
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	3,355	3,598
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,115
5% 9/30/12 (MBIA Insured)	1,500	1,602
Detroit Gen. Oblig.:
Series A, 5% 4/1/08 (FSA Insured)	6,600	6,703
Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,449
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (d)	10,000	10,241
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Detroit Swr. Disp. Rev.: - continued
4.191% 7/1/32 (FSA Insured) (d)	$ 5,800	$ 5,809
Detroit Wtr. Supply Sys. Rev. 5.25% 7/1/14 (MBIA Insured)	2,600	2,846
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC Insured) (Pre-Refunded to 5/1/07 @ 39.31) (f)	7,800	3,032
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (f)	1,000	1,067
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (e)	8,915	9,114
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,073
5.5% 3/1/17	1,885	2,023
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	8,000	8,193
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed to Maturity) (f)	1,195	1,210
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	1,915	2,043
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (e)	1,500	1,584
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025	1,112
		66,908
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/09	1,250	1,292
5.625% 12/1/22	575	621
Osseo Independent School District #279 Series B, 5% 2/1/13	2,445	2,539
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	5,910	6,099
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/12	400	417
5% 5/15/13	395	414
5% 5/15/14	250	263
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,528
		13,173
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (d)(e)	$ 1,275	$ 1,279
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (e)	3,800	3,953
Mississippi Hosp. Equip. & Facilities Auth. (South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/11	1,305	1,357
		6,589
Missouri - 1.1%
Bi-State Dev. Agcy. Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (d)	8,400	8,452
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/13	1,000	1,045
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn.:
(Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (f)	1,000	1,094
5% 9/1/16 (FSA Insured)	2,030	2,182
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,159
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,475
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (f)	2,370	2,548
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,097
(Convention Ctr. Proj.) 5.25% 7/15/13 (AMBAC Insured)	1,880	2,041
		23,093
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (d)	4,200	4,290
Nevada - 0.4%
Clark County Arpt. Rev. Series C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,605
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	1,172
Clark County School District Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (f)	1,000	1,085
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nevada - continued
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	$ 2,300	$ 2,474
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	2,801
		9,137
New Hampshire - 0.3%
Manchester School Facilities Rev. 5.5% 6/1/20 (Pre-Refunded to 6/1/13 @ 100) (f)	1,150	1,269
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(e)	2,400	2,362
3.5%, tender 2/1/09 (d)(e)	2,600	2,570
		6,201
New Jersey - 2.7%
Camden County Impt. Auth. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/10	1,925	1,982
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured)	1,200	1,248
New Jersey Econ. Dev. Auth. Rev. Series 2005 O:
5.125% 3/1/28	2,000	2,138
5.25% 3/1/15	3,000	3,283
5.25% 3/1/21 (MBIA Insured)	1,200	1,307
5.25% 3/1/23	1,500	1,624
5.25% 3/1/25	4,200	4,538
5.25% 3/1/26	4,700	5,078
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	2,610	2,783
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/16 (MBIA Insured)	5,000	5,553
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	4,825	4,826
5.75% 6/1/32	4,790	5,130
6.125% 6/1/24	6,400	6,924
6.375% 6/1/32	2,755	3,090
6.75% 6/1/39	3,735	4,267
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	2,000	2,224
		55,995
New Mexico - 0.4%
Albuquerque Arpt. Rev. 6.5% 7/1/07 (AMBAC Insured) (e)	1,400	1,419
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Mexico - continued
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (d)	$ 2,410	$ 2,391
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (e)	2,000	2,042
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr. Series IV A1, 7.05% 3/1/10 (e)	2,075	2,189
		8,041
New York - 12.5%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	4,740	5,272
5.75% 5/1/22 (FSA Insured)	2,240	2,445
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,273
5.75% 5/1/25 (FSA Insured)	1,715	1,922
5.75% 5/1/19 (FSA Insured)	5,590	6,311
5.75% 5/1/22 (FSA Insured)	8,525	9,590
Long Island Pwr. Auth. N.Y. Elec. Sys. Rev. Series B:
5% 6/1/10	2,600	2,705
5% 6/1/11	1,075	1,130
Metropolitan Trans. Auth. Rev.:
Series 2005 C:
5% 11/15/16	1,000	1,087
5.25% 11/15/14	1,000	1,094
Series F, 5.25% 11/15/27 (Pre-Refunded to 11/15/12 @ 100) (f)	1,400	1,522
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	2,495	2,611
Series A, 5.5% 1/1/20 (MBIA Insured)	1,600	1,743
Series B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,090
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,700	1,895
Series 2000 A, 6.5% 5/15/11	365	400
Series 2002 C, 5.5% 8/1/13	2,000	2,183
Series 2003 I, 5.75% 3/1/16 (Pre-Refunded to 3/1/13 @ 100) (f)	2,100	2,345
Series 2005 G, 5% 8/1/14	6,500	6,987
Series 2005 J, 5% 3/1/12	3,020	3,194
Series 2005 K, 5% 8/1/11	6,000	6,312
Series A, 5.25% 11/1/14 (MBIA Insured)	600	647
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series G, 5.25% 8/1/14 (AMBAC Insured)	$ 1,000	$ 1,068
Series J, 5.5% 6/1/19	2,900	3,166
Subseries 2005 F1, 5.25% 9/1/14	3,600	3,931
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/07 (e)	1,810	1,810
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series D, 5% 6/15/39	1,600	1,687
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,400	3,687
5.75% 7/1/13 (AMBAC Insured)	1,100	1,196
Series C, 7.5% 7/1/10	4,210	4,486
(Long Island Jewish Med. Ctr. Proj.) 5.25% 7/1/11 (MBIA Insured)	1,200	1,240
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12 (FGIC Insured)	9,000	9,536
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	320	321
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (MBIA Insured)	5,500	5,999
Series 2003 A, 5% 3/15/09	3,000	3,092
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	1,100	1,128
4.875% 6/15/20	2,200	2,254
5% 6/15/15	775	797
New York State Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27 (FSA Insured)	5,000	5,476
Series G, 5% 1/1/32 (FSA Insured)	1,300	1,381
New York State Urban Dev. Corp. Rev. (Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,803
New York Transitional Fin. Auth. Rev.:
Series A:
5.5% 11/1/26 (b)	4,490	4,821
5.75% 2/15/16	30	32
6% 11/1/28 (b)	40,925	44,822
Series B, 5.25% 2/1/29 (b)	3,800	4,005
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	7,875	8,382
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	$ 3,745	$ 3,860
Series A1:
5% 6/1/11	1,540	1,542
5.25% 6/1/21 (AMBAC Insured)	2,200	2,364
5.25% 6/1/22 (AMBAC Insured)	3,450	3,708
5.5% 6/1/14	3,200	3,332
5.5% 6/1/15	9,900	10,456
5.5% 6/1/16	16,800	17,721
5.5% 6/1/17	1,900	2,028
Series C1:
5.5% 6/1/14	3,900	4,061
5.5% 6/1/15	4,900	5,175
5.5% 6/1/16	1,600	1,711
5.5% 6/1/17	4,950	5,284
5.5% 6/1/18	5,165	5,575
5.5% 6/1/19	4,700	5,123
5.5% 6/1/20	800	871
5.5% 6/1/22	600	652
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 5.125% 1/1/22	2,000	2,115
		257,456
New York & New Jersey - 0.7%
Port Auth. of New York & New Jersey:
120th Series, 5.75% 10/15/13 (MBIA Insured) (e)	7,220	7,393
124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,215	1,245
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (e)	4,100	4,654
		13,292
North Carolina - 1.1%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,718
5.25% 6/1/20 (AMBAC Insured)	1,520	1,645
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	1,400	1,524
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	900	930
Series A:
5.5% 1/1/11	1,590	1,675
5.75% 1/1/26	1,000	1,054
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.: - continued
Series B, 6.125% 1/1/09	$ 2,220	$ 2,313
Series C:
5.25% 1/1/10	2,630	2,723
5.5% 1/1/07	1,000	1,000
Series D:
5.375% 1/1/10	3,360	3,491
6% 1/1/09	2,430	2,474
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/17	2,500	2,661
		23,208
North Dakota - 0.3%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,996
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5% 7/1/12	1,000	1,043
5% 7/1/14	1,000	1,053
		6,092
Ohio - 0.6%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/12	1,690	1,759
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (f)	2,000	2,165
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (f)	1,060	1,148
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (f)	2,600	2,784
Ohio Air Quality Dev. Auth. Rev. Series 2002 A, 4.2%, tender 1/2/07 (d)	1,000	1,000
Ohio Gen. Oblig. Series 2003 D, 2.45%, tender 9/14/07 (d)	1,350	1,337
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (f)	975	1,063
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	$ 500	$ 544
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (f)	1,000	1,105
		12,932
Oklahoma - 1.0%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	1,000	827
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,160
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	3,360	3,703
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (Escrowed to Maturity) (f)	3,035	3,126
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	2,165	2,423
5.5% 10/1/20 (FGIC Insured)	1,550	1,731
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,773
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.):
5% 12/15/13	1,000	1,063
5% 12/15/14	850	909
		20,715
Oregon - 0.2%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B, 5% 5/1/09 (FSA Insured)	720	742
Tri-County Metropolitan Trans. District Rev. Series A:
5.75% 8/1/14 (Pre-Refunded to 8/1/10 @ 100) (f)	1,520	1,625
5.75% 8/1/17 (Pre-Refunded to 8/1/10 @ 100) (f)	1,950	2,085
		4,452
Pennsylvania - 2.8%
Allegheny County Arpt. Rev.:
(Pittsburg Int'l. Arpt. Proj.) Series 97A, 5.75% 1/1/13 (MBIA Insured) (e)	3,500	3,816
(Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (MBIA Insured) (e)	1,210	1,306
Allegheny County Hosp. Dev. Auth. Rev. (UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,353
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Annville-Cleona School District 5.5% 3/1/23 (FSA Insured)	$ 1,300	$ 1,449
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,494
Central Dauphin School District Gen. Oblig. 7% 2/1/27 (Pre-Refunded to 2/1/16 @ 100) (f)	1,000	1,248
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (d)(e)	5,665	5,555
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series A:
5% 12/15/12	1,120	1,171
5% 12/15/13	1,155	1,214
Series B, 5% 12/15/13	3,115	3,273
(Crozer-Chester Med. Ctr. Proj.) 5.75% 12/15/13	1,165	1,265
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,000	2,563
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured)	3,930	4,761
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (e)	1,300	1,398
6.5% 11/1/16 (e)	1,100	1,200
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (d)(e)	2,300	2,301
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,376
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625% 6/1/12 (FGIC Insured)	2,500	2,723
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) 4th Series, 5.25% 8/1/16 (FSA Insured)	2,355	2,543
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,056
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,360	3,579
Philadelphia School District Series B, 5% 4/1/11 (AMBAC Insured)	2,100	2,204
Pittsburgh Gen. Oblig. Series B, 5.25% 9/1/15 (FSA Insured)	3,000	3,302
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	$ 1,670	$ 1,716
West Allegheny School District Series B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,457
		58,323
Puerto Rico - 0.3%
Puerto Rico Govt. Dev. Bank 5% 12/1/10	6,000	6,237
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Lifespan Corp. Proj.) Series A, 5% 5/15/14 (FSA Insured)	2,000	2,141
South Carolina - 1.2%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5.25% 8/15/11	1,765	1,846
Columbia Gen. Oblig. Ctfs. Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,500
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC Insured)	1,565	1,646
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,775
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/10	680	709
Scago Edl. Facilities Corp. for Colleton School District:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	805
5% 12/1/19	2,040	2,176
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (f)	5,500	6,266
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,109
Series A:
5.5% 1/1/14 (FGIC Insured)	1,300	1,440
5.5% 1/1/16 (FGIC Insured)	2,705	3,050
		25,322
South Dakota - 0.3%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (f)	2,000	2,136
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Dakota - continued
Minnehaha County Gen. Oblig.: - continued
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (f)	$ 2,115	$ 2,255
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (f)	2,350	2,503
		6,894
Tennessee - 1.4%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/10	5,000	5,201
5% 12/15/11	3,285	3,448
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	1,240	1,352
6.25% 1/1/13 (MBIA Insured)	1,700	1,915
7.25% 1/1/10 (MBIA Insured)	8,000	8,762
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,834
5% 9/1/11 (MBIA Insured)	1,835	1,931
5% 9/1/13 (MBIA Insured)	2,010	2,148
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,100	1,135
		27,726
Texas - 14.2%
Alvin Independent School District Series A, 5.25% 2/15/17	1,015	1,106
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series B, 0% 2/1/22 (AMBAC Insured)	1,335	698
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 B, 6% 1/1/16	1,750	1,902
Series B:
6% 1/1/18	1,000	1,088
6% 1/1/19	1,335	1,448
Austin Independent School District 5.25% 8/1/11	3,515	3,745
Austin Util. Sys. Rev.:
Series A, 0% 11/15/10 (MBIA Insured)	5,200	4,488
0% 11/15/12 (AMBAC Insured)	5,645	4,506
0% 5/15/17 (FGIC Insured)	1,900	1,244
Austin Wtr. & Wastewtr. Sys. Rev.:
Series A, 5% 5/15/31 (AMBAC Insured)	2,100	2,219
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Austin Wtr. & Wastewtr. Sys. Rev.: - continued
5% 11/15/10 (MBIA Insured)	$ 1,735	$ 1,815
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	188
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (f)	1,190	1,289
5.375% 5/1/16 (FSA Insured)	185	199
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (f)	1,240	1,343
5.375% 5/1/17 (FSA Insured)	195	209
Birdville Independent School District:
0% 2/15/12	4,150	3,401
5% 2/15/10	1,200	1,247
Boerne Independent School District 5.25% 2/1/35	1,300	1,383
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,610
Cedar Hill Independent School District 0% 8/15/07	1,270	1,241
Clint Independent School District 5.5% 8/15/18	1,000	1,090
Comal Independent School District (School Bldg. Proj.) 5% 2/1/33	1,500	1,569
Corpus Christi Gen. Oblig. 5% 3/1/10 (AMBAC Insured)	1,565	1,626
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,515
5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,500	1,646
Dallas County Gen. Oblig. Series A, 0% 8/15/07	3,605	3,526
Dallas Independent School District Series 2005, 5.25% 8/15/11	2,000	2,132
Del Valle Independent School District:
5% 2/1/15	2,015	2,162
5% 2/1/16	2,195	2,350
5.5% 2/1/11	1,350	1,442
Denton County Gen. Oblig. 5% 7/15/14 (FSA Insured)	3,570	3,820
Denton Independent School District 5% 8/15/33	5,300	5,499
DeSoto Independent School District 0% 8/15/18	2,195	1,342
Fort Worth Independent School District 5% 2/15/12	1,500	1,591
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA Insured)	2,000	2,097
Gainesville Independent School District 5.25% 2/15/36	1,000	1,083
Garland Independent School District:
Series A, 5% 2/15/10	1,000	1,039
5.5% 2/15/12	2,180	2,298
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured)	$ 1,170	$ 1,260
Harlandale Independent School District:
5.5% 8/15/35	15	16
5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (f)	1,385	1,472
Harris County Gen. Oblig.:
(Toll Road Proj.) 0% 10/1/14 (MBIA Insured)	8,530	6,287
Series A, 5.25% 8/15/35 (FSA Insured)	4,600	4,844
0% 10/1/16 (MBIA Insured)	6,180	4,174
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A:
5.625% 2/15/14 (Pre-Refunded to 8/15/11 @ 100) (f)	2,500	2,705
5.625% 2/15/15 (Pre-Refunded to 8/15/11 @ 100) (f)	2,680	2,899
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.):
5.5% 3/1/15 (FGIC Insured)	1,000	1,085
5.5% 3/1/18 (FGIC Insured)	1,140	1,233
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (e)	3,300	3,325
Series B, 5.5% 7/1/30 (FSA Insured)	3,900	4,121
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	259
Houston Independent School District:
Series A, 0% 8/15/11	13,740	11,497
0% 8/15/10 (AMBAC Insured)	2,200	1,917
0% 8/15/15	2,000	1,414
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,240
0% 12/1/11 (AMBAC Insured)	8,250	6,842
Humble Independent School District:
0% 2/15/10	2,320	2,060
0% 2/15/16	1,250	867
0% 2/15/17	1,400	927
Irving Independent School District Series A, 0% 2/15/16	1,035	711
Keller Independent School District:
Series 1996 A, 0% 8/15/17	1,020	658
Series A, 0% 8/15/12	1,590	1,278
Klein Independent School District Series A:
5% 8/1/13	1,455	1,561
5% 8/1/14	5,110	5,517
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
La Joya Independent School District 5.75% 2/15/17 (Pre-Refunded to 2/15/10 @ 100) (f)	$ 2,200	$ 2,337
Lamar Consolidated Independent School District 5.25% 2/15/14	305	310
Laredo Gen. Oblig. 5.125% 8/15/11 (FGIC Insured)	2,225	2,304
Lewisville Independent School District 0% 8/15/08	5,000	4,722
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	3,400	3,680
Lower Colorado River Auth. Rev. 0% 1/1/09 (Escrowed to Maturity) (f)	615	571
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/21 (AMBAC Insured)	2,405	2,583
Mansfield Independent School District:
5.5% 2/15/13	230	246
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,345	1,440
5.5% 2/15/14	330	352
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (f)	1,950	2,088
5.5% 2/15/15	2,270	2,448
5.5% 2/15/16	3,450	3,721
5.5% 2/15/18	145	154
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (f)	855	916
5.5% 2/15/19	2,530	2,693
Mesquite Independent School District:
3.65%, tender 12/1/08 (Liquidity Facility JPMorgan Chase Bank) (d)(f)	2,700	2,700
5.375% 8/15/11	430	442
Midway Independent School District 0% 8/15/19	1,400	820
Montgomery County Gen. Oblig. Series A:
5.625% 3/1/19 (FSA Insured)	520	567
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (f)	3,480	3,802
Mount Pleasant Independent School District 5.5% 2/15/17 (Pre-Refunded to 8/15/11 @ 100) (f)	1,010	1,090
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	1,000	1,075
5.5% 8/15/26 (FGIC Insured)	1,225	1,356
New Braunfels Independent School District 5.5% 2/1/15	1,135	1,209
North Central Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (MBIA Insured)	2,520	2,838
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series A, 5% 1/1/28 (AMBAC Insured)	3,300	3,455
Northside Independent School District:
Series A, 5.25% 2/15/17	2,975	3,188
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Northside Independent School District: - continued
5.5% 2/15/13	$ 1,090	$ 1,164
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,220	1,306
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (f)	530	568
Pearland Independent School District Series A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	1,000	1,085
Pflugerville Independent School District:
5.75% 8/15/14 (Pre-Refunded to 8/15/10 @ 100) (f)	1,000	1,072
5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (f)	500	536
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (f)	1,210	1,291
Rockwall Independent School District:
5.375% 2/15/17	20	22
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,025	1,107
5.375% 2/15/18	25	27
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (f)	1,345	1,453
5.625% 2/15/11	3,865	4,149
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13 (Pre-Refunded to 8/1/11 @ 100) (f)	1,940	2,092
5.5% 8/1/15 (Pre-Refunded to 8/1/11 @ 100) (f)	1,510	1,628
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (f)	1,000	1,087
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (f)	1,050	1,141
San Antonio Elec. & Gas Sys. Rev.:
5.375% 2/1/17	3,495	3,755
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (f)	2,505	2,699
5.75% 2/1/11 (Escrowed to Maturity) (f)	1,410	1,480
San Antonio Muni. Drainage Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,880
5.25% 2/1/14 (MBIA Insured)	1,835	2,000
San Antonio Wtr. Sys. Rev. Series A, 5% 5/15/32 (FSA Insured)	700	728
San Marcos Consolidated Independent School District:
5% 8/1/16	1,190	1,279
5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (f)	3,650	4,018
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,465
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	$ 2,905	$ 3,168
Spring Branch Independent School District:
Series 2001, 5.375% 2/1/14	2,700	2,868
5.375% 2/1/18	1,400	1,485
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20 (Pre-Refunded to 11/15/08 @ 101) (f)	1,250	1,301
Texas Gen. Oblig. (College Student Ln. Prog.):
5.25% 8/1/09 (e)	6,885	7,129
5.375% 8/1/10 (e)	1,915	2,012
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	2,200	1,487
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,000	1,037
(Stephen F. Austin State Univ. Proj.) 5% 10/15/14 (MBIA Insured)	1,300	1,405
Texas State Univ. Sys. Fing. Rev. 5% 3/15/12 (FSA Insured)	2,000	2,119
Texas Tpk. Auth. Central Tpk. Sys. Rev. 5.75% 8/15/38 (AMBAC Insured)	10,110	11,007
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,771
Series B, 5.625% 7/15/21	2,010	2,118
Town Ctr. Impt. District Sales & Hotel Occupancy Tax 5.625% 3/1/18 (FGIC Insured)	2,280	2,434
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	4,080	4,231
Waxahachie Independent School District:
0% 8/15/14	1,460	1,078
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (f)	4,780	2,151
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (f)	3,860	1,622
White Settlement Independent School District 5.75% 8/15/34	1,250	1,364
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	37
Wylie Independent School District 0% 8/15/20	1,000	557
Ysleta Independent School District 0% 8/15/11	1,100	920
		291,805
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Utah - 0.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series B, 5.75% 7/1/16 (MBIA Insured)	$ 370	$ 381
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	5,000	5,377
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	2,740	2,856
		8,614
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	2,800	3,039
Series A, 5.75% 12/1/18 (AMBAC Insured)	1,200	1,289
		4,328
Virginia - 0.4%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (d)(e)	1,700	1,689
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (e)	2,750	2,835
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I:
5.75% 5/1/07 (e)	1,380	1,384
5.85% 5/1/08 (e)	1,370	1,383
		7,291
Washington - 7.3%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/17 (MBIA Insured)	2,800	1,802
0% 6/1/24 (MBIA Insured)	1,525	704
0% 6/1/29 (MBIA Insured)	5,600	2,048
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(e)	1,000	1,060
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	1,300	1,412
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,701
5.25% 1/1/11 (FSA Insured)	1,715	1,812
5% 1/1/10 (MBIA Insured)	2,000	2,073
Clark County School District #114, Evergreen 5.375% 12/1/14 (FSA Insured)	2,000	2,164
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	$ 3,000	$ 1,728
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (Pre-Refunded to 11/1/09 @ 100) (f)	460	483
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2006 A, 5% 7/1/13	5,000	5,345
Series B, 6% 7/1/17 (MBIA Insured)	4,000	4,428
Franklin County Pub. Util. District #1 Elec. Rev. 5.625% 9/1/21 (MBIA Insured)	2,000	2,181
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (e)	1,235	1,289
Series B, 5.25% 1/1/16 (FGIC Insured) (e)	1,000	1,073
King County Swr. Rev. Series B:
5.5% 1/1/15 (FSA Insured)	7,245	7,807
5.5% 1/1/17 (FSA Insured)	2,565	2,758
Port of Seattle Rev.:
Series 2000 B, 5.5% 2/1/08 (MBIA Insured) (e)	6,225	6,344
Series B:
5.25% 9/1/07 (FGIC Insured) (e)	3,185	3,218
5.5% 9/1/08 (FGIC Insured) (e)	3,750	3,860
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.):
4.5% 12/1/07 (FGIC Insured)	1,705	1,718
4.5% 12/1/09 (FGIC Insured)	855	872
Snohomish County School District #4, Lake Stevens 5.125% 12/1/17 (FGIC Insured)	2,000	2,181
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/18 (MBIA Insured)	1,000	1,113
5.75% 12/1/20 (MBIA Insured)	1,000	1,111
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	5,315
0% 12/1/12 (FGIC Insured)	6,830	5,443
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,630
Series 2001 C, 5.25% 1/1/16	3,000	3,185
Series C, 5.25% 1/1/26 (FSA Insured)	2,200	2,330
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	2,047
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	$ 3,065	$ 3,288
(Swedish Health Svcs. Proj.) 5.5% 11/15/12 (AMBAC Insured)	3,000	3,120
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Series 1997 B, 5.125% 7/1/13 (FSA Insured)	9,500	9,754
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5% 7/1/12 (FSA Insured)	3,500	3,633
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series B:
0% 7/1/07	15,130	14,865
0% 7/1/10	16,000	13,948
0% 7/1/10	2,250	1,961
0% 7/1/12 (MBIA Insured)	4,000	3,206
Series C, 7.5% 7/1/08 (MBIA Insured)	7,040	7,422
Whatcom County School District #501 Gen. Oblig.:
5% 6/1/14 (FSA Insured)	2,245	2,419
5% 12/1/14 (FSA Insured)	3,245	3,511
		149,362
West Virginia - 0.1%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (f)	1,100	719
West Virginia Commissioner of Hwys. Spl. Oblig. Series A, 5% 9/1/12 (FSA Insured)	1,500	1,596
		2,315
Wisconsin - 0.9%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	2,180	2,334
Menasha Joint School District:
5.5% 3/1/19 (f)	970	1,043
5.5% 3/1/19 (FSA Insured)	60	64
Wisconsin Gen. Oblig. Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (f)	1,000	1,065
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	888
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/14	1,775	1,904
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (f)	1,760	1,899
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,114
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Svcs., Inc. Proj.):
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (f)	$ 1,000	$ 1,114
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (f)	1,600	1,800
Series 06A, 5% 8/15/12	4,795	4,999
		18,224
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $2,012,029)	2,049,852
NET OTHER ASSETS - 0.5%	10,952
NET ASSETS - 100%	$ 2,060,804
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.779% and pay quarterly a floating rate based on the BMA Municipal Swap Index with Citibank	May 2010	$ 23,000	$ 215
Receive quarterly a fixed rate equal to 3.859% and pay quarterly a floating rate based on the BMA Municipal Swap Index with Goldman Sachs	May 2010	23,000	267
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.391% with Citibank	May 2027	5,000	(286)
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.498% with Merrill Lynch, Inc.	May 2027	5,000	(352)
		$ 56,000	$ (156)
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 71
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	38.8%
Electric Utilities	11.5%
Special Tax	10.0%
Transportation	9.6%
Escrowed/Pre-Refunded	9.3%
Health Care	8.3%
Others* (individually less than 5%)	12.5%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2006

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,012,029)		$ 2,049,852
Cash		8,593
Receivable for fund shares sold		1,088
Interest receivable		27,002
Prepaid expenses		10
Other receivables		131
Total assets		2,086,676

Liabilities
Payable for investments purchased Regular delivery	$ 11
Delayed delivery	19,985
Payable for fund shares redeemed	2,675
Distributions payable	2,049
Swap agreements, at value	156
Accrued management fee	553
Distribution fees payable	2
Other affiliated payables	373
Other payables and accrued expenses	68
Total liabilities		25,872

Net Assets		$ 2,060,804
Net Assets consist of:
Paid in capital		$ 2,020,903
Undistributed net investment income		374
Accumulated undistributed net realized gain (loss) on investments		1,860
Net unrealized appreciation (depreciation) on investments		37,667
Net Assets		$ 2,060,804

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2006

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,811 ÷ 181.58 shares)	$ 9.97

Maximum offering price per share (100/95.25 of $9.97)	$ 10.47
Class T: Net Asset Value and redemption price per share ($4,408 ÷ 442.18 shares)	$ 9.97

Maximum offering price per share (100/96.50 of $9.97)	$ 10.33
Class B: Net Asset Value and offering price per share ($304 ÷ 30.48 shares)A	$ 9.97

Class C: Net Asset Value and offering price per share ($1,365 ÷ 136.80 shares)A	$ 9.98

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($2,026,368 ÷ 203,255.45 shares)	$ 9.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,548 ÷ 2,660.16 shares)	$ 9.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2006

Investment Income
Interest		$ 85,312
Income from Fidelity Central Funds		71
Total income		85,383

Expenses
Management fee	$ 6,297
Transfer agent fees	1,736
Distribution fees	18
Accounting fees and expenses	360
Custodian fees and expenses	31
Independent trustees' compensation	8
Registration fees	162
Audit	63
Legal	10
Miscellaneous	16
Total expenses before reductions	8,701
Expense reductions	(1,767)	6,934
Net investment income		78,449
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,550
Futures contracts	114
Total net realized gain (loss)		2,664
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,114)
Swap agreements	(156)
Total change in net unrealized appreciation (depreciation)		(1,270)
Net gain (loss)		1,394
Net increase (decrease) in net assets resulting from operations		$ 79,843

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2006	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 78,449	$ 71,910
Net realized gain (loss)	2,664	8,840
Change in net unrealized appreciation (depreciation)	(1,270)	(34,596)
Net increase (decrease) in net assets resulting from operations	79,843	46,154
Distributions to shareholders from net investment income	(78,385)	(71,790)
Distributions to shareholders from net realized gain	(640)	(9,634)
Total distributions	(79,025)	(81,424)
Share transactions - net increase (decrease)	117,860	164,345
Redemption fees	20	16
Total increase (decrease) in net assets	118,698	129,091

Net Assets
Beginning of period	1,942,106	1,813,015
End of period (including undistributed net investment income of $374 and undistributed net investment income of $308, respectively)	$ 2,060,804	$ 1,942,106

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.365	.060
Net realized and unrealized gain (loss)	.003	.051
Total from investment operations	.368	.111
Distributions from net investment income	(.365)	(.061)
Distributions from net realized gain	(.003)	(.040)
Total distributions	(.368)	(.101)
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 9.97	$ 9.97
Total Return B, C, D	3.77%	1.12%
Ratios to Average Net Assets F, I
Expenses before reductions	.63%	.61% A
Expenses net of fee waivers, if any	.63%	.61% A
Expenses net of all reductions	.50%	.60% A
Net investment income	3.71%	3.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,811	$ 101
Portfolio turnover rate G	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.358	.050
Net realized and unrealized gain (loss)	.004	.059
Total from investment operations	.362	.109
Distributions from net investment income	(.359)	(.059)
Distributions from net realized gain	(.003)	(.040)
Total distributions	(.362)	(.099)
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 9.97	$ 9.97
Total Return B, C, D	3.71%	1.10%
Ratios to Average Net Assets F, I
Expenses before reductions	.68%	.78% A
Expenses net of fee waivers, if any	.68%	.78% A
Expenses net of all reductions	.59%	.76% A
Net investment income	3.62%	3.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,408	$ 411
Portfolio turnover rate G	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.294	.047
Net realized and unrealized gain (loss)	.002	.051
Total from investment operations	.296	.098
Distributions from net investment income	(.293)	(.048)
Distributions from net realized gain	(.003)	(.040)
Total distributions	(.296)	(.088)
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 9.97	$ 9.97
Total Return B, C, D	3.02%	.99%
Ratios to Average Net Assets F, I
Expenses before reductions	1.35%	1.37% A
Expenses net of fee waivers, if any	1.35%	1.37% A
Expenses net of all reductions	1.25%	1.35% A
Net investment income	2.97%	2.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 304	$ 101
Portfolio turnover rate G	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.285	.046
Net realized and unrealized gain (loss)	.012	.051
Total from investment operations	.297	.097
Distributions from net investment income	(.284)	(.047)
Distributions from net realized gain	(.003)	(.040)
Total distributions	(.287)	(.087)
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 9.98	$ 9.97
Total Return B, C, D	3.03%	.98%
Ratios to Average Net Assets F, I
Expenses before reductions	1.43%	1.47% A
Expenses net of fee waivers, if any	1.43%	1.47% A
Expenses net of all reductions	1.34%	1.45% A
Net investment income	2.88%	2.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,365	$ 101
Portfolio turnover rate G	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Intermediate Municipal Income

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 10.15	$ 10.21	$ 10.23	$ 9.85
Income from Investment Operations
Net investment income B	.385	.385	.395	.410	.427
Net realized and unrealized gain (loss)	.002	(.131)	(.022)	.120	.444
Total from investment operations	.387	.254	.373	.530	.871
Distributions from net investment income	(.384)	(.384)	(.395)	(.410)	(.431)
Distributions from net realized gain	(.003)	(.050)	(.038)	(.140)	(.060)
Total distributions	(.387)	(.434)	(.433)	(.550)	(.491)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 9.97	$ 9.97	$ 10.15	$ 10.21	$ 10.23
Total Return A	3.97%	2.56%	3.74%	5.30%	9.02%
Ratios to Average Net Assets C, E
Expenses before reductions	.43%	.43%	.43%	.44%	.45%
Expenses net of fee waivers, if any	.43%	.42%	.43%	.44%	.45%
Expenses net of all reductions	.34%	.36%	.42%	.43%	.42%
Net investment income	3.88%	3.82%	3.89%	4.00%	4.24%
Supplemental Data
Net assets, end of period (in millions)	$ 2,026	$ 1,941	$ 1,813	$ 1,798	$ 1,758
Portfolio turnover rate D	24%	24%	26%	31%	31%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income D	.382	.061
Net realized and unrealized gain (loss)	.014	.052
Total from investment operations	.396	.113
Distributions from net investment income	(.383)	(.063)
Distributions from net realized gain	(.003)	(.040)
Total distributions	(.386)	(.103)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 9.98	$ 9.97
Total Return B, C	4.06%	1.14%
Ratios to Average Net Assets E, H
Expenses before reductions	.49%	.48% A
Expenses net of fee waivers, if any	.49%	.48% A
Expenses net of all reductions	.36%	.47% A
Net investment income	3.86%	3.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,548	$ 179
Portfolio turnover rate F	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2006

1. Significant Accounting Policies.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and income distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 43,283,475
Unrealized depreciation	(5,482,647)
Net unrealized appreciation (depreciation)	37,800,828
Undistributed ordinary income	209,823
Undistributed long-term capital gain	1,745,386

Cost for federal income tax purposes	$ 2,012,050,927

The tax character of distributions paid was as follows:

	December 31, 2006	December 31, 2005
Tax-exempt Income	$ 78,385,057	$ 71,790,352
Ordinary Income	-	390,914
Long-term Capital Gains	639,680	9,242,987
Total	$ 79,024,737	$ 81,424,253

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Annual Report

2. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $626,090,912 and $472,008,692, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annual management fee rate was .31% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 872	$ 187
Class T	0%	.25%	6,999	203
Class B	.65%	.25%	1,932	1,645
Class C	.75%	.25%	8,481	7,657
			$ 18,284	$ 9,692

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

On January 18, 2007, the Board of Trustees approved a change in Class A and Class T's front-end sales charge. Effective April 1, 2007, FDC will receive a front-end sales charge of up to 4.00% for selling Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,421
Class T	1,956
Class B*	988
Class C*	2,648
$ 8,013

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except for Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

	Amount	% of Average Net Assets
Class A	$ 792.14
Class T	2,475.09
Class B	246.11
Class C	729.09
Intermediate Municipal Income	1,720,843.09
Institutional Class	11,172.15
	$ 1,736,257

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4,501 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Intermediate Municipal Income's operating expenses. During the period, this reimbursement reduced the class' expenses by $36,850.

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $31,122 and $359,802, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 609
Class T	1,904
Class B	189
Class C	561
Intermediate Municipal Income	1,327,192
Institutional Class	8,595
$ 1,339,050

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

Annual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended December 31,
	2006	2005 A
From net investment income
Class A	$ 21,110	$ 616
Class T	100,820	768
Class B	6,314	487
Class C	24,255	470
Intermediate Municipal Income	77,944,342	71,787,076
Institutional Class	288,216	935
Total	$ 78,385,057	$ 71,790,352
From net realized gain
Class A	$ 367	$ 403
Class T	1,182	403
Class B	91	403
Class C	409	403
Intermediate Municipal Income	629,888	9,631,577
Institutional Class	7,743	712
Total	$ 639,680	$ 9,633,901

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended December 31,		Years ended December 31,
	2006	2005 A	2006	2005 A
Class A
Shares sold	173,427	10,040	$ 1,725,155	$ 100,000
Reinvestment of distributions	1,631	102	16,239	1,019
Shares redeemed	(3,616)	-	(35,605)	-
Net increase (decrease)	171,442	10,142	$ 1,705,789	$ 101,019

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

	Shares		Dollars
	Years ended December 31,		Years ended December 31,
	2006	2005 A	2006	2005 A
Class T
Shares sold	398,477	41,122	$ 3,958,313	$ 409,515
Reinvestment of distributions	9,307	107	92,469	1,069
Shares redeemed	(6,838)	-	(68,081)	-
Net increase (decrease)	400,946	41,229	$ 3,982,701	$ 410,584
Class B
Shares sold	32,080	10,040	$ 318,318	$ 100,000
Reinvestment of distributions	566	89	5,622	889
Shares redeemed	(12,297)	-	(122,210)	-
Net increase (decrease)	20,349	10,129	$ 201,730	$ 100,889
Class C
Shares sold	159,319	10,040	$ 1,585,622	$ 100,000
Reinvestment of distributions	1,510	88	14,988	873
Shares redeemed	(34,155)	-	(336,894)	-
Net increase (decrease)	126,674	10,128	$ 1,263,716	$ 100,873
Intermediate Municipal Income
Shares sold	56,726,510	54,794,604	$ 563,129,257	$ 551,450,776
Reinvestment of distributions	5,529,889	5,717,994	54,890,397	57,458,478
Shares redeemed	(53,763,407)	(44,359,637)	(533,657,302)	(445,457,502)
Net increase (decrease)	8,492,992	16,152,961	$ 84,362,352	$ 163,451,752
Institutional Class
Shares sold	2,676,982	17,755	$ 26,690,182	$ 177,000
Reinvestment of distributions	28,099	166	281,049	1,647
Shares redeemed	(62,846)	-	(626,878)	-
Net increase (decrease)	2,642,235	17,921	$ 26,344,353	$ 178,647

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Municipal Income Fund (a fund of Fidelity School Street Trust) at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Intermediate Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 13, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Each of the Trustees oversees 348 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1976

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-
present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity School Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Intermediate Municipal Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of Intermediate Municipal Income. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (58)

Year of Election or Appointment: 2005

Vice President of Intermediate Municipal Income. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of Intermediate Municipal Income. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Mark Sommer (46)

Year of Election or Appointment: 2006

Vice President of Intermediate Municipal Income. Mr. Sommer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Sommer worked as an analyst and manager.

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of Intermediate Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of Intermediate Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Intermediate Municipal Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Intermediate Municipal Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Intermediate Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Intermediate Municipal Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Intermediate Municipal Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Intermediate Municipal Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 1986 Assistant Treasurer of Intermediate Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of Intermediate Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of Intermediate Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Intermediate Municipal Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Intermediate Municipal Income. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Board of Trustees of Fidelity Intermediate Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Intermediate Municipal Income	02/05/07	02/02/07	$0.010

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2006, $2,385,066, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2006, 100% of the fund's income dividends was free from federal income tax, and 11.33% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

LIM-UANN-0207
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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Intermediate Municipal Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2006

Class A, Class T, Class B, and Class C are classes of Fidelity® Intermediate Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2006	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.75% sales charge) A	-1.16%	3.83%	4.66%
Class T (incl. 3.50% sales charge) B	0.08%	4.09%	4.79%
Class B (incl. contingent deferred sales charge) C	-1.98%	4.33%	5.08%
Class C (incl. contingent deferred sales charge) D	2.03%	4.67%	5.08%

A Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after October 31, 2005. The initial offering of Class A shares took place on October 31, 2005. Returns prior to October 31, 2005 are those of Intermediate Municipal Income, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to October 31, 2005 would have been lower.

B Class T shares bear a 0.25% 12b-1 fee that is reflected in returns after October 31, 2005. The initial offering of Class T shares took place on October 31, 2005. Returns prior to October 31, 2005 are those of Intermediate Municipal Income, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to October 31, 2005 would have been lower.

C Class B shares bear a 0.90% 12b-1 fee that is reflected in returns after October 31, 2005. The initial offering of Class B shares took place on October 31, 2005. Returns prior to October 31, 2005 are those of Intermediate Municipal Income, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to October 31, 2005 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 5%, 2% and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after October 31, 2005. The initial offering of Class C shares took place on October 31, 2005. Returns prior to October 31, 2005 are those of Intermediate Municipal Income, the original class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to October 31, 2005 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class T on December 31, 1996, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period. The initial class offering of Class T took place on October 31, 2005. See the previous page for additional information regarding the performance of Class T.

Annual Report

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor Intermediate Municipal Income Fund

Growing investor demand and a strong second-half rally helped municipal bonds post solid returns and take their place as one of the best performing investment-grade debt classes for the year ending December 31, 2006. Throughout roughly the first six months of the period, muni bond prices declined as the Federal Reserve Board raised short-term interest rates to return them to a more "neutral level" and fend off inflation. Beginning in mid-summer 2006, however, munis rebounded amid hopes that the Fed would pause its rate hike campaign. Those hopes were eventually actualized when the central bank left rates unchanged at its August, September, October and December Open Market Committee meetings. Demand - which was amplified by non-traditional investors such as hedge funds - increased substantially, as investors sought out munis for their attractive after-tax yields. Investors also were drawn to the fact that unlike long-term Treasury bonds, which generally yielded less than short-term Treasuries throughout much of the period, long-term rates for munis were higher than short rates, giving investors the opportunity to lock in attractive long-term yields. Against this backdrop, the Lehman Brothers® Municipal Bond Index - a performance measure of approximately 34,000 investment-grade, fixed-rate, tax-exempt bonds - returned 4.84%. In comparison, the overall taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 4.33%.

During the past year, the fund's Class A, Class T, Class B and Class C shares returned 3.77%, 3.71%, 3.02% and 3.03%, respectively (excluding sales charges). For the same one-year period, the Lehman Brothers 1-17 Year Municipal Bond Index gained 4.10%. The fund's performance relative to the index was helped by its overweighting in bonds that were prerefunded during the period, a process that helped boost the bonds' returns. My decision to overweight longer-term bonds also was a plus because they outpaced shorter-term securities due to strong investor demand for yield-enhanced securities. While I invested in bonds of various maturities, I kept the fund's duration - meaning its interest rate sensitivity - in line with the index, a strategy that neutralized the impact of overall interest rate movements on the fund's relative performance. Performance also was aided by an overweighting relative to the index in lower-quality investment-grade bonds. They, too, were the beneficiaries of investors' appetite for higher-yielding securities. Detracting from returns was an overweighted position in premium bonds, which sell above par - meaning face value - and which underperformed discount bonds, those that sell below par.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2006 to December 31, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1, 2006 to December 31, 2006
Class A
Actual	$ 1,000.00	$ 1,036.40	$ 3.23**
Hypothetical A	$ 1,000.00	$ 1,022.03	$ 3.21**
Class T
Actual	$ 1,000.00	$ 1,036.20	$ 3.49
Hypothetical A	$ 1,000.00	$ 1,021.78	$ 3.47
Class B
Actual	$ 1,000.00	$ 1,032.60	$ 7.02
Hypothetical A	$ 1,000.00	$ 1,018.30	$ 6.97
Class C
Actual	$ 1,000.00	$ 1,033.30	$ 7.33
Hypothetical A	$ 1,000.00	$ 1,018.00	$ 7.27
Intermediate Municipal Income
Actual	$ 1,000.00	$ 1,038.50	$ 2.21
Hypothetical A	$ 1,000.00	$ 1,023.04	$ 2.19
Institutional Class
Actual	$ 1,000.00	$ 1,038.30	$ 2.52
Hypothetical A	$ 1,000.00	$ 1,022.74	$ 2.50

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.63%**
Class T	.68%
Class B	1.37%
Class C	1.43%
Intermediate Municipal Income	.43%
Institutional Class	.49%

** If fees, effective April 1, 2007 had been in effect during the entire period, the annualized expense ratio would have been .73% and the expenses paid in the actual and hypothetical examples above would have been $3.75 and $3.72, respectively.

Annual Report

Investment Changes

Top Five States as of December 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
California	14.9	13.6
Texas	14.2	15.9
New York	12.5	9.8
Illinois	9.8	11.3
Washington	7.3	7.6
Top Five Sectors as of December 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.8	39.3
Electric Utilities	11.5	11.1
Special Tax	10.0	6.2
Transportation	9.6	10.2
Escrowed/Pre-Refunded	9.3	10.2
Average Years to Maturity as of December 31, 2006
		6 months ago
Years	9.2	8.7
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of December 31, 2006
6 months ago
Years	5.1	5.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2006	As of June 30, 2006
AAA 61.3%	AAA 63.3%
AA,A 30.3%	AA,A 26.1%
BBB 6.9%	BBB 6.6%
BB and Below 0.3%	BB and Below 0.1%
Not Rated 0.7%	Not Rated 1.8%
Short-Term Investments and Net Other Assets 0.5%	Short-Term Investments and Net Other Assets 2.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Investments December 31, 2006

Showing Percentage of Net Assets

Municipal Bonds - 99.5%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 1.0%
Auburn Univ. Gen. Fee Rev. Series A, 5.5% 6/1/12 (MBIA Insured)	$ 2,125	$ 2,279
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	1,200	1,226
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/10	1,295	1,341
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (e)	1,700	1,719
5.25% 10/1/08 (MBIA Insured) (e)	3,055	3,133
5.75% 10/1/09 (MBIA Insured) (e)	3,865	4,040
Jefferson County Ltd. Oblig. School Warrants Series A:
5.25% 1/1/15	2,000	2,168
5.5% 1/1/22	1,100	1,195
Jefferson County Swr. Rev. Series A, 5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (f)	2,920	3,022
		20,123
Alaska - 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8% 7/1/12 (AMBAC Insured) (e)	2,935	3,121
Arizona - 0.2%
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,100	1,138
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,577
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,149
		3,864
California - 14.9%
Cabrillo Cmnty. College District 5.25% 8/1/15 (MBIA Insured)	1,400	1,544
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Series Y:
5.25% 12/1/16 (FGIC Insured)	5,000	5,444
5.25% 12/1/18 (FGIC Insured)	5,000	5,415
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/12 (MBIA Insured)	4,000	4,315
5.5% 5/1/15 (AMBAC Insured)	2,600	2,848
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Econ. Recovery:
Series 2004 A:
5.25% 7/1/12	$ 1,210	$ 1,305
5.25% 7/1/13	7,000	7,621
Series A:
5% 7/1/15	15,200	16,452
5% 7/1/15 (MBIA Insured)	6,100	6,623
5.25% 1/1/11	700	742
5.25% 7/1/13 (MBIA Insured)	10,300	11,245
5.25% 7/1/14	15,400	16,907
5.25% 7/1/14 (FGIC Insured)	9,700	10,683
California Gen. Oblig.:
4.5% 2/1/09	2,800	2,850
5% 2/1/11	2,650	2,782
5% 3/1/15	3,000	3,244
5.125% 11/1/24	1,900	2,019
5.125% 2/1/26	1,200	1,272
5.25% 2/1/11	4,000	4,237
5.25% 3/1/12	2,210	2,369
5.25% 2/1/15	5,000	5,424
5.25% 2/1/16	8,500	9,221
5.25% 2/1/27 (MBIA Insured)	1,605	1,717
5.25% 4/1/27	1,000	1,069
5.25% 2/1/28	3,400	3,621
5.25% 11/1/29	1,200	1,280
5.25% 2/1/33	6,100	6,457
5.25% 12/1/33	6,755	7,202
5.25% 4/1/34	6,600	7,024
5.5% 3/1/11	8,500	9,094
5.5% 4/1/13 (AMBAC Insured)	1,000	1,102
5.5% 4/1/30	10,515	11,700
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	1,285	1,434
5.5% 11/1/33	21,355	23,384
5.625% 5/1/20	225	241
5.625% 5/1/20 (Pre-Refunded to 5/1/10 @ 101) (f)	775	831
5.75% 10/1/10	2,200	2,358
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (d)	3,000	3,175
California Hsg. Fin. Agcy. Home Mtg. Rev. Series 1983 A, 0% 2/1/15 (MBIA Insured)	19,346	10,181
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	$ 4,300	$ 4,607
(CA State Univ. Proj.) Series A, 5% 10/1/14 (FGIC Insured)	3,405	3,689
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,600	6,198
Series 2005 K, 5% 11/1/16	7,195	7,764
5% 11/1/14 (FGIC Insured)	5,000	5,424
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	1,300	1,297
(Kaiser Permanente Health Sys. Proj.):
Series 2001 A, 2.55%, tender 1/4/07 (d)	1,600	1,600
Series 2004 G, 2.3%, tender 5/1/07 (d)	4,000	3,976
Commerce Refuse To Energy Auth. Rev. 5.5% 7/1/12 (MBIA Insured)	2,290	2,492
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	1,900	1,953
0% 1/15/27 (a)	1,000	919
5% 1/15/16 (MBIA Insured)	1,000	1,049
5.75% 1/15/40	1,600	1,663
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39	2,000	2,291
Series 2003 B, 5.75% 6/1/23 (Pre-Refunded to 6/1/08 @ 100) (f)	1,300	1,338
Series B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	3,000	3,302
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.) 5% 9/1/18 (AMBAC Insured)	1,425	1,536
Los Angeles Dept. Arpt. Rev. Series A, 5.25% 5/15/19 (FGIC Insured)	2,500	2,677
Los Angeles Reg'l. Arpt. Impt. Rev.:
(LAX Fuel Corp. Proj.):
5% 1/1/10 (FSA Insured) (e)	1,660	1,702
5% 1/1/11 (FSA Insured) (e)	1,740	1,801
5% 1/1/12 (FSA Insured) (e)	1,835	1,912
5% 1/1/08 (FSA Insured) (e)	1,510	1,529
Los Angeles Unified School District Series F, 5% 7/1/15 (FSA Insured)	4,000	4,307
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (f)	2,680	2,990
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
North City West School Facilities Fing. Auth. Spl. Tax Subseries C, 5% 9/1/12 (AMBAC Insured)	$ 2,140	$ 2,285
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,167
San Diego County Ctfs. of Prtn.:
5% 10/1/08	1,470	1,501
5.25% 10/1/10	1,620	1,699
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A 5% 5/1/13 (MBIA Insured) (e)	1,340	1,413
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,620	2,994
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	736
Univ. of California Revs. Series K:
5% 5/15/14 (MBIA Insured) (c)	3,000	3,229
5% 5/15/16 (MBIA Insured) (c)	6,880	7,453
		307,925
Colorado - 1.4%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (f)	5,000	4,028
Adams County School District #172 5.5% 2/1/16 (FGIC Insured)	2,575	2,800
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series B, 5% 11/1/17 (MBIA Insured)	1,000	1,080
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series E:
5% 11/15/12	2,190	2,305
5% 11/15/14	1,165	1,240
Series F:
5% 11/15/13	1,285	1,361
5% 11/15/14	1,355	1,443
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/16 (Radian Asset Assurance Ltd. Insured)	1,990	2,188
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (f)	2,550	2,903
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (f)	3,475	2,217
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,000	1,134
5.75% 12/15/22 (FGIC Insured)	1,000	1,131
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (Pre-Refunded to 9/1/10 @ 102) (f)	$ 3,200	$ 3,488
Series B, 0% 9/1/15 (MBIA Insured)	1,400	984
		28,302
District Of Columbia - 0.9%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,117
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,375
Series A:
5.25% 6/1/10 (FSA Insured)	1,000	1,049
5.25% 6/1/10 (MBIA Insured)	1,980	2,041
Series B, 0% 6/1/12 (MBIA Insured)	3,400	2,736
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,376
Metropolitan Washington Arpt. Auth. Gen. Arpt. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (e)	3,475	3,597
5.25% 10/1/10 (MBIA Insured) (e)	2,780	2,876
		18,167
Florida - 4.9%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) 6% 11/15/09 (Escrowed to Maturity) (f)	555	575
Broward County School Board Ctfs. of Prtn. 5.25% 7/1/20 (MBIA Insured)	1,000	1,072
Clay County School Board Ctfs. of Prtn. Series B, 5% 7/1/16 (MBIA Insured)	1,385	1,487
Flagler County School Board Ctfs. Series A, 5% 8/1/16 (FSA Insured)	2,105	2,260
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	2,690	2,890
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,720
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.) Series A, 5% 7/1/33	700	740
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) Series 06G, 5% 11/15/12	1,000	1,053
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys. Proj.) Series 06G, 5% 11/15/13	$ 1,600	$ 1,696
(Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series B, 5% 11/15/17	1,200	1,269
3.95%, tender 9/1/12 (d)	7,550	7,523
5%, tender 11/16/09 (d)	5,000	5,144
5.25% 11/15/11 (Pre-Refunded to 11/15/08 @ 101) (f)	3,735	3,879
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 4%, tender 8/1/07 (d)	18,000	17,978
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.):
5% 11/15/12	1,340	1,412
5% 11/15/14	2,485	2,649
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (e)	1,000	1,033
Miami Gen. Oblig. (Homeland Defense/Neighborhood Cap. Impt. Proj.) Series 2002, 5.5% 1/1/16 (MBIA Insured)	1,495	1,613
Miami-Dade County School Board Ctfs. of Prtn.:
Series A:
5% 8/1/14 (AMBAC Insured) (c)	2,700	2,856
5% 8/1/15 (AMBAC Insured) (c)	5,990	6,361
5%, tender 5/1/11 (MBIA Insured) (d)	1,400	1,464
Orange County School Board Ctfs. of Prtn. Series A:
0% 8/1/13 (MBIA Insured)	2,365	1,832
5.375% 8/1/22 (Pre-Refunded to 8/1/07 @ 101) (f)	4,530	4,623
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/14 (FSA Insured)	3,535	3,781
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (AMBAC Insured) (e)	2,000	2,104
Reedy Creek Impt. District Utils. Rev. Series 2, 5.25% 10/1/12 (MBIA Insured)	15,125	16,343
Saint Lucie County School Board Ctfs. of Prtn. 5% 7/1/17 (FSA Insured)	1,410	1,509
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/12 (MBIA Insured)	1,020	1,083
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 5% 8/1/08 (FSA Insured)	1,700	1,733
		101,682
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - 1.2%
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (e)	$ 1,620	$ 1,676
Series A, 5.375% 1/1/12 (FSA Insured) (e)	4,000	4,269
Series F, 5.25% 1/1/13 (FSA Insured) (e)	1,200	1,284
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	3,570	3,877
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/10 (FSA Insured)	3,370	3,492
Georgia Gen. Oblig. Series 1993 A, 7.45% 1/1/09	2,880	3,091
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,025	4,689
Series 2005 V:
6.6% 1/1/18 (f)	35	42
6.6% 1/1/18 (MBIA Insured)	1,550	1,826
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,645	875
		25,121
Hawaii - 0.2%
Hawaii Arpt. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (e)	3,700	4,187
Illinois - 9.8%
Chicago Board of Ed.:
(Westinghouse High School Proj.) Series C:
5.25% 12/1/15 (MBIA Insured)	2,150	2,382
5.5% 12/1/23 (MBIA Insured)	1,000	1,116
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	804
Series A, 0% 12/1/16 (FGIC Insured)	1,000	668
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	4,100	2,836
(Neighborhoods Alive Proj.) 5% 1/1/33 (AMBAC Insured)	1,600	1,676
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	1,100	1,179
Series A:
5% 1/1/34 (FSA Insured)	4,900	5,144
5.25% 1/1/22 (MBIA Insured)	1,000	1,071
5.25% 1/1/33 (MBIA Insured)	2,930	3,082
5.25% 1/1/33 (Pre-Refunded to 1/1/11 @ 101) (f)	70	75
Series A2, 6% 1/1/11 (AMBAC Insured)	1,350	1,462
Series C, 5% 1/1/35 (MBIA Insured)	1,600	1,679
Chicago Midway Arpt. Rev. Series B:
6% 1/1/09 (MBIA Insured) (e)	2,000	2,024
6.125% 1/1/12 (MBIA Insured) (e)	2,740	2,773
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (e)	$ 10,000	$ 10,543
Series A:
5% 1/1/12 (MBIA Insured)	1,100	1,163
5.5% 1/1/10 (AMBAC Insured) (e)	1,350	1,411
6.25% 1/1/08 (AMBAC Insured) (e)	8,815	9,008
5.5% 1/1/09 (AMBAC Insured) (e)	4,400	4,540
Chicago Park District Series A:
5.25% 1/1/21 (FGIC Insured)	1,765	1,898
5.5% 1/1/18 (FGIC Insured)	370	393
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	2,200	2,379
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Escrowed to Maturity) (f)	1,000	1,064
5.5% 1/1/12 (Escrowed to Maturity) (f)	1,470	1,578
Cook County Cmnty. Consolidated School District #21, Wheeling:
0% 12/1/13 (Escrowed to Maturity) (f)	2,500	1,905
0% 12/1/18 (Escrowed to Maturity) (f)	3,900	2,383
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	2,822
Cook County Gen. Oblig. Series B, 5.25% 11/15/28 (MBIA Insured)	600	650
Cook County High School District #201 J. Sterling Morton Tpk. 0% 12/1/11 (FGIC Insured)	4,275	3,545
DuPage County Forest Preserve District Rev.:
0% 11/1/09	4,000	3,591
0% 11/1/17	2,700	1,724
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (d)(e)	2,200	2,180
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. 5.5% 5/1/13 (FGIC Insured)	1,000	1,099
Hodgkins Tax Increment Rev. 5% 1/1/12	1,095	1,139
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,093
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,671
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2000, 5.85% 2/1/07 (e)	2,500	2,502
Illinois Edl. Facilities Auth. Revs.:
(Northwestern Univ. Proj.) 5% 12/1/38	2,600	2,714
(Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (d)	5,600	5,579
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Edl. Facilities Auth. Revs.: - continued
(Univ. of Chicago Proj.):
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (f)	$ 2,490	$ 2,666
Series B:
3.1%, tender 7/1/07 (d)(f)	5	5
3.1%, tender 7/1/07 (d)	3,595	3,585
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	1,400	1,435
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.):
5% 10/1/09	1,000	1,027
5% 10/1/10	1,235	1,280
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	3,006
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	1,000	1,078
5.375% 7/1/15 (MBIA Insured)	1,300	1,409
5.5% 8/1/10	1,400	1,483
5.5% 4/1/16 (FSA Insured)	1,000	1,084
5.5% 2/1/18 (FGIC Insured)	1,000	1,080
5.5% 8/1/19 (MBIA Insured)	1,250	1,358
5.5% 4/1/17 (MBIA Insured)	2,600	2,737
5.6% 4/1/21 (MBIA Insured)	2,800	2,949
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09	1,040	1,057
7% 5/15/22	5,000	5,457
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,765
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	2,755	3,081
Illinois Sales Tax Rev.:
Series W, 5% 6/15/13	3,430	3,467
6% 6/15/20	1,600	1,710
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (FSA Insured)	7,600	8,078
Kane & DeKalb Counties Cmnty. Unit School District #302 5.8% 2/1/22 (FGIC Insured)	1,500	1,680
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 0% 12/1/18 (AMBAC Insured)	4,555	2,770
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	5,300	2,929
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	$ 5,590	$ 4,269
0% 12/1/14 (FSA Insured)	5,180	3,781
0% 12/1/15 (FSA Insured)	3,810	2,663
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,115
0% 12/1/10 (FSA Insured)	3,380	2,912
Lake County Warren Township High School District #121, Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,690
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	7,100	7,800
Series A:
0% 6/15/11 (Escrowed to Maturity) (f)	7,780	6,558
0% 6/15/16 (FGIC Insured)	2,050	1,396
0% 6/15/17 (FGIC Insured)	3,240	2,107
0% 6/15/20 (FGIC Insured)	1,400	789
Series 2002 A, 0% 6/15/14 (FGIC Insured)	4,135	3,074
Series A, 5% 12/15/28 (MBIA Insured)	1,000	1,048
Univ. of Illinois Auxiliary Facilities Sys. Rev. (UIC South Campus Dev. Proj.) 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (f)	1,000	1,059
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,300	1,369
Will County Cmnty. Unit School District #365, Valley View 0% 11/1/17 (FSA Insured)	1,300	832
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	730
		201,913
Indiana - 4.5%
Avon 2000 Cmnty. School Bldg. Corp. 5% 1/15/18 (FSA Insured)	1,475	1,590
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,228
5% 1/10/14 (FSA Insured)	1,180	1,271
5% 7/10/14 (FSA Insured)	1,215	1,313
Clark-Pleasant 2004 School Bldg. Corp. 5.25% 7/15/21 (FSA Insured)	1,405	1,521
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Columbus Repair and Renovation School Bldg. Corp.:
5% 7/15/16 (MBIA Insured)	$ 1,640	$ 1,778
5% 7/15/17 (MBIA Insured)	1,720	1,859
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	6,850	4,294
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	1,030	1,080
5% 1/15/12 (MBIA Insured)	1,295	1,372
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/15 (MBIA Insured)	1,700	1,849
GCS School Bldg. Corp. One:
5% 7/15/16 (FSA Insured)	1,170	1,260
5.5% 7/15/12 (FSA Insured)	1,280	1,395
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,876
Hamilton Heights School Bldg. Corp.:
5.25% 7/15/15 (FSA Insured)	1,010	1,113
5.25% 7/15/16 (FSA Insured)	2,095	2,322
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	7,680	9,597
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (d)(e)	1,250	1,275
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (FGIC Insured)	1,150	1,214
Indiana Trans. Fin. Auth. Hwy.:
Series 1993 A:
0% 12/1/17 (AMBAC Insured)	1,470	935
0% 6/1/18 (AMBAC Insured)	1,740	1,081
Series A, 0% 6/1/17 (AMBAC Insured)	3,000	1,950
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.):
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (e)	1,110	1,188
Series I:
5% 1/1/09 (MBIA Insured) (e)	1,600	1,636
5.25% 1/1/10 (MBIA Insured) (e)	3,545	3,681
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,068
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	5,000	5,419
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (FGIC Insured)	1,090	1,190
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured)	2,210	2,331
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Perry Township Multi-School Bldg. Corp. 5.25% 1/10/14 (FSA Insured)	$ 2,075	$ 2,253
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	9,000	9,619
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (MBIA Insured)	1,530	1,669
5.25% 7/15/27 (MBIA Insured)	1,310	1,416
Rockport Poll. Cont. Rev.:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	2,000	2,035
4.9%, tender 6/1/07 (d)	5,005	5,022
South Harrison School Bldg. Corp. Series A, 5.5% 7/15/20 (FSA Insured)	2,550	2,846
Southmont School Bldg. Corp.:
5% 1/15/14 (FGIC Insured)	1,690	1,807
5% 7/15/17 (FGIC Insured)	2,000	2,119
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. 5% 7/15/15 (FSA Insured)	1,455	1,582
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 1/15/12 (FSA Insured)	1,005	1,065
		93,119
Iowa - 0.2%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	3,000	3,176
Kansas - 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (d)	2,800	2,819
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,298
5.25% 12/1/11 (MBIA Insured)	1,805	1,860
Series II, 5.5% 11/1/19	1,000	1,094
5.5% 11/1/20	1,000	1,095
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,672
		10,838
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (e)	$ 1,645	$ 1,699
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series C, 5.5% 7/1/12 (FSA Insured) (e)	2,250	2,423
		4,122
Louisiana - 0.8%
Caddo Parish School District Series A:
5.25% 3/1/15 (FSA Insured)	1,070	1,178
5.25% 3/1/16 (FSA Insured)	1,290	1,429
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,059
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (AMBAC Insured)	2,700	2,873
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (d)	3,300	3,310
Louisiana State Citizens Property Ins. Corp. Assessment Rev. Series B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,471
New Orleans Gen. Oblig. 0% 9/1/13 (AMBAC Insured)	1,400	1,062
		16,382
Maine - 0.1%
Maine Tpk. Auth. Tpk. Rev. Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (f)	1,810	1,948
Maryland - 0.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Johns Hopkins Health Sys. Proj.) Series B, 5% 5/15/35	1,300	1,375
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series A, 5.125% 4/1/23	3,000	3,178
		4,553
Massachusetts - 3.0%
Massachusetts Bay Trans. Auth. Series A, 5.75% 7/1/18	260	277
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A:
5% 1/1/12	715	753
5% 1/1/13	750	796
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,427
6.375% 8/1/15	2,460	2,670
6.375% 8/1/16	2,570	2,791
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (d)(e)	$ 3,000	$ 3,205
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,291
5.75% 6/15/13	3,000	3,227
Massachusetts Gen. Oblig.:
Series 6D, 5% 8/1/22	700	755
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,000	2,157
Series D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (f)	1,800	1,931
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (f)	5,900	6,415
Series E:
5% 11/1/23 (AMBAC Insured)	16,600	17,881
5% 11/1/24 (AMBAC Insured)	1,900	2,047
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (e)	1,000	1,057
5.5% 1/1/14 (AMBAC Insured) (e)	1,000	1,055
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	4,247
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	3,950	4,145
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	25	26
		61,153
Michigan - 3.3%
Clarkston Cmnty. Schools 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (f)	1,000	1,094
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	3,355	3,598
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,115
5% 9/30/12 (MBIA Insured)	1,500	1,602
Detroit Gen. Oblig.:
Series A, 5% 4/1/08 (FSA Insured)	6,600	6,703
Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,449
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (d)	10,000	10,241
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Detroit Swr. Disp. Rev.: - continued
4.191% 7/1/32 (FSA Insured) (d)	$ 5,800	$ 5,809
Detroit Wtr. Supply Sys. Rev. 5.25% 7/1/14 (MBIA Insured)	2,600	2,846
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC Insured) (Pre-Refunded to 5/1/07 @ 39.31) (f)	7,800	3,032
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (f)	1,000	1,067
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (e)	8,915	9,114
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,073
5.5% 3/1/17	1,885	2,023
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	8,000	8,193
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed to Maturity) (f)	1,195	1,210
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	1,915	2,043
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (e)	1,500	1,584
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025	1,112
		66,908
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/09	1,250	1,292
5.625% 12/1/22	575	621
Osseo Independent School District #279 Series B, 5% 2/1/13	2,445	2,539
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	5,910	6,099
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/12	400	417
5% 5/15/13	395	414
5% 5/15/14	250	263
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,528
		13,173
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (d)(e)	$ 1,275	$ 1,279
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (e)	3,800	3,953
Mississippi Hosp. Equip. & Facilities Auth. (South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/11	1,305	1,357
		6,589
Missouri - 1.1%
Bi-State Dev. Agcy. Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (d)	8,400	8,452
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/13	1,000	1,045
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn.:
(Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (f)	1,000	1,094
5% 9/1/16 (FSA Insured)	2,030	2,182
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,159
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,475
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (f)	2,370	2,548
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,097
(Convention Ctr. Proj.) 5.25% 7/15/13 (AMBAC Insured)	1,880	2,041
		23,093
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (d)	4,200	4,290
Nevada - 0.4%
Clark County Arpt. Rev. Series C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,605
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	1,172
Clark County School District Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (f)	1,000	1,085
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nevada - continued
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	$ 2,300	$ 2,474
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	2,801
		9,137
New Hampshire - 0.3%
Manchester School Facilities Rev. 5.5% 6/1/20 (Pre-Refunded to 6/1/13 @ 100) (f)	1,150	1,269
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(e)	2,400	2,362
3.5%, tender 2/1/09 (d)(e)	2,600	2,570
		6,201
New Jersey - 2.7%
Camden County Impt. Auth. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/10	1,925	1,982
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured)	1,200	1,248
New Jersey Econ. Dev. Auth. Rev. Series 2005 O:
5.125% 3/1/28	2,000	2,138
5.25% 3/1/15	3,000	3,283
5.25% 3/1/21 (MBIA Insured)	1,200	1,307
5.25% 3/1/23	1,500	1,624
5.25% 3/1/25	4,200	4,538
5.25% 3/1/26	4,700	5,078
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	2,610	2,783
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/16 (MBIA Insured)	5,000	5,553
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	4,825	4,826
5.75% 6/1/32	4,790	5,130
6.125% 6/1/24	6,400	6,924
6.375% 6/1/32	2,755	3,090
6.75% 6/1/39	3,735	4,267
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	2,000	2,224
		55,995
New Mexico - 0.4%
Albuquerque Arpt. Rev. 6.5% 7/1/07 (AMBAC Insured) (e)	1,400	1,419
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Mexico - continued
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (d)	$ 2,410	$ 2,391
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (e)	2,000	2,042
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr. Series IV A1, 7.05% 3/1/10 (e)	2,075	2,189
		8,041
New York - 12.5%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	4,740	5,272
5.75% 5/1/22 (FSA Insured)	2,240	2,445
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,273
5.75% 5/1/25 (FSA Insured)	1,715	1,922
5.75% 5/1/19 (FSA Insured)	5,590	6,311
5.75% 5/1/22 (FSA Insured)	8,525	9,590
Long Island Pwr. Auth. N.Y. Elec. Sys. Rev. Series B:
5% 6/1/10	2,600	2,705
5% 6/1/11	1,075	1,130
Metropolitan Trans. Auth. Rev.:
Series 2005 C:
5% 11/15/16	1,000	1,087
5.25% 11/15/14	1,000	1,094
Series F, 5.25% 11/15/27 (Pre-Refunded to 11/15/12 @ 100) (f)	1,400	1,522
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	2,495	2,611
Series A, 5.5% 1/1/20 (MBIA Insured)	1,600	1,743
Series B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,090
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,700	1,895
Series 2000 A, 6.5% 5/15/11	365	400
Series 2002 C, 5.5% 8/1/13	2,000	2,183
Series 2003 I, 5.75% 3/1/16 (Pre-Refunded to 3/1/13 @ 100) (f)	2,100	2,345
Series 2005 G, 5% 8/1/14	6,500	6,987
Series 2005 J, 5% 3/1/12	3,020	3,194
Series 2005 K, 5% 8/1/11	6,000	6,312
Series A, 5.25% 11/1/14 (MBIA Insured)	600	647
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series G, 5.25% 8/1/14 (AMBAC Insured)	$ 1,000	$ 1,068
Series J, 5.5% 6/1/19	2,900	3,166
Subseries 2005 F1, 5.25% 9/1/14	3,600	3,931
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/07 (e)	1,810	1,810
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series D, 5% 6/15/39	1,600	1,687
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,400	3,687
5.75% 7/1/13 (AMBAC Insured)	1,100	1,196
Series C, 7.5% 7/1/10	4,210	4,486
(Long Island Jewish Med. Ctr. Proj.) 5.25% 7/1/11 (MBIA Insured)	1,200	1,240
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12 (FGIC Insured)	9,000	9,536
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	320	321
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (MBIA Insured)	5,500	5,999
Series 2003 A, 5% 3/15/09	3,000	3,092
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	1,100	1,128
4.875% 6/15/20	2,200	2,254
5% 6/15/15	775	797
New York State Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27 (FSA Insured)	5,000	5,476
Series G, 5% 1/1/32 (FSA Insured)	1,300	1,381
New York State Urban Dev. Corp. Rev. (Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,803
New York Transitional Fin. Auth. Rev.:
Series A:
5.5% 11/1/26 (b)	4,490	4,821
5.75% 2/15/16	30	32
6% 11/1/28 (b)	40,925	44,822
Series B, 5.25% 2/1/29 (b)	3,800	4,005
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	7,875	8,382
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	$ 3,745	$ 3,860
Series A1:
5% 6/1/11	1,540	1,542
5.25% 6/1/21 (AMBAC Insured)	2,200	2,364
5.25% 6/1/22 (AMBAC Insured)	3,450	3,708
5.5% 6/1/14	3,200	3,332
5.5% 6/1/15	9,900	10,456
5.5% 6/1/16	16,800	17,721
5.5% 6/1/17	1,900	2,028
Series C1:
5.5% 6/1/14	3,900	4,061
5.5% 6/1/15	4,900	5,175
5.5% 6/1/16	1,600	1,711
5.5% 6/1/17	4,950	5,284
5.5% 6/1/18	5,165	5,575
5.5% 6/1/19	4,700	5,123
5.5% 6/1/20	800	871
5.5% 6/1/22	600	652
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 5.125% 1/1/22	2,000	2,115
		257,456
New York & New Jersey - 0.7%
Port Auth. of New York & New Jersey:
120th Series, 5.75% 10/15/13 (MBIA Insured) (e)	7,220	7,393
124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,215	1,245
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (e)	4,100	4,654
		13,292
North Carolina - 1.1%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,718
5.25% 6/1/20 (AMBAC Insured)	1,520	1,645
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	1,400	1,524
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	900	930
Series A:
5.5% 1/1/11	1,590	1,675
5.75% 1/1/26	1,000	1,054
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.: - continued
Series B, 6.125% 1/1/09	$ 2,220	$ 2,313
Series C:
5.25% 1/1/10	2,630	2,723
5.5% 1/1/07	1,000	1,000
Series D:
5.375% 1/1/10	3,360	3,491
6% 1/1/09	2,430	2,474
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/17	2,500	2,661
		23,208
North Dakota - 0.3%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,996
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5% 7/1/12	1,000	1,043
5% 7/1/14	1,000	1,053
		6,092
Ohio - 0.6%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/12	1,690	1,759
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (f)	2,000	2,165
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (f)	1,060	1,148
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (f)	2,600	2,784
Ohio Air Quality Dev. Auth. Rev. Series 2002 A, 4.2%, tender 1/2/07 (d)	1,000	1,000
Ohio Gen. Oblig. Series 2003 D, 2.45%, tender 9/14/07 (d)	1,350	1,337
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (f)	975	1,063
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	$ 500	$ 544
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (f)	1,000	1,105
		12,932
Oklahoma - 1.0%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	1,000	827
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,160
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	3,360	3,703
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (Escrowed to Maturity) (f)	3,035	3,126
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	2,165	2,423
5.5% 10/1/20 (FGIC Insured)	1,550	1,731
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,773
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.):
5% 12/15/13	1,000	1,063
5% 12/15/14	850	909
		20,715
Oregon - 0.2%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B, 5% 5/1/09 (FSA Insured)	720	742
Tri-County Metropolitan Trans. District Rev. Series A:
5.75% 8/1/14 (Pre-Refunded to 8/1/10 @ 100) (f)	1,520	1,625
5.75% 8/1/17 (Pre-Refunded to 8/1/10 @ 100) (f)	1,950	2,085
		4,452
Pennsylvania - 2.8%
Allegheny County Arpt. Rev.:
(Pittsburg Int'l. Arpt. Proj.) Series 97A, 5.75% 1/1/13 (MBIA Insured) (e)	3,500	3,816
(Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (MBIA Insured) (e)	1,210	1,306
Allegheny County Hosp. Dev. Auth. Rev. (UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,353
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Annville-Cleona School District 5.5% 3/1/23 (FSA Insured)	$ 1,300	$ 1,449
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,494
Central Dauphin School District Gen. Oblig. 7% 2/1/27 (Pre-Refunded to 2/1/16 @ 100) (f)	1,000	1,248
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (d)(e)	5,665	5,555
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series A:
5% 12/15/12	1,120	1,171
5% 12/15/13	1,155	1,214
Series B, 5% 12/15/13	3,115	3,273
(Crozer-Chester Med. Ctr. Proj.) 5.75% 12/15/13	1,165	1,265
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,000	2,563
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured)	3,930	4,761
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (e)	1,300	1,398
6.5% 11/1/16 (e)	1,100	1,200
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (d)(e)	2,300	2,301
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,376
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625% 6/1/12 (FGIC Insured)	2,500	2,723
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) 4th Series, 5.25% 8/1/16 (FSA Insured)	2,355	2,543
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,056
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,360	3,579
Philadelphia School District Series B, 5% 4/1/11 (AMBAC Insured)	2,100	2,204
Pittsburgh Gen. Oblig. Series B, 5.25% 9/1/15 (FSA Insured)	3,000	3,302
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	$ 1,670	$ 1,716
West Allegheny School District Series B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,457
		58,323
Puerto Rico - 0.3%
Puerto Rico Govt. Dev. Bank 5% 12/1/10	6,000	6,237
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Lifespan Corp. Proj.) Series A, 5% 5/15/14 (FSA Insured)	2,000	2,141
South Carolina - 1.2%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5.25% 8/15/11	1,765	1,846
Columbia Gen. Oblig. Ctfs. Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,500
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC Insured)	1,565	1,646
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,775
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/10	680	709
Scago Edl. Facilities Corp. for Colleton School District:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	805
5% 12/1/19	2,040	2,176
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (f)	5,500	6,266
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,109
Series A:
5.5% 1/1/14 (FGIC Insured)	1,300	1,440
5.5% 1/1/16 (FGIC Insured)	2,705	3,050
		25,322
South Dakota - 0.3%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (f)	2,000	2,136
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Dakota - continued
Minnehaha County Gen. Oblig.: - continued
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (f)	$ 2,115	$ 2,255
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (f)	2,350	2,503
		6,894
Tennessee - 1.4%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/10	5,000	5,201
5% 12/15/11	3,285	3,448
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	1,240	1,352
6.25% 1/1/13 (MBIA Insured)	1,700	1,915
7.25% 1/1/10 (MBIA Insured)	8,000	8,762
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,834
5% 9/1/11 (MBIA Insured)	1,835	1,931
5% 9/1/13 (MBIA Insured)	2,010	2,148
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,100	1,135
		27,726
Texas - 14.2%
Alvin Independent School District Series A, 5.25% 2/15/17	1,015	1,106
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series B, 0% 2/1/22 (AMBAC Insured)	1,335	698
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 B, 6% 1/1/16	1,750	1,902
Series B:
6% 1/1/18	1,000	1,088
6% 1/1/19	1,335	1,448
Austin Independent School District 5.25% 8/1/11	3,515	3,745
Austin Util. Sys. Rev.:
Series A, 0% 11/15/10 (MBIA Insured)	5,200	4,488
0% 11/15/12 (AMBAC Insured)	5,645	4,506
0% 5/15/17 (FGIC Insured)	1,900	1,244
Austin Wtr. & Wastewtr. Sys. Rev.:
Series A, 5% 5/15/31 (AMBAC Insured)	2,100	2,219
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Austin Wtr. & Wastewtr. Sys. Rev.: - continued
5% 11/15/10 (MBIA Insured)	$ 1,735	$ 1,815
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	188
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (f)	1,190	1,289
5.375% 5/1/16 (FSA Insured)	185	199
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (f)	1,240	1,343
5.375% 5/1/17 (FSA Insured)	195	209
Birdville Independent School District:
0% 2/15/12	4,150	3,401
5% 2/15/10	1,200	1,247
Boerne Independent School District 5.25% 2/1/35	1,300	1,383
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,610
Cedar Hill Independent School District 0% 8/15/07	1,270	1,241
Clint Independent School District 5.5% 8/15/18	1,000	1,090
Comal Independent School District (School Bldg. Proj.) 5% 2/1/33	1,500	1,569
Corpus Christi Gen. Oblig. 5% 3/1/10 (AMBAC Insured)	1,565	1,626
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,515
5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,500	1,646
Dallas County Gen. Oblig. Series A, 0% 8/15/07	3,605	3,526
Dallas Independent School District Series 2005, 5.25% 8/15/11	2,000	2,132
Del Valle Independent School District:
5% 2/1/15	2,015	2,162
5% 2/1/16	2,195	2,350
5.5% 2/1/11	1,350	1,442
Denton County Gen. Oblig. 5% 7/15/14 (FSA Insured)	3,570	3,820
Denton Independent School District 5% 8/15/33	5,300	5,499
DeSoto Independent School District 0% 8/15/18	2,195	1,342
Fort Worth Independent School District 5% 2/15/12	1,500	1,591
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA Insured)	2,000	2,097
Gainesville Independent School District 5.25% 2/15/36	1,000	1,083
Garland Independent School District:
Series A, 5% 2/15/10	1,000	1,039
5.5% 2/15/12	2,180	2,298
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured)	$ 1,170	$ 1,260
Harlandale Independent School District:
5.5% 8/15/35	15	16
5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (f)	1,385	1,472
Harris County Gen. Oblig.:
(Toll Road Proj.) 0% 10/1/14 (MBIA Insured)	8,530	6,287
Series A, 5.25% 8/15/35 (FSA Insured)	4,600	4,844
0% 10/1/16 (MBIA Insured)	6,180	4,174
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A:
5.625% 2/15/14 (Pre-Refunded to 8/15/11 @ 100) (f)	2,500	2,705
5.625% 2/15/15 (Pre-Refunded to 8/15/11 @ 100) (f)	2,680	2,899
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.):
5.5% 3/1/15 (FGIC Insured)	1,000	1,085
5.5% 3/1/18 (FGIC Insured)	1,140	1,233
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (e)	3,300	3,325
Series B, 5.5% 7/1/30 (FSA Insured)	3,900	4,121
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	259
Houston Independent School District:
Series A, 0% 8/15/11	13,740	11,497
0% 8/15/10 (AMBAC Insured)	2,200	1,917
0% 8/15/15	2,000	1,414
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,240
0% 12/1/11 (AMBAC Insured)	8,250	6,842
Humble Independent School District:
0% 2/15/10	2,320	2,060
0% 2/15/16	1,250	867
0% 2/15/17	1,400	927
Irving Independent School District Series A, 0% 2/15/16	1,035	711
Keller Independent School District:
Series 1996 A, 0% 8/15/17	1,020	658
Series A, 0% 8/15/12	1,590	1,278
Klein Independent School District Series A:
5% 8/1/13	1,455	1,561
5% 8/1/14	5,110	5,517
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
La Joya Independent School District 5.75% 2/15/17 (Pre-Refunded to 2/15/10 @ 100) (f)	$ 2,200	$ 2,337
Lamar Consolidated Independent School District 5.25% 2/15/14	305	310
Laredo Gen. Oblig. 5.125% 8/15/11 (FGIC Insured)	2,225	2,304
Lewisville Independent School District 0% 8/15/08	5,000	4,722
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	3,400	3,680
Lower Colorado River Auth. Rev. 0% 1/1/09 (Escrowed to Maturity) (f)	615	571
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/21 (AMBAC Insured)	2,405	2,583
Mansfield Independent School District:
5.5% 2/15/13	230	246
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,345	1,440
5.5% 2/15/14	330	352
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (f)	1,950	2,088
5.5% 2/15/15	2,270	2,448
5.5% 2/15/16	3,450	3,721
5.5% 2/15/18	145	154
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (f)	855	916
5.5% 2/15/19	2,530	2,693
Mesquite Independent School District:
3.65%, tender 12/1/08 (Liquidity Facility JPMorgan Chase Bank) (d)(f)	2,700	2,700
5.375% 8/15/11	430	442
Midway Independent School District 0% 8/15/19	1,400	820
Montgomery County Gen. Oblig. Series A:
5.625% 3/1/19 (FSA Insured)	520	567
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (f)	3,480	3,802
Mount Pleasant Independent School District 5.5% 2/15/17 (Pre-Refunded to 8/15/11 @ 100) (f)	1,010	1,090
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	1,000	1,075
5.5% 8/15/26 (FGIC Insured)	1,225	1,356
New Braunfels Independent School District 5.5% 2/1/15	1,135	1,209
North Central Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (MBIA Insured)	2,520	2,838
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series A, 5% 1/1/28 (AMBAC Insured)	3,300	3,455
Northside Independent School District:
Series A, 5.25% 2/15/17	2,975	3,188
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Northside Independent School District: - continued
5.5% 2/15/13	$ 1,090	$ 1,164
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,220	1,306
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (f)	530	568
Pearland Independent School District Series A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	1,000	1,085
Pflugerville Independent School District:
5.75% 8/15/14 (Pre-Refunded to 8/15/10 @ 100) (f)	1,000	1,072
5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (f)	500	536
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (f)	1,210	1,291
Rockwall Independent School District:
5.375% 2/15/17	20	22
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,025	1,107
5.375% 2/15/18	25	27
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (f)	1,345	1,453
5.625% 2/15/11	3,865	4,149
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13 (Pre-Refunded to 8/1/11 @ 100) (f)	1,940	2,092
5.5% 8/1/15 (Pre-Refunded to 8/1/11 @ 100) (f)	1,510	1,628
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (f)	1,000	1,087
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (f)	1,050	1,141
San Antonio Elec. & Gas Sys. Rev.:
5.375% 2/1/17	3,495	3,755
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (f)	2,505	2,699
5.75% 2/1/11 (Escrowed to Maturity) (f)	1,410	1,480
San Antonio Muni. Drainage Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,880
5.25% 2/1/14 (MBIA Insured)	1,835	2,000
San Antonio Wtr. Sys. Rev. Series A, 5% 5/15/32 (FSA Insured)	700	728
San Marcos Consolidated Independent School District:
5% 8/1/16	1,190	1,279
5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (f)	3,650	4,018
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,465
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	$ 2,905	$ 3,168
Spring Branch Independent School District:
Series 2001, 5.375% 2/1/14	2,700	2,868
5.375% 2/1/18	1,400	1,485
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20 (Pre-Refunded to 11/15/08 @ 101) (f)	1,250	1,301
Texas Gen. Oblig. (College Student Ln. Prog.):
5.25% 8/1/09 (e)	6,885	7,129
5.375% 8/1/10 (e)	1,915	2,012
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	2,200	1,487
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,000	1,037
(Stephen F. Austin State Univ. Proj.) 5% 10/15/14 (MBIA Insured)	1,300	1,405
Texas State Univ. Sys. Fing. Rev. 5% 3/15/12 (FSA Insured)	2,000	2,119
Texas Tpk. Auth. Central Tpk. Sys. Rev. 5.75% 8/15/38 (AMBAC Insured)	10,110	11,007
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,771
Series B, 5.625% 7/15/21	2,010	2,118
Town Ctr. Impt. District Sales & Hotel Occupancy Tax 5.625% 3/1/18 (FGIC Insured)	2,280	2,434
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	4,080	4,231
Waxahachie Independent School District:
0% 8/15/14	1,460	1,078
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (f)	4,780	2,151
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (f)	3,860	1,622
White Settlement Independent School District 5.75% 8/15/34	1,250	1,364
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	37
Wylie Independent School District 0% 8/15/20	1,000	557
Ysleta Independent School District 0% 8/15/11	1,100	920
		291,805
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Utah - 0.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series B, 5.75% 7/1/16 (MBIA Insured)	$ 370	$ 381
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	5,000	5,377
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	2,740	2,856
		8,614
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	2,800	3,039
Series A, 5.75% 12/1/18 (AMBAC Insured)	1,200	1,289
		4,328
Virginia - 0.4%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (d)(e)	1,700	1,689
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (e)	2,750	2,835
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I:
5.75% 5/1/07 (e)	1,380	1,384
5.85% 5/1/08 (e)	1,370	1,383
		7,291
Washington - 7.3%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/17 (MBIA Insured)	2,800	1,802
0% 6/1/24 (MBIA Insured)	1,525	704
0% 6/1/29 (MBIA Insured)	5,600	2,048
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(e)	1,000	1,060
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	1,300	1,412
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,701
5.25% 1/1/11 (FSA Insured)	1,715	1,812
5% 1/1/10 (MBIA Insured)	2,000	2,073
Clark County School District #114, Evergreen 5.375% 12/1/14 (FSA Insured)	2,000	2,164
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	$ 3,000	$ 1,728
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (Pre-Refunded to 11/1/09 @ 100) (f)	460	483
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2006 A, 5% 7/1/13	5,000	5,345
Series B, 6% 7/1/17 (MBIA Insured)	4,000	4,428
Franklin County Pub. Util. District #1 Elec. Rev. 5.625% 9/1/21 (MBIA Insured)	2,000	2,181
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (e)	1,235	1,289
Series B, 5.25% 1/1/16 (FGIC Insured) (e)	1,000	1,073
King County Swr. Rev. Series B:
5.5% 1/1/15 (FSA Insured)	7,245	7,807
5.5% 1/1/17 (FSA Insured)	2,565	2,758
Port of Seattle Rev.:
Series 2000 B, 5.5% 2/1/08 (MBIA Insured) (e)	6,225	6,344
Series B:
5.25% 9/1/07 (FGIC Insured) (e)	3,185	3,218
5.5% 9/1/08 (FGIC Insured) (e)	3,750	3,860
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.):
4.5% 12/1/07 (FGIC Insured)	1,705	1,718
4.5% 12/1/09 (FGIC Insured)	855	872
Snohomish County School District #4, Lake Stevens 5.125% 12/1/17 (FGIC Insured)	2,000	2,181
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/18 (MBIA Insured)	1,000	1,113
5.75% 12/1/20 (MBIA Insured)	1,000	1,111
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	5,315
0% 12/1/12 (FGIC Insured)	6,830	5,443
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,630
Series 2001 C, 5.25% 1/1/16	3,000	3,185
Series C, 5.25% 1/1/26 (FSA Insured)	2,200	2,330
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	2,047
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	$ 3,065	$ 3,288
(Swedish Health Svcs. Proj.) 5.5% 11/15/12 (AMBAC Insured)	3,000	3,120
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Series 1997 B, 5.125% 7/1/13 (FSA Insured)	9,500	9,754
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5% 7/1/12 (FSA Insured)	3,500	3,633
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series B:
0% 7/1/07	15,130	14,865
0% 7/1/10	16,000	13,948
0% 7/1/10	2,250	1,961
0% 7/1/12 (MBIA Insured)	4,000	3,206
Series C, 7.5% 7/1/08 (MBIA Insured)	7,040	7,422
Whatcom County School District #501 Gen. Oblig.:
5% 6/1/14 (FSA Insured)	2,245	2,419
5% 12/1/14 (FSA Insured)	3,245	3,511
		149,362
West Virginia - 0.1%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (f)	1,100	719
West Virginia Commissioner of Hwys. Spl. Oblig. Series A, 5% 9/1/12 (FSA Insured)	1,500	1,596
		2,315
Wisconsin - 0.9%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	2,180	2,334
Menasha Joint School District:
5.5% 3/1/19 (f)	970	1,043
5.5% 3/1/19 (FSA Insured)	60	64
Wisconsin Gen. Oblig. Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (f)	1,000	1,065
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	888
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/14	1,775	1,904
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (f)	1,760	1,899
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,114
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Svcs., Inc. Proj.):
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (f)	$ 1,000	$ 1,114
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (f)	1,600	1,800
Series 06A, 5% 8/15/12	4,795	4,999
		18,224
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $2,012,029)	2,049,852
NET OTHER ASSETS - 0.5%	10,952
NET ASSETS - 100%	$ 2,060,804
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.779% and pay quarterly a floating rate based on the BMA Municipal Swap Index with Citibank	May 2010	$ 23,000	$ 215
Receive quarterly a fixed rate equal to 3.859% and pay quarterly a floating rate based on the BMA Municipal Swap Index with Goldman Sachs	May 2010	23,000	267
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.391% with Citibank	May 2027	5,000	(286)
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.498% with Merrill Lynch, Inc.	May 2027	5,000	(352)
		$ 56,000	$ (156)
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 71
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	38.8%
Electric Utilities	11.5%
Special Tax	10.0%
Transportation	9.6%
Escrowed/Pre-Refunded	9.3%
Health Care	8.3%
Others* (individually less than 5%)	12.5%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2006

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,012,029)		$ 2,049,852
Cash		8,593
Receivable for fund shares sold		1,088
Interest receivable		27,002
Prepaid expenses		10
Other receivables		131
Total assets		2,086,676

Liabilities
Payable for investments purchased Regular delivery	$ 11
Delayed delivery	19,985
Payable for fund shares redeemed	2,675
Distributions payable	2,049
Swap agreements, at value	156
Accrued management fee	553
Distribution fees payable	2
Other affiliated payables	373
Other payables and accrued expenses	68
Total liabilities		25,872

Net Assets		$ 2,060,804
Net Assets consist of:
Paid in capital		$ 2,020,903
Undistributed net investment income		374
Accumulated undistributed net realized gain (loss) on investments		1,860
Net unrealized appreciation (depreciation) on investments		37,667
Net Assets		$ 2,060,804

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2006

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,811 ÷ 181.58 shares)	$ 9.97

Maximum offering price per share (100/95.25 of $9.97)	$ 10.47
Class T: Net Asset Value and redemption price per share ($4,408 ÷ 442.18 shares)	$ 9.97

Maximum offering price per share (100/96.50 of $9.97)	$ 10.33
Class B: Net Asset Value and offering price per share ($304 ÷ 30.48 shares)A	$ 9.97

Class C: Net Asset Value and offering price per share ($1,365 ÷ 136.80 shares)A	$ 9.98

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($2,026,368 ÷ 203,255.45 shares)	$ 9.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,548 ÷ 2,660.16 shares)	$ 9.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2006

Investment Income
Interest		$ 85,312
Income from Fidelity Central Funds		71
Total income		85,383

Expenses
Management fee	$ 6,297
Transfer agent fees	1,736
Distribution fees	18
Accounting fees and expenses	360
Custodian fees and expenses	31
Independent trustees' compensation	8
Registration fees	162
Audit	63
Legal	10
Miscellaneous	16
Total expenses before reductions	8,701
Expense reductions	(1,767)	6,934
Net investment income		78,449
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,550
Futures contracts	114
Total net realized gain (loss)		2,664
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,114)
Swap agreements	(156)
Total change in net unrealized appreciation (depreciation)		(1,270)
Net gain (loss)		1,394
Net increase (decrease) in net assets resulting from operations		$ 79,843

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2006	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 78,449	$ 71,910
Net realized gain (loss)	2,664	8,840
Change in net unrealized appreciation (depreciation)	(1,270)	(34,596)
Net increase (decrease) in net assets resulting from operations	79,843	46,154
Distributions to shareholders from net investment income	(78,385)	(71,790)
Distributions to shareholders from net realized gain	(640)	(9,634)
Total distributions	(79,025)	(81,424)
Share transactions - net increase (decrease)	117,860	164,345
Redemption fees	20	16
Total increase (decrease) in net assets	118,698	129,091

Net Assets
Beginning of period	1,942,106	1,813,015
End of period (including undistributed net investment income of $374 and undistributed net investment income of $308, respectively)	$ 2,060,804	$ 1,942,106

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.365	.060
Net realized and unrealized gain (loss)	.003	.051
Total from investment operations	.368	.111
Distributions from net investment income	(.365)	(.061)
Distributions from net realized gain	(.003)	(.040)
Total distributions	(.368)	(.101)
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 9.97	$ 9.97
Total Return B, C, D	3.77%	1.12%
Ratios to Average Net Assets F, I
Expenses before reductions	.63%	.61% A
Expenses net of fee waivers, if any	.63%	.61% A
Expenses net of all reductions	.50%	.60% A
Net investment income	3.71%	3.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,811	$ 101
Portfolio turnover rate G	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.358	.050
Net realized and unrealized gain (loss)	.004	.059
Total from investment operations	.362	.109
Distributions from net investment income	(.359)	(.059)
Distributions from net realized gain	(.003)	(.040)
Total distributions	(.362)	(.099)
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 9.97	$ 9.97
Total Return B, C, D	3.71%	1.10%
Ratios to Average Net Assets F, I
Expenses before reductions	.68%	.78% A
Expenses net of fee waivers, if any	.68%	.78% A
Expenses net of all reductions	.59%	.76% A
Net investment income	3.62%	3.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,408	$ 411
Portfolio turnover rate G	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.294	.047
Net realized and unrealized gain (loss)	.002	.051
Total from investment operations	.296	.098
Distributions from net investment income	(.293)	(.048)
Distributions from net realized gain	(.003)	(.040)
Total distributions	(.296)	(.088)
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 9.97	$ 9.97
Total Return B, C, D	3.02%	.99%
Ratios to Average Net Assets F, I
Expenses before reductions	1.35%	1.37% A
Expenses net of fee waivers, if any	1.35%	1.37% A
Expenses net of all reductions	1.25%	1.35% A
Net investment income	2.97%	2.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 304	$ 101
Portfolio turnover rate G	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.285	.046
Net realized and unrealized gain (loss)	.012	.051
Total from investment operations	.297	.097
Distributions from net investment income	(.284)	(.047)
Distributions from net realized gain	(.003)	(.040)
Total distributions	(.287)	(.087)
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 9.98	$ 9.97
Total Return B, C, D	3.03%	.98%
Ratios to Average Net Assets F, I
Expenses before reductions	1.43%	1.47% A
Expenses net of fee waivers, if any	1.43%	1.47% A
Expenses net of all reductions	1.34%	1.45% A
Net investment income	2.88%	2.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,365	$ 101
Portfolio turnover rate G	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Intermediate Municipal Income

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 10.15	$ 10.21	$ 10.23	$ 9.85
Income from Investment Operations
Net investment income B	.385	.385	.395	.410	.427
Net realized and unrealized gain (loss)	.002	(.131)	(.022)	.120	.444
Total from investment operations	.387	.254	.373	.530	.871
Distributions from net investment income	(.384)	(.384)	(.395)	(.410)	(.431)
Distributions from net realized gain	(.003)	(.050)	(.038)	(.140)	(.060)
Total distributions	(.387)	(.434)	(.433)	(.550)	(.491)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 9.97	$ 9.97	$ 10.15	$ 10.21	$ 10.23
Total Return A	3.97%	2.56%	3.74%	5.30%	9.02%
Ratios to Average Net Assets C, E
Expenses before reductions	.43%	.43%	.43%	.44%	.45%
Expenses net of fee waivers, if any	.43%	.42%	.43%	.44%	.45%
Expenses net of all reductions	.34%	.36%	.42%	.43%	.42%
Net investment income	3.88%	3.82%	3.89%	4.00%	4.24%
Supplemental Data
Net assets, end of period (in millions)	$ 2,026	$ 1,941	$ 1,813	$ 1,798	$ 1,758
Portfolio turnover rate D	24%	24%	26%	31%	31%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income D	.382	.061
Net realized and unrealized gain (loss)	.014	.052
Total from investment operations	.396	.113
Distributions from net investment income	(.383)	(.063)
Distributions from net realized gain	(.003)	(.040)
Total distributions	(.386)	(.103)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 9.98	$ 9.97
Total Return B, C	4.06%	1.14%
Ratios to Average Net Assets E, H
Expenses before reductions	.49%	.48% A
Expenses net of fee waivers, if any	.49%	.48% A
Expenses net of all reductions	.36%	.47% A
Net investment income	3.86%	3.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,548	$ 179
Portfolio turnover rate F	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2006

1. Significant Accounting Policies.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at

Annual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and income distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 43,283,475
Unrealized depreciation	(5,482,647)
Net unrealized appreciation (depreciation)	37,800,828
Undistributed ordinary income	209,823
Undistributed long-term capital gain	1,745,386

Cost for federal income tax purposes	$ 2,012,050,927

The tax character of distributions paid was as follows:

	December 31, 2006	December 31, 2005
Tax-exempt Income	$ 78,385,057	$ 71,790,352
Ordinary Income	-	390,914
Long-term Capital Gains	639,680	9,242,987
Total	$ 79,024,737	$ 81,424,253

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $626,090,912 and $472,008,692, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annual management fee rate was .31% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 872	$ 187
Class T	0%	.25%	6,999	203
Class B	.65%	.25%	1,932	1,645
Class C	.75%	.25%	8,481	7,657
			$ 18,284	$ 9,692

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

On January 18, 2007, the Board of Trustees approved a change in Class A and Class T's front-end sales charge. Effective April 1, 2007, FDC will receive a front-end sales charge of up to 4.00% for selling Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,421
Class T	1,956
Class B*	988
Class C*	2,648
$ 8,013

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except for Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

	Amount	% of Average Net Assets
Class A	$ 792.14
Class T	2,475.09
Class B	246.11
Class C	729.09
Intermediate Municipal Income	1,720,843.09
Institutional Class	11,172.15
	$ 1,736,257

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4,501 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Intermediate Municipal Income's operating expenses. During the period, this reimbursement reduced the class' expenses by $36,850.

Annual Report

6. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $31,122 and $359,802, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 609
Class T	1,904
Class B	189
Class C	561
Intermediate Municipal Income	1,327,192
Institutional Class	8,595
$ 1,339,050

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

Annual Report

Notes to Financial Statements - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended December 31,
	2006	2005 A
From net investment income
Class A	$ 21,110	$ 616
Class T	100,820	768
Class B	6,314	487
Class C	24,255	470
Intermediate Municipal Income	77,944,342	71,787,076
Institutional Class	288,216	935
Total	$ 78,385,057	$ 71,790,352
From net realized gain
Class A	$ 367	$ 403
Class T	1,182	403
Class B	91	403
Class C	409	403
Intermediate Municipal Income	629,888	9,631,577
Institutional Class	7,743	712
Total	$ 639,680	$ 9,633,901

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended December 31,		Years ended December 31,
	2006	2005 A	2006	2005 A
Class A
Shares sold	173,427	10,040	$ 1,725,155	$ 100,000
Reinvestment of distributions	1,631	102	16,239	1,019
Shares redeemed	(3,616)	-	(35,605)	-
Net increase (decrease)	171,442	10,142	$ 1,705,789	$ 101,019

Annual Report

9. Share Transactions - continued

	Shares		Dollars
	Years ended December 31,		Years ended December 31,
	2006	2005 A	2006	2005 A
Class T
Shares sold	398,477	41,122	$ 3,958,313	$ 409,515
Reinvestment of distributions	9,307	107	92,469	1,069
Shares redeemed	(6,838)	-	(68,081)	-
Net increase (decrease)	400,946	41,229	$ 3,982,701	$ 410,584
Class B
Shares sold	32,080	10,040	$ 318,318	$ 100,000
Reinvestment of distributions	566	89	5,622	889
Shares redeemed	(12,297)	-	(122,210)	-
Net increase (decrease)	20,349	10,129	$ 201,730	$ 100,889
Class C
Shares sold	159,319	10,040	$ 1,585,622	$ 100,000
Reinvestment of distributions	1,510	88	14,988	873
Shares redeemed	(34,155)	-	(336,894)	-
Net increase (decrease)	126,674	10,128	$ 1,263,716	$ 100,873
Intermediate Municipal Income
Shares sold	56,726,510	54,794,604	$ 563,129,257	$ 551,450,776
Reinvestment of distributions	5,529,889	5,717,994	54,890,397	57,458,478
Shares redeemed	(53,763,407)	(44,359,637)	(533,657,302)	(445,457,502)
Net increase (decrease)	8,492,992	16,152,961	$ 84,362,352	$ 163,451,752
Institutional Class
Shares sold	2,676,982	17,755	$ 26,690,182	$ 177,000
Reinvestment of distributions	28,099	166	281,049	1,647
Shares redeemed	(62,846)	-	(626,878)	-
Net increase (decrease)	2,642,235	17,921	$ 26,344,353	$ 178,647

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Municipal Income Fund (a fund of Fidelity School Street Trust) at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Intermediate Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 13, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Each of the Trustees oversees 348 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1976

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-
present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity School Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (58)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Mark Sommer (46)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Sommer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Sommer worked as an analyst and manager.

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-
present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 1986 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Board of Trustees of Fidelity Intermediate Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	02/05/07	02/02/07	$0.010
Class T	02/05/07	02/02/07	$0.010
Class B	02/05/07	02/02/07	$0.010
Class C	02/05/07	02/02/07	$0.010

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2006, $2,385,066, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2006, 100% of the fund's income dividends was free from federal income tax, and 11.33% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ALIM-UANN-0207
1.820151.101

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Intermediate Municipal Income
Fund - Institutional Class

Annual Report

December 31, 2006

Institutional Class is a class of Fidelity® Intermediate Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2006	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	4.06%	4.91%	5.20%

A The initial offering of Institutional Class shares took place on October 31, 2005. Returns prior to October 31, 2005 are those of Intermediate Municipal Income, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Institutional Class on December 31, 1996. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period. The initial offering of Institutional Class shares took place on October 31, 2005. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor Intermediate Municipal Income Fund

Growing investor demand and a strong second-half rally helped municipal bonds post solid returns and take their place as one of the best performing investment-grade debt classes for the year ending December 31, 2006. Throughout roughly the first six months of the period, muni bond prices declined as the Federal Reserve Board raised short-term interest rates to return them to a more "neutral level" and fend off inflation. Beginning in mid-summer 2006, however, munis rebounded amid hopes that the Fed would pause its rate hike campaign. Those hopes were eventually actualized when the central bank left rates unchanged at its August, September, October and December Open Market Committee meetings. Demand - which was amplified by non-traditional investors such as hedge funds - increased substantially, as investors sought out munis for their attractive after-tax yields. Investors also were drawn to the fact that unlike long-term Treasury bonds, which generally yielded less than short-term Treasuries throughout much of the period, long-term rates for munis were higher than short rates, giving investors the opportunity to lock in attractive long-term yields. Against this backdrop, the Lehman Brothers® Municipal Bond Index - a performance measure of approximately 34,000 investment-grade, fixed-rate, tax-exempt bonds - returned 4.84%. In comparison, the overall taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 4.33%.

The fund's Institutional Class shares returned 4.06% during the past year, while the Lehman Brothers 1-17 Year Municipal Bond Index gained 4.10%. The fund's performance relative to the index was helped by its overweighting in bonds that were prerefunded during the period, a process that helped boost the bonds' returns. My decision to overweight longer-term bonds also was a plus because they outpaced shorter-term securities due to strong investor demand for yield-enhanced securities. While I invested in bonds of various maturities, I kept the fund's duration - meaning its interest rate sensitivity - in line with the index, a strategy that neutralized the impact of overall interest rate movements on the fund's relative performance. Performance also was aided by an overweighting relative to the index in lower-quality investment-grade bonds. They, too, were the beneficiaries of investors' appetite for higher-yielding securities. Detracting from returns was an overweighted position in premium bonds, which sell above par - meaning face value - and which underperformed discount bonds, those that sell below par.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2006 to December 31, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1, 2006 to December 31, 2006
Class A
Actual	$ 1,000.00	$ 1,036.40	$ 3.23**
Hypothetical A	$ 1,000.00	$ 1,022.03	$ 3.21**
Class T
Actual	$ 1,000.00	$ 1,036.20	$ 3.49
Hypothetical A	$ 1,000.00	$ 1,021.78	$ 3.47
Class B
Actual	$ 1,000.00	$ 1,032.60	$ 7.02
Hypothetical A	$ 1,000.00	$ 1,018.30	$ 6.97
Class C
Actual	$ 1,000.00	$ 1,033.30	$ 7.33
Hypothetical A	$ 1,000.00	$ 1,018.00	$ 7.27
Intermediate Municipal Income
Actual	$ 1,000.00	$ 1,038.50	$ 2.21
Hypothetical A	$ 1,000.00	$ 1,023.04	$ 2.19
Institutional Class
Actual	$ 1,000.00	$ 1,038.30	$ 2.52
Hypothetical A	$ 1,000.00	$ 1,022.74	$ 2.50

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.63%**
Class T	.68%
Class B	1.37%
Class C	1.43%
Intermediate Municipal Income	.43%
Institutional Class	.49%

** If fees, effective April 1, 2007 had been in effect during the entire period, the annualized expense ratio would have been .73% and the expenses paid in the actual and hypothetical examples above would have been $3.75 and $3.72, respectively.

Annual Report

Investment Changes

Top Five States as of December 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
California	14.9	13.6
Texas	14.2	15.9
New York	12.5	9.8
Illinois	9.8	11.3
Washington	7.3	7.6
Top Five Sectors as of December 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.8	39.3
Electric Utilities	11.5	11.1
Special Tax	10.0	6.2
Transportation	9.6	10.2
Escrowed/Pre-Refunded	9.3	10.2
Average Years to Maturity as of December 31, 2006
		6 months ago
Years	9.2	8.7
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of December 31, 2006
6 months ago
Years	5.1	5.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2006	As of June 30, 2006
AAA 61.3%	AAA 63.3%
AA,A 30.3%	AA,A 26.1%
BBB 6.9%	BBB 6.6%
BB and Below 0.3%	BB and Below 0.1%
Not Rated 0.7%	Not Rated 1.8%
Short-Term Investments and Net Other Assets 0.5%	Short-Term Investments and Net Other Assets 2.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Investments December 31, 2006

Showing Percentage of Net Assets

Municipal Bonds - 99.5%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 1.0%
Auburn Univ. Gen. Fee Rev. Series A, 5.5% 6/1/12 (MBIA Insured)	$ 2,125	$ 2,279
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	1,200	1,226
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/10	1,295	1,341
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (e)	1,700	1,719
5.25% 10/1/08 (MBIA Insured) (e)	3,055	3,133
5.75% 10/1/09 (MBIA Insured) (e)	3,865	4,040
Jefferson County Ltd. Oblig. School Warrants Series A:
5.25% 1/1/15	2,000	2,168
5.5% 1/1/22	1,100	1,195
Jefferson County Swr. Rev. Series A, 5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (f)	2,920	3,022
		20,123
Alaska - 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8% 7/1/12 (AMBAC Insured) (e)	2,935	3,121
Arizona - 0.2%
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,100	1,138
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,577
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,149
		3,864
California - 14.9%
Cabrillo Cmnty. College District 5.25% 8/1/15 (MBIA Insured)	1,400	1,544
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Series Y:
5.25% 12/1/16 (FGIC Insured)	5,000	5,444
5.25% 12/1/18 (FGIC Insured)	5,000	5,415
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/12 (MBIA Insured)	4,000	4,315
5.5% 5/1/15 (AMBAC Insured)	2,600	2,848
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Econ. Recovery:
Series 2004 A:
5.25% 7/1/12	$ 1,210	$ 1,305
5.25% 7/1/13	7,000	7,621
Series A:
5% 7/1/15	15,200	16,452
5% 7/1/15 (MBIA Insured)	6,100	6,623
5.25% 1/1/11	700	742
5.25% 7/1/13 (MBIA Insured)	10,300	11,245
5.25% 7/1/14	15,400	16,907
5.25% 7/1/14 (FGIC Insured)	9,700	10,683
California Gen. Oblig.:
4.5% 2/1/09	2,800	2,850
5% 2/1/11	2,650	2,782
5% 3/1/15	3,000	3,244
5.125% 11/1/24	1,900	2,019
5.125% 2/1/26	1,200	1,272
5.25% 2/1/11	4,000	4,237
5.25% 3/1/12	2,210	2,369
5.25% 2/1/15	5,000	5,424
5.25% 2/1/16	8,500	9,221
5.25% 2/1/27 (MBIA Insured)	1,605	1,717
5.25% 4/1/27	1,000	1,069
5.25% 2/1/28	3,400	3,621
5.25% 11/1/29	1,200	1,280
5.25% 2/1/33	6,100	6,457
5.25% 12/1/33	6,755	7,202
5.25% 4/1/34	6,600	7,024
5.5% 3/1/11	8,500	9,094
5.5% 4/1/13 (AMBAC Insured)	1,000	1,102
5.5% 4/1/30	10,515	11,700
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	1,285	1,434
5.5% 11/1/33	21,355	23,384
5.625% 5/1/20	225	241
5.625% 5/1/20 (Pre-Refunded to 5/1/10 @ 101) (f)	775	831
5.75% 10/1/10	2,200	2,358
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (d)	3,000	3,175
California Hsg. Fin. Agcy. Home Mtg. Rev. Series 1983 A, 0% 2/1/15 (MBIA Insured)	19,346	10,181
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	$ 4,300	$ 4,607
(CA State Univ. Proj.) Series A, 5% 10/1/14 (FGIC Insured)	3,405	3,689
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,600	6,198
Series 2005 K, 5% 11/1/16	7,195	7,764
5% 11/1/14 (FGIC Insured)	5,000	5,424
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	1,300	1,297
(Kaiser Permanente Health Sys. Proj.):
Series 2001 A, 2.55%, tender 1/4/07 (d)	1,600	1,600
Series 2004 G, 2.3%, tender 5/1/07 (d)	4,000	3,976
Commerce Refuse To Energy Auth. Rev. 5.5% 7/1/12 (MBIA Insured)	2,290	2,492
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	1,900	1,953
0% 1/15/27 (a)	1,000	919
5% 1/15/16 (MBIA Insured)	1,000	1,049
5.75% 1/15/40	1,600	1,663
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39	2,000	2,291
Series 2003 B, 5.75% 6/1/23 (Pre-Refunded to 6/1/08 @ 100) (f)	1,300	1,338
Series B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	3,000	3,302
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.) 5% 9/1/18 (AMBAC Insured)	1,425	1,536
Los Angeles Dept. Arpt. Rev. Series A, 5.25% 5/15/19 (FGIC Insured)	2,500	2,677
Los Angeles Reg'l. Arpt. Impt. Rev.:
(LAX Fuel Corp. Proj.):
5% 1/1/10 (FSA Insured) (e)	1,660	1,702
5% 1/1/11 (FSA Insured) (e)	1,740	1,801
5% 1/1/12 (FSA Insured) (e)	1,835	1,912
5% 1/1/08 (FSA Insured) (e)	1,510	1,529
Los Angeles Unified School District Series F, 5% 7/1/15 (FSA Insured)	4,000	4,307
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (f)	2,680	2,990
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
North City West School Facilities Fing. Auth. Spl. Tax Subseries C, 5% 9/1/12 (AMBAC Insured)	$ 2,140	$ 2,285
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,167
San Diego County Ctfs. of Prtn.:
5% 10/1/08	1,470	1,501
5.25% 10/1/10	1,620	1,699
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A 5% 5/1/13 (MBIA Insured) (e)	1,340	1,413
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,620	2,994
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	736
Univ. of California Revs. Series K:
5% 5/15/14 (MBIA Insured) (c)	3,000	3,229
5% 5/15/16 (MBIA Insured) (c)	6,880	7,453
		307,925
Colorado - 1.4%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (f)	5,000	4,028
Adams County School District #172 5.5% 2/1/16 (FGIC Insured)	2,575	2,800
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series B, 5% 11/1/17 (MBIA Insured)	1,000	1,080
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series E:
5% 11/15/12	2,190	2,305
5% 11/15/14	1,165	1,240
Series F:
5% 11/15/13	1,285	1,361
5% 11/15/14	1,355	1,443
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/16 (Radian Asset Assurance Ltd. Insured)	1,990	2,188
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (f)	2,550	2,903
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (f)	3,475	2,217
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,000	1,134
5.75% 12/15/22 (FGIC Insured)	1,000	1,131
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (Pre-Refunded to 9/1/10 @ 102) (f)	$ 3,200	$ 3,488
Series B, 0% 9/1/15 (MBIA Insured)	1,400	984
		28,302
District Of Columbia - 0.9%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,117
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,375
Series A:
5.25% 6/1/10 (FSA Insured)	1,000	1,049
5.25% 6/1/10 (MBIA Insured)	1,980	2,041
Series B, 0% 6/1/12 (MBIA Insured)	3,400	2,736
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,376
Metropolitan Washington Arpt. Auth. Gen. Arpt. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (e)	3,475	3,597
5.25% 10/1/10 (MBIA Insured) (e)	2,780	2,876
		18,167
Florida - 4.9%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) 6% 11/15/09 (Escrowed to Maturity) (f)	555	575
Broward County School Board Ctfs. of Prtn. 5.25% 7/1/20 (MBIA Insured)	1,000	1,072
Clay County School Board Ctfs. of Prtn. Series B, 5% 7/1/16 (MBIA Insured)	1,385	1,487
Flagler County School Board Ctfs. Series A, 5% 8/1/16 (FSA Insured)	2,105	2,260
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	2,690	2,890
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,720
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.) Series A, 5% 7/1/33	700	740
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) Series 06G, 5% 11/15/12	1,000	1,053
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys. Proj.) Series 06G, 5% 11/15/13	$ 1,600	$ 1,696
(Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series B, 5% 11/15/17	1,200	1,269
3.95%, tender 9/1/12 (d)	7,550	7,523
5%, tender 11/16/09 (d)	5,000	5,144
5.25% 11/15/11 (Pre-Refunded to 11/15/08 @ 101) (f)	3,735	3,879
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 4%, tender 8/1/07 (d)	18,000	17,978
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.):
5% 11/15/12	1,340	1,412
5% 11/15/14	2,485	2,649
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (e)	1,000	1,033
Miami Gen. Oblig. (Homeland Defense/Neighborhood Cap. Impt. Proj.) Series 2002, 5.5% 1/1/16 (MBIA Insured)	1,495	1,613
Miami-Dade County School Board Ctfs. of Prtn.:
Series A:
5% 8/1/14 (AMBAC Insured) (c)	2,700	2,856
5% 8/1/15 (AMBAC Insured) (c)	5,990	6,361
5%, tender 5/1/11 (MBIA Insured) (d)	1,400	1,464
Orange County School Board Ctfs. of Prtn. Series A:
0% 8/1/13 (MBIA Insured)	2,365	1,832
5.375% 8/1/22 (Pre-Refunded to 8/1/07 @ 101) (f)	4,530	4,623
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/14 (FSA Insured)	3,535	3,781
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (AMBAC Insured) (e)	2,000	2,104
Reedy Creek Impt. District Utils. Rev. Series 2, 5.25% 10/1/12 (MBIA Insured)	15,125	16,343
Saint Lucie County School Board Ctfs. of Prtn. 5% 7/1/17 (FSA Insured)	1,410	1,509
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/12 (MBIA Insured)	1,020	1,083
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 5% 8/1/08 (FSA Insured)	1,700	1,733
		101,682
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - 1.2%
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (e)	$ 1,620	$ 1,676
Series A, 5.375% 1/1/12 (FSA Insured) (e)	4,000	4,269
Series F, 5.25% 1/1/13 (FSA Insured) (e)	1,200	1,284
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	3,570	3,877
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/10 (FSA Insured)	3,370	3,492
Georgia Gen. Oblig. Series 1993 A, 7.45% 1/1/09	2,880	3,091
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,025	4,689
Series 2005 V:
6.6% 1/1/18 (f)	35	42
6.6% 1/1/18 (MBIA Insured)	1,550	1,826
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,645	875
		25,121
Hawaii - 0.2%
Hawaii Arpt. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (e)	3,700	4,187
Illinois - 9.8%
Chicago Board of Ed.:
(Westinghouse High School Proj.) Series C:
5.25% 12/1/15 (MBIA Insured)	2,150	2,382
5.5% 12/1/23 (MBIA Insured)	1,000	1,116
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	804
Series A, 0% 12/1/16 (FGIC Insured)	1,000	668
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	4,100	2,836
(Neighborhoods Alive Proj.) 5% 1/1/33 (AMBAC Insured)	1,600	1,676
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	1,100	1,179
Series A:
5% 1/1/34 (FSA Insured)	4,900	5,144
5.25% 1/1/22 (MBIA Insured)	1,000	1,071
5.25% 1/1/33 (MBIA Insured)	2,930	3,082
5.25% 1/1/33 (Pre-Refunded to 1/1/11 @ 101) (f)	70	75
Series A2, 6% 1/1/11 (AMBAC Insured)	1,350	1,462
Series C, 5% 1/1/35 (MBIA Insured)	1,600	1,679
Chicago Midway Arpt. Rev. Series B:
6% 1/1/09 (MBIA Insured) (e)	2,000	2,024
6.125% 1/1/12 (MBIA Insured) (e)	2,740	2,773
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (e)	$ 10,000	$ 10,543
Series A:
5% 1/1/12 (MBIA Insured)	1,100	1,163
5.5% 1/1/10 (AMBAC Insured) (e)	1,350	1,411
6.25% 1/1/08 (AMBAC Insured) (e)	8,815	9,008
5.5% 1/1/09 (AMBAC Insured) (e)	4,400	4,540
Chicago Park District Series A:
5.25% 1/1/21 (FGIC Insured)	1,765	1,898
5.5% 1/1/18 (FGIC Insured)	370	393
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	2,200	2,379
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Escrowed to Maturity) (f)	1,000	1,064
5.5% 1/1/12 (Escrowed to Maturity) (f)	1,470	1,578
Cook County Cmnty. Consolidated School District #21, Wheeling:
0% 12/1/13 (Escrowed to Maturity) (f)	2,500	1,905
0% 12/1/18 (Escrowed to Maturity) (f)	3,900	2,383
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	2,822
Cook County Gen. Oblig. Series B, 5.25% 11/15/28 (MBIA Insured)	600	650
Cook County High School District #201 J. Sterling Morton Tpk. 0% 12/1/11 (FGIC Insured)	4,275	3,545
DuPage County Forest Preserve District Rev.:
0% 11/1/09	4,000	3,591
0% 11/1/17	2,700	1,724
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (d)(e)	2,200	2,180
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. 5.5% 5/1/13 (FGIC Insured)	1,000	1,099
Hodgkins Tax Increment Rev. 5% 1/1/12	1,095	1,139
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,093
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,671
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2000, 5.85% 2/1/07 (e)	2,500	2,502
Illinois Edl. Facilities Auth. Revs.:
(Northwestern Univ. Proj.) 5% 12/1/38	2,600	2,714
(Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (d)	5,600	5,579
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Edl. Facilities Auth. Revs.: - continued
(Univ. of Chicago Proj.):
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (f)	$ 2,490	$ 2,666
Series B:
3.1%, tender 7/1/07 (d)(f)	5	5
3.1%, tender 7/1/07 (d)	3,595	3,585
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	1,400	1,435
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.):
5% 10/1/09	1,000	1,027
5% 10/1/10	1,235	1,280
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	3,006
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	1,000	1,078
5.375% 7/1/15 (MBIA Insured)	1,300	1,409
5.5% 8/1/10	1,400	1,483
5.5% 4/1/16 (FSA Insured)	1,000	1,084
5.5% 2/1/18 (FGIC Insured)	1,000	1,080
5.5% 8/1/19 (MBIA Insured)	1,250	1,358
5.5% 4/1/17 (MBIA Insured)	2,600	2,737
5.6% 4/1/21 (MBIA Insured)	2,800	2,949
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09	1,040	1,057
7% 5/15/22	5,000	5,457
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,765
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	2,755	3,081
Illinois Sales Tax Rev.:
Series W, 5% 6/15/13	3,430	3,467
6% 6/15/20	1,600	1,710
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (FSA Insured)	7,600	8,078
Kane & DeKalb Counties Cmnty. Unit School District #302 5.8% 2/1/22 (FGIC Insured)	1,500	1,680
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 0% 12/1/18 (AMBAC Insured)	4,555	2,770
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	5,300	2,929
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	$ 5,590	$ 4,269
0% 12/1/14 (FSA Insured)	5,180	3,781
0% 12/1/15 (FSA Insured)	3,810	2,663
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,115
0% 12/1/10 (FSA Insured)	3,380	2,912
Lake County Warren Township High School District #121, Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,690
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	7,100	7,800
Series A:
0% 6/15/11 (Escrowed to Maturity) (f)	7,780	6,558
0% 6/15/16 (FGIC Insured)	2,050	1,396
0% 6/15/17 (FGIC Insured)	3,240	2,107
0% 6/15/20 (FGIC Insured)	1,400	789
Series 2002 A, 0% 6/15/14 (FGIC Insured)	4,135	3,074
Series A, 5% 12/15/28 (MBIA Insured)	1,000	1,048
Univ. of Illinois Auxiliary Facilities Sys. Rev. (UIC South Campus Dev. Proj.) 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (f)	1,000	1,059
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,300	1,369
Will County Cmnty. Unit School District #365, Valley View 0% 11/1/17 (FSA Insured)	1,300	832
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	730
		201,913
Indiana - 4.5%
Avon 2000 Cmnty. School Bldg. Corp. 5% 1/15/18 (FSA Insured)	1,475	1,590
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,228
5% 1/10/14 (FSA Insured)	1,180	1,271
5% 7/10/14 (FSA Insured)	1,215	1,313
Clark-Pleasant 2004 School Bldg. Corp. 5.25% 7/15/21 (FSA Insured)	1,405	1,521
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Columbus Repair and Renovation School Bldg. Corp.:
5% 7/15/16 (MBIA Insured)	$ 1,640	$ 1,778
5% 7/15/17 (MBIA Insured)	1,720	1,859
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	6,850	4,294
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	1,030	1,080
5% 1/15/12 (MBIA Insured)	1,295	1,372
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/15 (MBIA Insured)	1,700	1,849
GCS School Bldg. Corp. One:
5% 7/15/16 (FSA Insured)	1,170	1,260
5.5% 7/15/12 (FSA Insured)	1,280	1,395
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,876
Hamilton Heights School Bldg. Corp.:
5.25% 7/15/15 (FSA Insured)	1,010	1,113
5.25% 7/15/16 (FSA Insured)	2,095	2,322
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	7,680	9,597
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (d)(e)	1,250	1,275
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (FGIC Insured)	1,150	1,214
Indiana Trans. Fin. Auth. Hwy.:
Series 1993 A:
0% 12/1/17 (AMBAC Insured)	1,470	935
0% 6/1/18 (AMBAC Insured)	1,740	1,081
Series A, 0% 6/1/17 (AMBAC Insured)	3,000	1,950
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.):
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (e)	1,110	1,188
Series I:
5% 1/1/09 (MBIA Insured) (e)	1,600	1,636
5.25% 1/1/10 (MBIA Insured) (e)	3,545	3,681
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,068
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	5,000	5,419
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (FGIC Insured)	1,090	1,190
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured)	2,210	2,331
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Perry Township Multi-School Bldg. Corp. 5.25% 1/10/14 (FSA Insured)	$ 2,075	$ 2,253
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	9,000	9,619
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (MBIA Insured)	1,530	1,669
5.25% 7/15/27 (MBIA Insured)	1,310	1,416
Rockport Poll. Cont. Rev.:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	2,000	2,035
4.9%, tender 6/1/07 (d)	5,005	5,022
South Harrison School Bldg. Corp. Series A, 5.5% 7/15/20 (FSA Insured)	2,550	2,846
Southmont School Bldg. Corp.:
5% 1/15/14 (FGIC Insured)	1,690	1,807
5% 7/15/17 (FGIC Insured)	2,000	2,119
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. 5% 7/15/15 (FSA Insured)	1,455	1,582
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 1/15/12 (FSA Insured)	1,005	1,065
		93,119
Iowa - 0.2%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	3,000	3,176
Kansas - 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (d)	2,800	2,819
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,298
5.25% 12/1/11 (MBIA Insured)	1,805	1,860
Series II, 5.5% 11/1/19	1,000	1,094
5.5% 11/1/20	1,000	1,095
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,672
		10,838
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (e)	$ 1,645	$ 1,699
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series C, 5.5% 7/1/12 (FSA Insured) (e)	2,250	2,423
		4,122
Louisiana - 0.8%
Caddo Parish School District Series A:
5.25% 3/1/15 (FSA Insured)	1,070	1,178
5.25% 3/1/16 (FSA Insured)	1,290	1,429
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,059
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (AMBAC Insured)	2,700	2,873
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (d)	3,300	3,310
Louisiana State Citizens Property Ins. Corp. Assessment Rev. Series B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,471
New Orleans Gen. Oblig. 0% 9/1/13 (AMBAC Insured)	1,400	1,062
		16,382
Maine - 0.1%
Maine Tpk. Auth. Tpk. Rev. Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (f)	1,810	1,948
Maryland - 0.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Johns Hopkins Health Sys. Proj.) Series B, 5% 5/15/35	1,300	1,375
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series A, 5.125% 4/1/23	3,000	3,178
		4,553
Massachusetts - 3.0%
Massachusetts Bay Trans. Auth. Series A, 5.75% 7/1/18	260	277
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A:
5% 1/1/12	715	753
5% 1/1/13	750	796
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,427
6.375% 8/1/15	2,460	2,670
6.375% 8/1/16	2,570	2,791
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (d)(e)	$ 3,000	$ 3,205
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,291
5.75% 6/15/13	3,000	3,227
Massachusetts Gen. Oblig.:
Series 6D, 5% 8/1/22	700	755
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,000	2,157
Series D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (f)	1,800	1,931
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (f)	5,900	6,415
Series E:
5% 11/1/23 (AMBAC Insured)	16,600	17,881
5% 11/1/24 (AMBAC Insured)	1,900	2,047
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (e)	1,000	1,057
5.5% 1/1/14 (AMBAC Insured) (e)	1,000	1,055
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	4,247
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	3,950	4,145
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	25	26
		61,153
Michigan - 3.3%
Clarkston Cmnty. Schools 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (f)	1,000	1,094
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	3,355	3,598
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,115
5% 9/30/12 (MBIA Insured)	1,500	1,602
Detroit Gen. Oblig.:
Series A, 5% 4/1/08 (FSA Insured)	6,600	6,703
Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,449
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (d)	10,000	10,241
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Detroit Swr. Disp. Rev.: - continued
4.191% 7/1/32 (FSA Insured) (d)	$ 5,800	$ 5,809
Detroit Wtr. Supply Sys. Rev. 5.25% 7/1/14 (MBIA Insured)	2,600	2,846
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC Insured) (Pre-Refunded to 5/1/07 @ 39.31) (f)	7,800	3,032
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (f)	1,000	1,067
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (e)	8,915	9,114
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,073
5.5% 3/1/17	1,885	2,023
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	8,000	8,193
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed to Maturity) (f)	1,195	1,210
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	1,915	2,043
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (e)	1,500	1,584
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025	1,112
		66,908
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/09	1,250	1,292
5.625% 12/1/22	575	621
Osseo Independent School District #279 Series B, 5% 2/1/13	2,445	2,539
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	5,910	6,099
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/12	400	417
5% 5/15/13	395	414
5% 5/15/14	250	263
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,528
		13,173
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (d)(e)	$ 1,275	$ 1,279
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (e)	3,800	3,953
Mississippi Hosp. Equip. & Facilities Auth. (South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/11	1,305	1,357
		6,589
Missouri - 1.1%
Bi-State Dev. Agcy. Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (d)	8,400	8,452
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/13	1,000	1,045
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn.:
(Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (f)	1,000	1,094
5% 9/1/16 (FSA Insured)	2,030	2,182
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,159
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,475
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (f)	2,370	2,548
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,097
(Convention Ctr. Proj.) 5.25% 7/15/13 (AMBAC Insured)	1,880	2,041
		23,093
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (d)	4,200	4,290
Nevada - 0.4%
Clark County Arpt. Rev. Series C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,605
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	1,172
Clark County School District Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (f)	1,000	1,085
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nevada - continued
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	$ 2,300	$ 2,474
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	2,801
		9,137
New Hampshire - 0.3%
Manchester School Facilities Rev. 5.5% 6/1/20 (Pre-Refunded to 6/1/13 @ 100) (f)	1,150	1,269
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(e)	2,400	2,362
3.5%, tender 2/1/09 (d)(e)	2,600	2,570
		6,201
New Jersey - 2.7%
Camden County Impt. Auth. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/10	1,925	1,982
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured)	1,200	1,248
New Jersey Econ. Dev. Auth. Rev. Series 2005 O:
5.125% 3/1/28	2,000	2,138
5.25% 3/1/15	3,000	3,283
5.25% 3/1/21 (MBIA Insured)	1,200	1,307
5.25% 3/1/23	1,500	1,624
5.25% 3/1/25	4,200	4,538
5.25% 3/1/26	4,700	5,078
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	2,610	2,783
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/16 (MBIA Insured)	5,000	5,553
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	4,825	4,826
5.75% 6/1/32	4,790	5,130
6.125% 6/1/24	6,400	6,924
6.375% 6/1/32	2,755	3,090
6.75% 6/1/39	3,735	4,267
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	2,000	2,224
		55,995
New Mexico - 0.4%
Albuquerque Arpt. Rev. 6.5% 7/1/07 (AMBAC Insured) (e)	1,400	1,419
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Mexico - continued
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (d)	$ 2,410	$ 2,391
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (e)	2,000	2,042
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr. Series IV A1, 7.05% 3/1/10 (e)	2,075	2,189
		8,041
New York - 12.5%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	4,740	5,272
5.75% 5/1/22 (FSA Insured)	2,240	2,445
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,273
5.75% 5/1/25 (FSA Insured)	1,715	1,922
5.75% 5/1/19 (FSA Insured)	5,590	6,311
5.75% 5/1/22 (FSA Insured)	8,525	9,590
Long Island Pwr. Auth. N.Y. Elec. Sys. Rev. Series B:
5% 6/1/10	2,600	2,705
5% 6/1/11	1,075	1,130
Metropolitan Trans. Auth. Rev.:
Series 2005 C:
5% 11/15/16	1,000	1,087
5.25% 11/15/14	1,000	1,094
Series F, 5.25% 11/15/27 (Pre-Refunded to 11/15/12 @ 100) (f)	1,400	1,522
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	2,495	2,611
Series A, 5.5% 1/1/20 (MBIA Insured)	1,600	1,743
Series B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,090
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,700	1,895
Series 2000 A, 6.5% 5/15/11	365	400
Series 2002 C, 5.5% 8/1/13	2,000	2,183
Series 2003 I, 5.75% 3/1/16 (Pre-Refunded to 3/1/13 @ 100) (f)	2,100	2,345
Series 2005 G, 5% 8/1/14	6,500	6,987
Series 2005 J, 5% 3/1/12	3,020	3,194
Series 2005 K, 5% 8/1/11	6,000	6,312
Series A, 5.25% 11/1/14 (MBIA Insured)	600	647
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series G, 5.25% 8/1/14 (AMBAC Insured)	$ 1,000	$ 1,068
Series J, 5.5% 6/1/19	2,900	3,166
Subseries 2005 F1, 5.25% 9/1/14	3,600	3,931
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/07 (e)	1,810	1,810
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series D, 5% 6/15/39	1,600	1,687
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,400	3,687
5.75% 7/1/13 (AMBAC Insured)	1,100	1,196
Series C, 7.5% 7/1/10	4,210	4,486
(Long Island Jewish Med. Ctr. Proj.) 5.25% 7/1/11 (MBIA Insured)	1,200	1,240
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12 (FGIC Insured)	9,000	9,536
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	320	321
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (MBIA Insured)	5,500	5,999
Series 2003 A, 5% 3/15/09	3,000	3,092
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	1,100	1,128
4.875% 6/15/20	2,200	2,254
5% 6/15/15	775	797
New York State Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27 (FSA Insured)	5,000	5,476
Series G, 5% 1/1/32 (FSA Insured)	1,300	1,381
New York State Urban Dev. Corp. Rev. (Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,803
New York Transitional Fin. Auth. Rev.:
Series A:
5.5% 11/1/26 (b)	4,490	4,821
5.75% 2/15/16	30	32
6% 11/1/28 (b)	40,925	44,822
Series B, 5.25% 2/1/29 (b)	3,800	4,005
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	7,875	8,382
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	$ 3,745	$ 3,860
Series A1:
5% 6/1/11	1,540	1,542
5.25% 6/1/21 (AMBAC Insured)	2,200	2,364
5.25% 6/1/22 (AMBAC Insured)	3,450	3,708
5.5% 6/1/14	3,200	3,332
5.5% 6/1/15	9,900	10,456
5.5% 6/1/16	16,800	17,721
5.5% 6/1/17	1,900	2,028
Series C1:
5.5% 6/1/14	3,900	4,061
5.5% 6/1/15	4,900	5,175
5.5% 6/1/16	1,600	1,711
5.5% 6/1/17	4,950	5,284
5.5% 6/1/18	5,165	5,575
5.5% 6/1/19	4,700	5,123
5.5% 6/1/20	800	871
5.5% 6/1/22	600	652
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 5.125% 1/1/22	2,000	2,115
		257,456
New York & New Jersey - 0.7%
Port Auth. of New York & New Jersey:
120th Series, 5.75% 10/15/13 (MBIA Insured) (e)	7,220	7,393
124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,215	1,245
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (e)	4,100	4,654
		13,292
North Carolina - 1.1%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,718
5.25% 6/1/20 (AMBAC Insured)	1,520	1,645
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	1,400	1,524
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	900	930
Series A:
5.5% 1/1/11	1,590	1,675
5.75% 1/1/26	1,000	1,054
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.: - continued
Series B, 6.125% 1/1/09	$ 2,220	$ 2,313
Series C:
5.25% 1/1/10	2,630	2,723
5.5% 1/1/07	1,000	1,000
Series D:
5.375% 1/1/10	3,360	3,491
6% 1/1/09	2,430	2,474
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/17	2,500	2,661
		23,208
North Dakota - 0.3%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,996
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5% 7/1/12	1,000	1,043
5% 7/1/14	1,000	1,053
		6,092
Ohio - 0.6%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/12	1,690	1,759
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (f)	2,000	2,165
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (f)	1,060	1,148
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (f)	2,600	2,784
Ohio Air Quality Dev. Auth. Rev. Series 2002 A, 4.2%, tender 1/2/07 (d)	1,000	1,000
Ohio Gen. Oblig. Series 2003 D, 2.45%, tender 9/14/07 (d)	1,350	1,337
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (f)	975	1,063
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	$ 500	$ 544
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (f)	1,000	1,105
		12,932
Oklahoma - 1.0%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	1,000	827
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,160
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	3,360	3,703
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (Escrowed to Maturity) (f)	3,035	3,126
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	2,165	2,423
5.5% 10/1/20 (FGIC Insured)	1,550	1,731
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,773
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.):
5% 12/15/13	1,000	1,063
5% 12/15/14	850	909
		20,715
Oregon - 0.2%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B, 5% 5/1/09 (FSA Insured)	720	742
Tri-County Metropolitan Trans. District Rev. Series A:
5.75% 8/1/14 (Pre-Refunded to 8/1/10 @ 100) (f)	1,520	1,625
5.75% 8/1/17 (Pre-Refunded to 8/1/10 @ 100) (f)	1,950	2,085
		4,452
Pennsylvania - 2.8%
Allegheny County Arpt. Rev.:
(Pittsburg Int'l. Arpt. Proj.) Series 97A, 5.75% 1/1/13 (MBIA Insured) (e)	3,500	3,816
(Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (MBIA Insured) (e)	1,210	1,306
Allegheny County Hosp. Dev. Auth. Rev. (UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,353
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Annville-Cleona School District 5.5% 3/1/23 (FSA Insured)	$ 1,300	$ 1,449
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,494
Central Dauphin School District Gen. Oblig. 7% 2/1/27 (Pre-Refunded to 2/1/16 @ 100) (f)	1,000	1,248
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (d)(e)	5,665	5,555
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series A:
5% 12/15/12	1,120	1,171
5% 12/15/13	1,155	1,214
Series B, 5% 12/15/13	3,115	3,273
(Crozer-Chester Med. Ctr. Proj.) 5.75% 12/15/13	1,165	1,265
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,000	2,563
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured)	3,930	4,761
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (e)	1,300	1,398
6.5% 11/1/16 (e)	1,100	1,200
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (d)(e)	2,300	2,301
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,376
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625% 6/1/12 (FGIC Insured)	2,500	2,723
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) 4th Series, 5.25% 8/1/16 (FSA Insured)	2,355	2,543
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,056
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,360	3,579
Philadelphia School District Series B, 5% 4/1/11 (AMBAC Insured)	2,100	2,204
Pittsburgh Gen. Oblig. Series B, 5.25% 9/1/15 (FSA Insured)	3,000	3,302
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	$ 1,670	$ 1,716
West Allegheny School District Series B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,457
		58,323
Puerto Rico - 0.3%
Puerto Rico Govt. Dev. Bank 5% 12/1/10	6,000	6,237
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Lifespan Corp. Proj.) Series A, 5% 5/15/14 (FSA Insured)	2,000	2,141
South Carolina - 1.2%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5.25% 8/15/11	1,765	1,846
Columbia Gen. Oblig. Ctfs. Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,500
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC Insured)	1,565	1,646
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,775
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/10	680	709
Scago Edl. Facilities Corp. for Colleton School District:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	805
5% 12/1/19	2,040	2,176
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (f)	5,500	6,266
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,109
Series A:
5.5% 1/1/14 (FGIC Insured)	1,300	1,440
5.5% 1/1/16 (FGIC Insured)	2,705	3,050
		25,322
South Dakota - 0.3%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (f)	2,000	2,136
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Dakota - continued
Minnehaha County Gen. Oblig.: - continued
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (f)	$ 2,115	$ 2,255
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (f)	2,350	2,503
		6,894
Tennessee - 1.4%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/10	5,000	5,201
5% 12/15/11	3,285	3,448
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	1,240	1,352
6.25% 1/1/13 (MBIA Insured)	1,700	1,915
7.25% 1/1/10 (MBIA Insured)	8,000	8,762
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,834
5% 9/1/11 (MBIA Insured)	1,835	1,931
5% 9/1/13 (MBIA Insured)	2,010	2,148
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,100	1,135
		27,726
Texas - 14.2%
Alvin Independent School District Series A, 5.25% 2/15/17	1,015	1,106
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series B, 0% 2/1/22 (AMBAC Insured)	1,335	698
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 B, 6% 1/1/16	1,750	1,902
Series B:
6% 1/1/18	1,000	1,088
6% 1/1/19	1,335	1,448
Austin Independent School District 5.25% 8/1/11	3,515	3,745
Austin Util. Sys. Rev.:
Series A, 0% 11/15/10 (MBIA Insured)	5,200	4,488
0% 11/15/12 (AMBAC Insured)	5,645	4,506
0% 5/15/17 (FGIC Insured)	1,900	1,244
Austin Wtr. & Wastewtr. Sys. Rev.:
Series A, 5% 5/15/31 (AMBAC Insured)	2,100	2,219
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Austin Wtr. & Wastewtr. Sys. Rev.: - continued
5% 11/15/10 (MBIA Insured)	$ 1,735	$ 1,815
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	188
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (f)	1,190	1,289
5.375% 5/1/16 (FSA Insured)	185	199
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (f)	1,240	1,343
5.375% 5/1/17 (FSA Insured)	195	209
Birdville Independent School District:
0% 2/15/12	4,150	3,401
5% 2/15/10	1,200	1,247
Boerne Independent School District 5.25% 2/1/35	1,300	1,383
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,610
Cedar Hill Independent School District 0% 8/15/07	1,270	1,241
Clint Independent School District 5.5% 8/15/18	1,000	1,090
Comal Independent School District (School Bldg. Proj.) 5% 2/1/33	1,500	1,569
Corpus Christi Gen. Oblig. 5% 3/1/10 (AMBAC Insured)	1,565	1,626
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,515
5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,500	1,646
Dallas County Gen. Oblig. Series A, 0% 8/15/07	3,605	3,526
Dallas Independent School District Series 2005, 5.25% 8/15/11	2,000	2,132
Del Valle Independent School District:
5% 2/1/15	2,015	2,162
5% 2/1/16	2,195	2,350
5.5% 2/1/11	1,350	1,442
Denton County Gen. Oblig. 5% 7/15/14 (FSA Insured)	3,570	3,820
Denton Independent School District 5% 8/15/33	5,300	5,499
DeSoto Independent School District 0% 8/15/18	2,195	1,342
Fort Worth Independent School District 5% 2/15/12	1,500	1,591
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA Insured)	2,000	2,097
Gainesville Independent School District 5.25% 2/15/36	1,000	1,083
Garland Independent School District:
Series A, 5% 2/15/10	1,000	1,039
5.5% 2/15/12	2,180	2,298
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured)	$ 1,170	$ 1,260
Harlandale Independent School District:
5.5% 8/15/35	15	16
5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (f)	1,385	1,472
Harris County Gen. Oblig.:
(Toll Road Proj.) 0% 10/1/14 (MBIA Insured)	8,530	6,287
Series A, 5.25% 8/15/35 (FSA Insured)	4,600	4,844
0% 10/1/16 (MBIA Insured)	6,180	4,174
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A:
5.625% 2/15/14 (Pre-Refunded to 8/15/11 @ 100) (f)	2,500	2,705
5.625% 2/15/15 (Pre-Refunded to 8/15/11 @ 100) (f)	2,680	2,899
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.):
5.5% 3/1/15 (FGIC Insured)	1,000	1,085
5.5% 3/1/18 (FGIC Insured)	1,140	1,233
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (e)	3,300	3,325
Series B, 5.5% 7/1/30 (FSA Insured)	3,900	4,121
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	259
Houston Independent School District:
Series A, 0% 8/15/11	13,740	11,497
0% 8/15/10 (AMBAC Insured)	2,200	1,917
0% 8/15/15	2,000	1,414
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,240
0% 12/1/11 (AMBAC Insured)	8,250	6,842
Humble Independent School District:
0% 2/15/10	2,320	2,060
0% 2/15/16	1,250	867
0% 2/15/17	1,400	927
Irving Independent School District Series A, 0% 2/15/16	1,035	711
Keller Independent School District:
Series 1996 A, 0% 8/15/17	1,020	658
Series A, 0% 8/15/12	1,590	1,278
Klein Independent School District Series A:
5% 8/1/13	1,455	1,561
5% 8/1/14	5,110	5,517
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
La Joya Independent School District 5.75% 2/15/17 (Pre-Refunded to 2/15/10 @ 100) (f)	$ 2,200	$ 2,337
Lamar Consolidated Independent School District 5.25% 2/15/14	305	310
Laredo Gen. Oblig. 5.125% 8/15/11 (FGIC Insured)	2,225	2,304
Lewisville Independent School District 0% 8/15/08	5,000	4,722
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	3,400	3,680
Lower Colorado River Auth. Rev. 0% 1/1/09 (Escrowed to Maturity) (f)	615	571
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/21 (AMBAC Insured)	2,405	2,583
Mansfield Independent School District:
5.5% 2/15/13	230	246
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,345	1,440
5.5% 2/15/14	330	352
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (f)	1,950	2,088
5.5% 2/15/15	2,270	2,448
5.5% 2/15/16	3,450	3,721
5.5% 2/15/18	145	154
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (f)	855	916
5.5% 2/15/19	2,530	2,693
Mesquite Independent School District:
3.65%, tender 12/1/08 (Liquidity Facility JPMorgan Chase Bank) (d)(f)	2,700	2,700
5.375% 8/15/11	430	442
Midway Independent School District 0% 8/15/19	1,400	820
Montgomery County Gen. Oblig. Series A:
5.625% 3/1/19 (FSA Insured)	520	567
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (f)	3,480	3,802
Mount Pleasant Independent School District 5.5% 2/15/17 (Pre-Refunded to 8/15/11 @ 100) (f)	1,010	1,090
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	1,000	1,075
5.5% 8/15/26 (FGIC Insured)	1,225	1,356
New Braunfels Independent School District 5.5% 2/1/15	1,135	1,209
North Central Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (MBIA Insured)	2,520	2,838
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series A, 5% 1/1/28 (AMBAC Insured)	3,300	3,455
Northside Independent School District:
Series A, 5.25% 2/15/17	2,975	3,188
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Northside Independent School District: - continued
5.5% 2/15/13	$ 1,090	$ 1,164
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,220	1,306
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (f)	530	568
Pearland Independent School District Series A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	1,000	1,085
Pflugerville Independent School District:
5.75% 8/15/14 (Pre-Refunded to 8/15/10 @ 100) (f)	1,000	1,072
5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (f)	500	536
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (f)	1,210	1,291
Rockwall Independent School District:
5.375% 2/15/17	20	22
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,025	1,107
5.375% 2/15/18	25	27
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (f)	1,345	1,453
5.625% 2/15/11	3,865	4,149
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13 (Pre-Refunded to 8/1/11 @ 100) (f)	1,940	2,092
5.5% 8/1/15 (Pre-Refunded to 8/1/11 @ 100) (f)	1,510	1,628
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (f)	1,000	1,087
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (f)	1,050	1,141
San Antonio Elec. & Gas Sys. Rev.:
5.375% 2/1/17	3,495	3,755
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (f)	2,505	2,699
5.75% 2/1/11 (Escrowed to Maturity) (f)	1,410	1,480
San Antonio Muni. Drainage Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,880
5.25% 2/1/14 (MBIA Insured)	1,835	2,000
San Antonio Wtr. Sys. Rev. Series A, 5% 5/15/32 (FSA Insured)	700	728
San Marcos Consolidated Independent School District:
5% 8/1/16	1,190	1,279
5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (f)	3,650	4,018
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,465
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	$ 2,905	$ 3,168
Spring Branch Independent School District:
Series 2001, 5.375% 2/1/14	2,700	2,868
5.375% 2/1/18	1,400	1,485
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20 (Pre-Refunded to 11/15/08 @ 101) (f)	1,250	1,301
Texas Gen. Oblig. (College Student Ln. Prog.):
5.25% 8/1/09 (e)	6,885	7,129
5.375% 8/1/10 (e)	1,915	2,012
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	2,200	1,487
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,000	1,037
(Stephen F. Austin State Univ. Proj.) 5% 10/15/14 (MBIA Insured)	1,300	1,405
Texas State Univ. Sys. Fing. Rev. 5% 3/15/12 (FSA Insured)	2,000	2,119
Texas Tpk. Auth. Central Tpk. Sys. Rev. 5.75% 8/15/38 (AMBAC Insured)	10,110	11,007
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,771
Series B, 5.625% 7/15/21	2,010	2,118
Town Ctr. Impt. District Sales & Hotel Occupancy Tax 5.625% 3/1/18 (FGIC Insured)	2,280	2,434
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	4,080	4,231
Waxahachie Independent School District:
0% 8/15/14	1,460	1,078
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (f)	4,780	2,151
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (f)	3,860	1,622
White Settlement Independent School District 5.75% 8/15/34	1,250	1,364
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	37
Wylie Independent School District 0% 8/15/20	1,000	557
Ysleta Independent School District 0% 8/15/11	1,100	920
		291,805
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Utah - 0.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series B, 5.75% 7/1/16 (MBIA Insured)	$ 370	$ 381
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	5,000	5,377
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	2,740	2,856
		8,614
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	2,800	3,039
Series A, 5.75% 12/1/18 (AMBAC Insured)	1,200	1,289
		4,328
Virginia - 0.4%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (d)(e)	1,700	1,689
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (e)	2,750	2,835
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I:
5.75% 5/1/07 (e)	1,380	1,384
5.85% 5/1/08 (e)	1,370	1,383
		7,291
Washington - 7.3%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/17 (MBIA Insured)	2,800	1,802
0% 6/1/24 (MBIA Insured)	1,525	704
0% 6/1/29 (MBIA Insured)	5,600	2,048
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(e)	1,000	1,060
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	1,300	1,412
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,701
5.25% 1/1/11 (FSA Insured)	1,715	1,812
5% 1/1/10 (MBIA Insured)	2,000	2,073
Clark County School District #114, Evergreen 5.375% 12/1/14 (FSA Insured)	2,000	2,164
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	$ 3,000	$ 1,728
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (Pre-Refunded to 11/1/09 @ 100) (f)	460	483
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2006 A, 5% 7/1/13	5,000	5,345
Series B, 6% 7/1/17 (MBIA Insured)	4,000	4,428
Franklin County Pub. Util. District #1 Elec. Rev. 5.625% 9/1/21 (MBIA Insured)	2,000	2,181
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (e)	1,235	1,289
Series B, 5.25% 1/1/16 (FGIC Insured) (e)	1,000	1,073
King County Swr. Rev. Series B:
5.5% 1/1/15 (FSA Insured)	7,245	7,807
5.5% 1/1/17 (FSA Insured)	2,565	2,758
Port of Seattle Rev.:
Series 2000 B, 5.5% 2/1/08 (MBIA Insured) (e)	6,225	6,344
Series B:
5.25% 9/1/07 (FGIC Insured) (e)	3,185	3,218
5.5% 9/1/08 (FGIC Insured) (e)	3,750	3,860
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.):
4.5% 12/1/07 (FGIC Insured)	1,705	1,718
4.5% 12/1/09 (FGIC Insured)	855	872
Snohomish County School District #4, Lake Stevens 5.125% 12/1/17 (FGIC Insured)	2,000	2,181
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/18 (MBIA Insured)	1,000	1,113
5.75% 12/1/20 (MBIA Insured)	1,000	1,111
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	5,315
0% 12/1/12 (FGIC Insured)	6,830	5,443
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,630
Series 2001 C, 5.25% 1/1/16	3,000	3,185
Series C, 5.25% 1/1/26 (FSA Insured)	2,200	2,330
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	2,047
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	$ 3,065	$ 3,288
(Swedish Health Svcs. Proj.) 5.5% 11/15/12 (AMBAC Insured)	3,000	3,120
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Series 1997 B, 5.125% 7/1/13 (FSA Insured)	9,500	9,754
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5% 7/1/12 (FSA Insured)	3,500	3,633
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series B:
0% 7/1/07	15,130	14,865
0% 7/1/10	16,000	13,948
0% 7/1/10	2,250	1,961
0% 7/1/12 (MBIA Insured)	4,000	3,206
Series C, 7.5% 7/1/08 (MBIA Insured)	7,040	7,422
Whatcom County School District #501 Gen. Oblig.:
5% 6/1/14 (FSA Insured)	2,245	2,419
5% 12/1/14 (FSA Insured)	3,245	3,511
		149,362
West Virginia - 0.1%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (f)	1,100	719
West Virginia Commissioner of Hwys. Spl. Oblig. Series A, 5% 9/1/12 (FSA Insured)	1,500	1,596
		2,315
Wisconsin - 0.9%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	2,180	2,334
Menasha Joint School District:
5.5% 3/1/19 (f)	970	1,043
5.5% 3/1/19 (FSA Insured)	60	64
Wisconsin Gen. Oblig. Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (f)	1,000	1,065
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	888
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/14	1,775	1,904
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (f)	1,760	1,899
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,114
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Svcs., Inc. Proj.):
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (f)	$ 1,000	$ 1,114
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (f)	1,600	1,800
Series 06A, 5% 8/15/12	4,795	4,999
		18,224
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $2,012,029)	2,049,852
NET OTHER ASSETS - 0.5%	10,952
NET ASSETS - 100%	$ 2,060,804
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.779% and pay quarterly a floating rate based on the BMA Municipal Swap Index with Citibank	May 2010	$ 23,000	$ 215
Receive quarterly a fixed rate equal to 3.859% and pay quarterly a floating rate based on the BMA Municipal Swap Index with Goldman Sachs	May 2010	23,000	267
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.391% with Citibank	May 2027	5,000	(286)
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.498% with Merrill Lynch, Inc.	May 2027	5,000	(352)
		$ 56,000	$ (156)
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 71
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	38.8%
Electric Utilities	11.5%
Special Tax	10.0%
Transportation	9.6%
Escrowed/Pre-Refunded	9.3%
Health Care	8.3%
Others* (individually less than 5%)	12.5%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2006

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,012,029)		$ 2,049,852
Cash		8,593
Receivable for fund shares sold		1,088
Interest receivable		27,002
Prepaid expenses		10
Other receivables		131
Total assets		2,086,676

Liabilities
Payable for investments purchased Regular delivery	$ 11
Delayed delivery	19,985
Payable for fund shares redeemed	2,675
Distributions payable	2,049
Swap agreements, at value	156
Accrued management fee	553
Distribution fees payable	2
Other affiliated payables	373
Other payables and accrued expenses	68
Total liabilities		25,872

Net Assets		$ 2,060,804
Net Assets consist of:
Paid in capital		$ 2,020,903
Undistributed net investment income		374
Accumulated undistributed net realized gain (loss) on investments		1,860
Net unrealized appreciation (depreciation) on investments		37,667
Net Assets		$ 2,060,804

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2006

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,811 ÷ 181.58 shares)	$ 9.97

Maximum offering price per share (100/95.25 of $9.97)	$ 10.47
Class T: Net Asset Value and redemption price per share ($4,408 ÷ 442.18 shares)	$ 9.97

Maximum offering price per share (100/96.50 of $9.97)	$ 10.33
Class B: Net Asset Value and offering price per share ($304 ÷ 30.48 shares)A	$ 9.97

Class C: Net Asset Value and offering price per share ($1,365 ÷ 136.80 shares)A	$ 9.98

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($2,026,368 ÷ 203,255.45 shares)	$ 9.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,548 ÷ 2,660.16 shares)	$ 9.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2006

Investment Income
Interest		$ 85,312
Income from Fidelity Central Funds		71
Total income		85,383

Expenses
Management fee	$ 6,297
Transfer agent fees	1,736
Distribution fees	18
Accounting fees and expenses	360
Custodian fees and expenses	31
Independent trustees' compensation	8
Registration fees	162
Audit	63
Legal	10
Miscellaneous	16
Total expenses before reductions	8,701
Expense reductions	(1,767)	6,934
Net investment income		78,449
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,550
Futures contracts	114
Total net realized gain (loss)		2,664
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,114)
Swap agreements	(156)
Total change in net unrealized appreciation (depreciation)		(1,270)
Net gain (loss)		1,394
Net increase (decrease) in net assets resulting from operations		$ 79,843

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2006	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 78,449	$ 71,910
Net realized gain (loss)	2,664	8,840
Change in net unrealized appreciation (depreciation)	(1,270)	(34,596)
Net increase (decrease) in net assets resulting from operations	79,843	46,154
Distributions to shareholders from net investment income	(78,385)	(71,790)
Distributions to shareholders from net realized gain	(640)	(9,634)
Total distributions	(79,025)	(81,424)
Share transactions - net increase (decrease)	117,860	164,345
Redemption fees	20	16
Total increase (decrease) in net assets	118,698	129,091

Net Assets
Beginning of period	1,942,106	1,813,015
End of period (including undistributed net investment income of $374 and undistributed net investment income of $308, respectively)	$ 2,060,804	$ 1,942,106

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.365	.060
Net realized and unrealized gain (loss)	.003	.051
Total from investment operations	.368	.111
Distributions from net investment income	(.365)	(.061)
Distributions from net realized gain	(.003)	(.040)
Total distributions	(.368)	(.101)
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 9.97	$ 9.97
Total Return B, C, D	3.77%	1.12%
Ratios to Average Net Assets F, I
Expenses before reductions	.63%	.61% A
Expenses net of fee waivers, if any	.63%	.61% A
Expenses net of all reductions	.50%	.60% A
Net investment income	3.71%	3.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,811	$ 101
Portfolio turnover rate G	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.358	.050
Net realized and unrealized gain (loss)	.004	.059
Total from investment operations	.362	.109
Distributions from net investment income	(.359)	(.059)
Distributions from net realized gain	(.003)	(.040)
Total distributions	(.362)	(.099)
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 9.97	$ 9.97
Total Return B, C, D	3.71%	1.10%
Ratios to Average Net Assets F, I
Expenses before reductions	.68%	.78% A
Expenses net of fee waivers, if any	.68%	.78% A
Expenses net of all reductions	.59%	.76% A
Net investment income	3.62%	3.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,408	$ 411
Portfolio turnover rate G	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.294	.047
Net realized and unrealized gain (loss)	.002	.051
Total from investment operations	.296	.098
Distributions from net investment income	(.293)	(.048)
Distributions from net realized gain	(.003)	(.040)
Total distributions	(.296)	(.088)
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 9.97	$ 9.97
Total Return B, C, D	3.02%	.99%
Ratios to Average Net Assets F, I
Expenses before reductions	1.35%	1.37% A
Expenses net of fee waivers, if any	1.35%	1.37% A
Expenses net of all reductions	1.25%	1.35% A
Net investment income	2.97%	2.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 304	$ 101
Portfolio turnover rate G	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.285	.046
Net realized and unrealized gain (loss)	.012	.051
Total from investment operations	.297	.097
Distributions from net investment income	(.284)	(.047)
Distributions from net realized gain	(.003)	(.040)
Total distributions	(.287)	(.087)
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 9.98	$ 9.97
Total Return B, C, D	3.03%	.98%
Ratios to Average Net Assets F, I
Expenses before reductions	1.43%	1.47% A
Expenses net of fee waivers, if any	1.43%	1.47% A
Expenses net of all reductions	1.34%	1.45% A
Net investment income	2.88%	2.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,365	$ 101
Portfolio turnover rate G	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Intermediate Municipal Income

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 10.15	$ 10.21	$ 10.23	$ 9.85
Income from Investment Operations
Net investment income B	.385	.385	.395	.410	.427
Net realized and unrealized gain (loss)	.002	(.131)	(.022)	.120	.444
Total from investment operations	.387	.254	.373	.530	.871
Distributions from net investment income	(.384)	(.384)	(.395)	(.410)	(.431)
Distributions from net realized gain	(.003)	(.050)	(.038)	(.140)	(.060)
Total distributions	(.387)	(.434)	(.433)	(.550)	(.491)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 9.97	$ 9.97	$ 10.15	$ 10.21	$ 10.23
Total Return A	3.97%	2.56%	3.74%	5.30%	9.02%
Ratios to Average Net Assets C, E
Expenses before reductions	.43%	.43%	.43%	.44%	.45%
Expenses net of fee waivers, if any	.43%	.42%	.43%	.44%	.45%
Expenses net of all reductions	.34%	.36%	.42%	.43%	.42%
Net investment income	3.88%	3.82%	3.89%	4.00%	4.24%
Supplemental Data
Net assets, end of period (in millions)	$ 2,026	$ 1,941	$ 1,813	$ 1,798	$ 1,758
Portfolio turnover rate D	24%	24%	26%	31%	31%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income D	.382	.061
Net realized and unrealized gain (loss)	.014	.052
Total from investment operations	.396	.113
Distributions from net investment income	(.383)	(.063)
Distributions from net realized gain	(.003)	(.040)
Total distributions	(.386)	(.103)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 9.98	$ 9.97
Total Return B, C	4.06%	1.14%
Ratios to Average Net Assets E, H
Expenses before reductions	.49%	.48% A
Expenses net of fee waivers, if any	.49%	.48% A
Expenses net of all reductions	.36%	.47% A
Net investment income	3.86%	3.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,548	$ 179
Portfolio turnover rate F	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2006

1. Significant Accounting Policies.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and income distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 43,283,475
Unrealized depreciation	(5,482,647)
Net unrealized appreciation (depreciation)	37,800,828
Undistributed ordinary income	209,823
Undistributed long-term capital gain	1,745,386

Cost for federal income tax purposes	$ 2,012,050,927

The tax character of distributions paid was as follows:

	December 31, 2006	December 31, 2005
Tax-exempt Income	$ 78,385,057	$ 71,790,352
Ordinary Income	-	390,914
Long-term Capital Gains	639,680	9,242,987
Total	$ 79,024,737	$ 81,424,253

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Annual Report

2. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $626,090,912 and $472,008,692, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annual management fee rate was .31% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 872	$ 187
Class T	0%	.25%	6,999	203
Class B	.65%	.25%	1,932	1,645
Class C	.75%	.25%	8,481	7,657
			$ 18,284	$ 9,692

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

On January 18, 2007, the Board of Trustees approved a change in Class A and Class T's front-end sales charge. Effective April 1, 2007, FDC will receive a front-end sales charge of up to 4.00% for selling Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,421
Class T	1,956
Class B*	988
Class C*	2,648
$ 8,013

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except for Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

	Amount	% of Average Net Assets
Class A	$ 792.14
Class T	2,475.09
Class B	246.11
Class C	729.09
Intermediate Municipal Income	1,720,843.09
Institutional Class	11,172.15
	$ 1,736,257

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4,501 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Intermediate Municipal Income's operating expenses. During the period, this reimbursement reduced the class' expenses by $36,850.

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $31,122 and $359,802, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 609
Class T	1,904
Class B	189
Class C	561
Intermediate Municipal Income	1,327,192
Institutional Class	8,595
$ 1,339,050

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

Annual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended December 31,
	2006	2005 A
From net investment income
Class A	$ 21,110	$ 616
Class T	100,820	768
Class B	6,314	487
Class C	24,255	470
Intermediate Municipal Income	77,944,342	71,787,076
Institutional Class	288,216	935
Total	$ 78,385,057	$ 71,790,352
From net realized gain
Class A	$ 367	$ 403
Class T	1,182	403
Class B	91	403
Class C	409	403
Intermediate Municipal Income	629,888	9,631,577
Institutional Class	7,743	712
Total	$ 639,680	$ 9,633,901

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended December 31,		Years ended December 31,
	2006	2005 A	2006	2005 A
Class A
Shares sold	173,427	10,040	$ 1,725,155	$ 100,000
Reinvestment of distributions	1,631	102	16,239	1,019
Shares redeemed	(3,616)	-	(35,605)	-
Net increase (decrease)	171,442	10,142	$ 1,705,789	$ 101,019

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

	Shares		Dollars
	Years ended December 31,		Years ended December 31,
	2006	2005 A	2006	2005 A
Class T
Shares sold	398,477	41,122	$ 3,958,313	$ 409,515
Reinvestment of distributions	9,307	107	92,469	1,069
Shares redeemed	(6,838)	-	(68,081)	-
Net increase (decrease)	400,946	41,229	$ 3,982,701	$ 410,584
Class B
Shares sold	32,080	10,040	$ 318,318	$ 100,000
Reinvestment of distributions	566	89	5,622	889
Shares redeemed	(12,297)	-	(122,210)	-
Net increase (decrease)	20,349	10,129	$ 201,730	$ 100,889
Class C
Shares sold	159,319	10,040	$ 1,585,622	$ 100,000
Reinvestment of distributions	1,510	88	14,988	873
Shares redeemed	(34,155)	-	(336,894)	-
Net increase (decrease)	126,674	10,128	$ 1,263,716	$ 100,873
Intermediate Municipal Income
Shares sold	56,726,510	54,794,604	$ 563,129,257	$ 551,450,776
Reinvestment of distributions	5,529,889	5,717,994	54,890,397	57,458,478
Shares redeemed	(53,763,407)	(44,359,637)	(533,657,302)	(445,457,502)
Net increase (decrease)	8,492,992	16,152,961	$ 84,362,352	$ 163,451,752
Institutional Class
Shares sold	2,676,982	17,755	$ 26,690,182	$ 177,000
Reinvestment of distributions	28,099	166	281,049	1,647
Shares redeemed	(62,846)	-	(626,878)	-
Net increase (decrease)	2,642,235	17,921	$ 26,344,353	$ 178,647

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Municipal Income Fund (a fund of Fidelity School Street Trust) at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Intermediate Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 13, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Each of the Trustees oversees 348 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1976

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-
present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity School Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (58)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Mark Sommer (46)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Sommer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Sommer worked as an analyst and manager.

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-
present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 1986 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Board of Trustees of Fidelity Intermediate Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	02/05/07	02/02/07	$0.010

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2006, $2,385,066, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2006, 100% of the fund's income dividends was free from federal income tax, and 11.33% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ALIMI-UANN-0207
1.820143.101

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

As of the end of the period, December 31, 2006, Fidelity School Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Intermediate Municipal Income Fund, Fidelity New Markets Income Fund and Fidelity Strategic Income Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2006A	2005A
Fidelity Intermediate Municipal Income Fund	$54,000	$50,000
Fidelity New Markets Income Fund	$102,000	$93,000
Fidelity Strategic Income Fund	$63,000	$60,000
All funds in the Fidelity Group of Funds audited by PwC	$13,900,000	$12,300,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2006 and December 31, 2005 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2006A	2005A
Fidelity Intermediate Municipal Income Fund	$0	$0
Fidelity New Markets Income Fund	$0	$0
Fidelity Strategic Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2006A	2005A
Fidelity Intermediate Municipal Income Fund	$2,700	$2,500
Fidelity New Markets Income Fund	$2,700	$2,500
Fidelity Strategic Income Fund	$3,600	$3,400
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2006A	2005A
Fidelity Intermediate Municipal Income Fund	$2,600	$3,000
Fidelity New Markets Income Fund	$2,500	$2,500
Fidelity Strategic Income Fund	$3,700	$4,500
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
PwC	$125,000	$190,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2006 and December 31, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2006 and December 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2006 and December 31, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2006 and December 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2006 and December 31, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2006 and December 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate fees billed by PwC of $1,335,000A and $1,290,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2006A	2005A
Covered Services	$145,000	$200,000
Non-Covered Services	$1,190,000	$1,090,000B
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 26, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	February 26, 2007